                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464
--------------------------------------------------------------------------------
                               MFS SERIES TRUST IX
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                       Date of fiscal year end: April 30*
--------------------------------------------------------------------------------
                   Date of reporting period: October 31, 2004
--------------------------------------------------------------------------------
* This Form N-CSR pertains to the following series of the Registrant, which have a April 30 fiscal year end: MFS Bond Fund, MFS Emerging Opportunities Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) BOND FUND                                                     10/31/04

SEMIANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                24
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       43
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         56
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      56
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                           96.2%
        Cash & Other Net Assets          3.8%

MARKET SECTORS*

High Grade Corporates                                                    55.5%
------------------------------------------------------------------------------
High Yield Corporates                                                    11.5%
------------------------------------------------------------------------------
Commercial Mortgage Backed                                                7.1%
------------------------------------------------------------------------------
Mortgage Backed                                                           6.3%
------------------------------------------------------------------------------
U.S. Government Agencies                                                  4.5%
------------------------------------------------------------------------------
Emerging Markets Debt                                                     4.3%
------------------------------------------------------------------------------
Cash & Other Net Assets                                                   3.8%
------------------------------------------------------------------------------
U.S. Treasuries                                                           2.9%
------------------------------------------------------------------------------
Asset Backed                                                              2.8%
------------------------------------------------------------------------------
International Sovereigns                                                  1.3%
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      22.0%
------------------------------------------------------------------------------
AA                                                                        3.6%
------------------------------------------------------------------------------
A                                                                        12.6%
------------------------------------------------------------------------------
BBB                                                                      40.8%
------------------------------------------------------------------------------
BB                                                                       14.1%
------------------------------------------------------------------------------
B                                                                         4.1%
------------------------------------------------------------------------------
Not Rated                                                                 1.2%
------------------------------------------------------------------------------
Other                                                                     1.6%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration                                                           5.1
------------------------------------------------------------------------------
Average Life                                                           8.7 Yrs
------------------------------------------------------------------------------
Average Maturity                                                      13.7 Yrs
------------------------------------------------------------------------------
Average Quality                                                             A-
------------------------------------------------------------------------------
Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

 * For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended October 31, 2004, Class A shares of the MFS Bond Fund provided a cumulative total return not including sales charges of 5.03%, outpacing the 4.35% return for the Lehman Brothers Government/Credit Index.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO PERFORMANCE

The fund's higher exposure to corporate bonds and lower exposure to U.S. Treasuries helped performance relative to the benchmark as corporate bonds outperformed treasuries for the period. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) We correctly overweighted corporates, particularly industrials, in an effort to pick up a yield advantage over treasuries. Positive issue selection within industrials, banks, and asset-backed securities was also a major performance driver. Among individual holdings, positions in Sprint Capital and Pacific Gas & Electric aided results.

DETRACTORS FROM PERFORMANCE

The fund held several positions in real estate investment trusts (REITs). These securities held back relative results as the REIT sector of the bond market underperformed during the period. REITs tend to underperform corporate bonds in a rising interest rate environment as they have more interest rate sensitivity.

The views expressed are those of the portfolio manager only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                     Class
 Share class    inception date    6-mo     1-yr     3-yr     5-yr      10-yr
------------------------------------------------------------------------------
      A             5/8/74         5.03%    7.38%    7.16%    8.00%      7.78%
------------------------------------------------------------------------------
      B             9/7/93         4.67%    6.64%    6.43%    7.26%      7.01%
------------------------------------------------------------------------------
      C             1/3/94         4.67%    6.64%    6.46%    7.26%      7.03%
------------------------------------------------------------------------------
      I             1/2/97         5.18%    7.70%    7.51%    8.34%      8.05%
------------------------------------------------------------------------------
      R1           12/31/02        4.92%    7.16%    7.03%    7.92%      7.74%
------------------------------------------------------------------------------
      R2           10/31/03        4.79%    6.90%    6.52%    7.31%      7.04%
------------------------------------------------------------------------------
     529A           7/31/02        4.87%    7.14%    6.98%    7.89%      7.72%
------------------------------------------------------------------------------
     529B           7/31/02        4.54%    6.37%    6.21%    7.12%      6.94%
------------------------------------------------------------------------------
     529C           7/31/02        4.54%    6.37%    6.24%    7.12%      6.96%
------------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

--------------------
  Average annual
--------------------

Comparative benchmarks
                                  6-mo     1-yr     3-yr     5-yr      10-yr
------------------------------------------------------------------------------
Average Corporate Debt "BBB"-
Rated Fund+                        4.48%    6.41%    6.29%    7.42%      7.66%
------------------------------------------------------------------------------
Lehman Brothers Government/
Credit Index#                      4.35%    5.57%    5.74%    7.87%      7.86%
------------------------------------------------------------------------------
Lipper Corporate Debt Funds
BBB-Rated Index#                   4.58%    6.72%    6.67%    7.35%      7.54%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------
Share class
------------------------------------------------------------------------------
      A                            0.04%    2.28%    5.44%    6.95%      7.26%
------------------------------------------------------------------------------
      B                            0.67%    2.64%    5.54%    6.95%      7.01%
------------------------------------------------------------------------------
      C                            3.67%    5.64%    6.46%    7.26%      7.03%
------------------------------------------------------------------------------
     529A                         -0.11%    2.05%    5.26%    6.84%      7.20%
------------------------------------------------------------------------------
     529B                          0.54%    2.37%    5.31%    6.81%      6.94%
------------------------------------------------------------------------------
     529C                          3.54%    5.37%    6.24%    7.12%      6.96%
------------------------------------------------------------------------------
  I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
      A                            5.03%    7.38%   23.06%   46.91%    111.50%
------------------------------------------------------------------------------
      B                            4.67%    6.64%   20.57%   41.93%     96.89%
------------------------------------------------------------------------------
      C                            4.67%    6.64%   20.67%   41.97%     97.20%
------------------------------------------------------------------------------
      I                            5.18%    7.70%   24.26%   49.26%    116.88%
------------------------------------------------------------------------------
      R1                           4.92%    7.16%   22.62%   46.38%    110.74%
------------------------------------------------------------------------------
      R2                           4.79%    6.90%   20.86%   42.28%     97.37%
------------------------------------------------------------------------------
     529A                          4.87%    7.14%   22.43%   46.15%    110.41%
------------------------------------------------------------------------------
     529B                          4.54%    6.37%   19.81%   41.04%     95.65%
------------------------------------------------------------------------------
     529C                          4.54%    6.37%   19.91%   41.08%     95.96%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Government/Credit Index - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529
Savings Plan.

There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The fund will allocate its investments among fixed income markets based upon judgments made by MFS. The fund could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed income securities.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                  Expenses
                   Annualized     Beginning        Ending       Paid During
                     Expense    Account Value  Account Value*      Period**
                     Ratio        5/01/04         10/31/04     5/01/04-10/31/04
-----------------------------------------------------------------------------
     Actual           0.79%        $1,000          $1,050           $4.08
 A   ------------------------------------------------------------------------
     Hypothetical     0.79%        $1,000          $1,021           $4.02
-----------------------------------------------------------------------------
     Actual           1.49%        $1,000          $1,047           $7.69
 B   ------------------------------------------------------------------------
     Hypothetical     1.49%        $1,000          $1,017           $7.58
-----------------------------------------------------------------------------
     Actual           1.49%        $1,000          $1,047           $7.69
 C   ------------------------------------------------------------------------
     Hypothetical     1.49%        $1,000          $1,017           $7.58
-----------------------------------------------------------------------------
     Actual           0.48%        $1,000          $1,052           $2.48
 I   ------------------------------------------------------------------------
     Hypothetical     0.48%        $1,000          $1,023           $2.45
-----------------------------------------------------------------------------
     Actual           0.98%        $1,000          $1,049           $5.06
 R1  ------------------------------------------------------------------------
     Hypothetical     0.98%        $1,000          $1,020           $4.99
-----------------------------------------------------------------------------
     Actual           1.21%        $1,000          $1,048           $6.25
 R2  ------------------------------------------------------------------------
     Hypothetical     1.21%        $1,000          $1,019           $6.16
-----------------------------------------------------------------------------
     Actual           1.10%        $1,000          $1,049           $5.68
529A ------------------------------------------------------------------------
     Hypothetical     1.10%        $1,000          $1,019           $5.60
-----------------------------------------------------------------------------
     Actual           1.75%        $1,000          $1,045           $9.02
529B ------------------------------------------------------------------------
     Hypothetical     1.75%        $1,000          $1,016           $8.89
-----------------------------------------------------------------------------
     Actual           1.75%        $1,000          $1,045           $9.02
529C ------------------------------------------------------------------------
     Hypothetical     1.75%        $1,000          $1,016           $8.89
-----------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.9%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.1%
-------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009                     $4,937,000          $5,784,668
-------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                    5,140,000           5,823,132
-------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                    4,134,000           4,609,410
-------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                  6,693,000           7,949,865
-------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                   5,388,000           6,979,777
-------------------------------------------------------------------------------------------------
                                                                                      $31,146,852
-------------------------------------------------------------------------------------------------
Aerospace - 0.5%
-------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                           $6,654,000          $7,460,565
-------------------------------------------------------------------------------------------------

Airlines - 0.9%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                           $1,089,417          $1,023,894
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                              945,299             940,150
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2020                            7,651,924           7,412,347
-------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                 3,564,963           3,385,745
-------------------------------------------------------------------------------------------------
                                                                                      $12,762,136
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-------------------------------------------------------------------------------------------------
SABMiller PLC, 6.625%, 2033##                                      $6,785,000          $7,635,554
-------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 9.8%
-------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                                  $2,150,000          $2,025,738
-------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                         1,481,550               7,408
-------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                     4,595,000           4,878,904
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.0046%, 2026                           4,095,000           4,356,414
-------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                         1,072,622           1,068,599
-------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011##                                                      5,180,000           5,128,200
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                           1,963,157           1,974,813
-------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                    4,668,000           5,071,374
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                         4,350,000           4,318,837
-------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp.,
6.6%, 2012                                                          4,039,542           4,272,394
-------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                    3,966,000           4,170,202
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp.,
1.0197%, 2008^^                                                    81,994,609           3,116,820
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                 4,362,000           4,472,911
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                   7,385,000           7,962,398
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                   5,200,000           5,858,584
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                          2,675,000           2,721,520
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.6133%, 2032                        1,390,000           1,603,621
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp.,
6.538%, 2031                                                        6,350,073           6,844,288
-------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                          4,240,000           4,181,902
-------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                          6,770,000           6,721,344
-------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8379%, 2023^^                        21,073,107           3,839,040
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage
Trust, 7%, 2029##                                                   3,028,000           3,475,631
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
6.02%, 2033                                                         4,140,000           4,016,127
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
7.6527%, 2034##                                                     3,065,000           3,488,031
-------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.79%, 2040                                     771,000             771,241
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                           4,670,000           4,705,194
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.9637%, 2028^^                                                    50,733,645           1,838,486
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                         3,960,000           4,424,250
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                         6,477,000           6,914,273
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                        5,033,000           5,475,851
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.626%, 2030^^##                  159,379,744           3,849,324
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                         1,095,262           1,117,461
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                         6,145,781           6,622,952
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8748%, 2031^^                    69,547,908           1,715,663
-------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                         4,166,584           4,162,678
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                       3,233,815           3,238,410
-------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                          3,750,301           3,978,761
-------------------------------------------------------------------------------------------------
                                                                                     $144,389,644
-------------------------------------------------------------------------------------------------
Automotive - 5.7%
-------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 7.2%, 2009                    $4,957,000          $5,588,804
-------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                3,235,000           3,849,650
-------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                        12,168,000          11,850,245
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                13,095,000          14,530,945
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                 5,886,000           6,385,103
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                      11,730,000          11,844,837
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                        3,427,000           3,638,874
-------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                 13,474,000          14,020,869
-------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                             4,799,000           4,925,727
-------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                             2,662,000           3,056,767
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                  3,418,000           3,930,700
-------------------------------------------------------------------------------------------------
                                                                                      $83,622,521
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.6%
-------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030,
4.995% to 2049                                                     $4,214,000          $5,806,235
-------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                        6,664,000           7,272,090
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                      4,158,000           4,251,555
-------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                   8,135,000           9,530,852
-------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 5.17% to 2049##                  10,798,000          13,298,255
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                         8,132,582           8,251,285
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                       8,144,000           9,087,108
-------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014,
4.07% to 2049##                                                     7,199,000           7,732,590
-------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                         5,310,000           5,525,315
-------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008,
5.355% to 2049##                                                    9,752,000          11,204,044
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                            3,595,000           3,678,454
-------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034,
4.1125% to 2049                                                     6,325,000           6,579,069
-------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007,
4.8745% to 2049##                                                  12,502,000          13,914,188
-------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                  3,542,000           3,471,160
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                  1,965,000           2,190,334
-------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
5.52% to 2049##                                                     8,744,000          10,957,456
-------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                        3,896,000           3,923,214
-------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                        7,936,000           8,863,830
-------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                           4,715,000           4,950,750
-------------------------------------------------------------------------------------------------
                                                                                     $140,487,784
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.6%
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                   $5,969,000          $6,431,598
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                              4,211,000           4,014,140
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                      4,458,000           4,168,230
-------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                      16,336,000          19,102,845
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                3,539,000           4,560,136
-------------------------------------------------------------------------------------------------
                                                                                      $38,276,949
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.8%
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011               $8,580,000          $9,413,684
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                         8,405,000           9,465,703
-------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                        7,094,000           7,995,307
-------------------------------------------------------------------------------------------------
                                                                                      $26,874,694
-------------------------------------------------------------------------------------------------
Building - 1.1%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                         $6,465,000          $7,143,825
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2008                       4,685,000           4,802,125
-------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                4,195,000           4,822,001
-------------------------------------------------------------------------------------------------
                                                                                      $16,767,951
-------------------------------------------------------------------------------------------------
Chemicals - 1.0%
-------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                $2,945,000          $3,298,400
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                          4,002,000           4,183,143
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                       3,106,000           3,333,434
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                      3,290,000           3,606,718
-------------------------------------------------------------------------------------------------
                                                                                      $14,421,695
-------------------------------------------------------------------------------------------------
Conglomerates - 1.2%
-------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                       $4,801,000          $5,341,088
-------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                         10,271,000          11,616,593
-------------------------------------------------------------------------------------------------
                                                                                      $16,957,681
-------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.6%
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                        $3,923,000          $4,179,772
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                          4,595,000           5,015,208
-------------------------------------------------------------------------------------------------
                                                                                       $9,194,980
-------------------------------------------------------------------------------------------------
Containers - 0.7%
-------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                           $4,995,000          $5,694,300
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                   4,625,000           5,087,500
-------------------------------------------------------------------------------------------------
                                                                                      $10,781,800
-------------------------------------------------------------------------------------------------

Defense Electronics - 1.1%
-------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                  $8,035,000          $9,357,915
-------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                            5,650,000           6,776,740
-------------------------------------------------------------------------------------------------
                                                                                      $16,134,655
-------------------------------------------------------------------------------------------------
Emerging Market Agencies - 1.2%
-------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                        $3,528,000          $3,656,352
-------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                     3,502,000           4,027,300
-------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 10.61%, 2017                                    1,500,000           2,037,210
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                    1,783,000           2,059,365
-------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                              1,560,000           1,893,934
-------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                               2,800,000           3,440,415
-------------------------------------------------------------------------------------------------
                                                                                      $17,114,576
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.8%
-------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                            $3,477,000          $3,893,153
-------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                    1,109,000           1,153,360
-------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                          830,000             686,825
-------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                       160,000             183,600
-------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                   5,967,000           6,360,822
-------------------------------------------------------------------------------------------------
                                                                                      $12,277,760
-------------------------------------------------------------------------------------------------
Energy - Independent - 3.0%
-------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                             $2,572,000          $2,892,541
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                             4,115,000           4,505,925
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                 1,535,000           1,707,688
-------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                           2,715,000           2,919,412
-------------------------------------------------------------------------------------------------
Forest Oil Corp., 8%, 2008                                          4,920,000           5,461,200
-------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                       8,628,000           9,502,370
-------------------------------------------------------------------------------------------------
Occidental Petroleum Corp., 7.65%, 2006                             4,555,000           4,828,970
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                    3,772,000           3,891,697
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                     7,186,000           8,288,771
-------------------------------------------------------------------------------------------------
                                                                                      $43,998,574
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.6%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                     $6,731,000          $7,576,616
-------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                      1,170,000           1,289,925
-------------------------------------------------------------------------------------------------
                                                                                       $8,866,541
-------------------------------------------------------------------------------------------------

Entertainment - 1.2%
-------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                    $6,649,000          $8,521,811
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                        3,726,000           3,925,166
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                       4,962,000           5,527,589
-------------------------------------------------------------------------------------------------
                                                                                      $17,974,566
-------------------------------------------------------------------------------------------------
Financial Institutions - 1.1%
-------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                      $2,953,000          $3,051,571
-------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                       3,474,000           3,525,422
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                          1,244,000           1,398,291
-------------------------------------------------------------------------------------------------
Household Finance Corp., 6.75%, 2011                                2,384,000           2,696,650
-------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                 5,865,000           5,897,428
-------------------------------------------------------------------------------------------------
                                                                                      $16,569,362
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.1%
-------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                               $5,455,000          $6,000,500
-------------------------------------------------------------------------------------------------
Nabisco, Inc., 6.375%, 2035                                         2,270,000           2,287,114
-------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                      6,127,000           7,286,510
-------------------------------------------------------------------------------------------------
                                                                                      $15,574,124
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
-------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008                            $2,831,000          $2,930,085
-------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                      8,073,000           8,611,437
-------------------------------------------------------------------------------------------------
                                                                                      $11,541,522
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
-------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                         $6,189,000          $6,732,041
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                        4,102,000           4,717,300
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                              4,190,000           4,797,550
-------------------------------------------------------------------------------------------------
                                                                                      $16,246,891
-------------------------------------------------------------------------------------------------
Insurance - 0.4%
-------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                            $4,623,000          $5,097,458
-------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.6%
-------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                             $3,670,000          $3,742,204
-------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                          4,145,000           4,228,895
-------------------------------------------------------------------------------------------------
                                                                                       $7,971,099
-------------------------------------------------------------------------------------------------

International Market Sovereign - 1.0%
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                   DKK 26,148,000          $5,057,580
-------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                               EUR 3,539,000           5,055,661
-------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013                                       3,615,000           5,038,700
-------------------------------------------------------------------------------------------------
                                                                                      $15,151,941
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                    $4,675,000          $4,904,874
-------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                       2,595,000           2,932,350
-------------------------------------------------------------------------------------------------
                                                                                       $7,837,224
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
-------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                             $5,802,000          $6,690,182
-------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                             5,897,000           6,527,466
-------------------------------------------------------------------------------------------------
                                                                                      $13,217,648
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
-------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%,
2012##                                                             $2,308,000          $2,557,172
-------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                     5,363,000           6,628,824
-------------------------------------------------------------------------------------------------
                                                                                       $9,185,996
-------------------------------------------------------------------------------------------------
Mortgage Backed - 6.3%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2016                                       $10,253,323         $10,766,007
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                      24,332,243          24,938,220
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                             15,824,145          15,908,098
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                       6,111,288           6,552,131
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                             14,802,477          15,590,605
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                               11,926,274          11,916,608
-------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                               3,550,560           3,680,502
-------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                         128,434             138,463
-------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                              3,154,563           3,344,027
-------------------------------------------------------------------------------------------------
                                                                                      $92,834,661
-------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.9%
-------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                   $6,995,000          $8,362,208
-------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.875%, 2033                       5,864,000           6,146,328
-------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                        6,187,000           7,153,348
-------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                     3,345,000           3,661,383
-------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                         2,915,000           2,965,610
-------------------------------------------------------------------------------------------------
                                                                                      $28,288,877
-------------------------------------------------------------------------------------------------

Oil Services - 0.7%
-------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                        $4,215,000          $4,678,650
-------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                         5,539,000           5,857,016
-------------------------------------------------------------------------------------------------
                                                                                      $10,535,666
-------------------------------------------------------------------------------------------------
Oils - 0.7%
-------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                   $1,550,000          $1,739,875
-------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                         1,640,000           1,890,100
-------------------------------------------------------------------------------------------------
Valero Energy Corp., 7.5%, 2032                                     5,791,000           6,926,059
-------------------------------------------------------------------------------------------------
                                                                                      $10,556,034
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
-------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                  $5,206,000          $5,356,755
-------------------------------------------------------------------------------------------------

Pollution Control - 0.5%
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                     $1,995,000          $2,029,913
-------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                  4,617,000           5,171,345
-------------------------------------------------------------------------------------------------
                                                                                       $7,201,258
-------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                            $3,410,000          $3,960,084
-------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                    4,137,000           4,892,003
-------------------------------------------------------------------------------------------------
                                                                                       $8,852,087
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.8%
-------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                              $4,932,000          $5,408,900
-------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.39%, 2004                                    5,585,000           5,585,000
-------------------------------------------------------------------------------------------------
                                                                                      $10,993,900
-------------------------------------------------------------------------------------------------
Real Estate - 2.7%
-------------------------------------------------------------------------------------------------
EOP Operating LP, 6.625%, 2005                                     $6,569,000          $6,645,319
-------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                      4,920,000           5,268,646
-------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                        4,476,000           4,942,417
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                  3,349,000           3,526,561
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                               6,890,000           7,441,751
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                4,283,000           4,682,891
-------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                  6,252,000           6,566,769
-------------------------------------------------------------------------------------------------
                                                                                      $39,074,354
-------------------------------------------------------------------------------------------------
Restaurants - 0.5%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                   $5,642,000          $7,041,735
-------------------------------------------------------------------------------------------------

Retailers - 1.5%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                      $4,200,000          $4,525,500
-------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                  4,765,000           5,444,013
-------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                              5,050,000           6,161,000
-------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                   5,894,000           5,889,332
-------------------------------------------------------------------------------------------------
                                                                                      $22,019,845
-------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                             $5,052,000          $5,619,976
-------------------------------------------------------------------------------------------------

Supranational - 0.2%
-------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                        $2,747,000          $3,080,879
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.4%
-------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                          $2,722,000          $3,654,334
-------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                               6,290,000           4,733,225
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                              3,758,000           4,072,733
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                           4,240,000           4,446,700
-------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                  3,766,000           4,095,525
-------------------------------------------------------------------------------------------------
                                                                                      $21,002,517
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.8%
-------------------------------------------------------------------------------------------------
Bellsouth Corp., 6.55%, 2034                                       $7,553,000          $8,075,177
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                            3,409,000           3,920,350
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                 461,000             492,118
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.,
8.5%, 2010                                                          8,439,000          10,166,961
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.,
8.75%, 2030                                                         7,624,000          10,060,356
-------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                5,869,000           5,909,819
-------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                  5,332,000           5,726,168
-------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                               4,820,000           5,699,125
-------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                 4,192,000           4,292,138
-------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                  5,886,000           5,785,249
-------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                             EUR 3,282,000           4,440,576
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006               $3,188,000           3,349,195
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                 2,346,000           2,576,086
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                9,101,000          10,279,252
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                3,909,000           4,428,713
-------------------------------------------------------------------------------------------------
                                                                                      $85,201,283
-------------------------------------------------------------------------------------------------

Tobacco - 0.9%
-------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                       $5,021,000          $5,287,710
-------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                   7,722,000           7,722,000
-------------------------------------------------------------------------------------------------
                                                                                      $13,009,710
-------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                           $5,930,000          $7,771,828
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 4.4%
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2005                                          $10,321,000         $10,470,211
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                               15,405,000          16,798,351
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                           11,413,000          12,823,578
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                             2,542,000           2,658,454
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                          8,231,661           8,414,217
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                          6,522,709           6,436,937
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                          7,000,000           7,154,457
-------------------------------------------------------------------------------------------------
                                                                                      $64,756,205
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.0%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                  $2,336,000          $3,504,182
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031###                                4,399,000           4,777,899
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                  11,590,533          12,420,890
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                  27,952,000          29,093,001
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                      11,723,472          13,124,791
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                   10,574,000          11,180,355
-------------------------------------------------------------------------------------------------
                                                                                      $74,101,118
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.6%
-------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                              $9,424,000         $11,099,493
-------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                               3,090,000           3,458,127
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                             7,171,000           7,816,390
-------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                         8,895,000          10,109,176
-------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                        7,137,000           8,672,854
-------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                              7,785,000           8,866,002
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                      5,158,000           5,651,497
-------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                      925,000           1,039,522
-------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                3,010,000           3,572,960
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                    200,000             206,250
-------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                    2,586,857           2,745,069
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                               4,393,000           4,700,510
-------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                         2,502,000           2,920,925
-------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                        1,718,000           2,216,936
-------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                             8,591,000           8,848,111
-------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                     6,729,000           7,359,702
-------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                  5,793,000           6,007,445
-------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                       4,319,000           4,385,383
-------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                             4,550,000           4,779,766
-------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                      6,301,983           7,059,544
-------------------------------------------------------------------------------------------------
                                                                                     $111,515,662
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,351,597,939)                                      $1,424,355,093
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.3%
-------------------------------------------------------------------------------------------------
Goldman Sachs, 1.86%, dated 10/29/2004, due
11/01/2004, total to be received $33,548,199 (secured
by various U.S. Treasury and Federal Agency
obligations in a jointly traded account), at Cost                 $33,543,000         $33,543,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,385,140,939)                                $1,457,898,093
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.8%                                                  12,359,772
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,470,257,865
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
### Security segregated as collateral for open futures contracts.
 ^^ Interest only security.
 ## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

DKK = Danish Krone
EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value (identified cost, $1,385,140,939)       $1,457,898,093
-----------------------------------------------------------------------------------------------------
Cash                                                                     182
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   17,442,851
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,599,444
-----------------------------------------------------------------------------------------------------
Interest receivable                                               22,290,921
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,499,231,491
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $1,008,383
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures
contracts                                                             64,094
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 21,672,266
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 5,711,901
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      36,145
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         79,717
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        60,090
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     17
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                              12
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               341,001
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $28,973,626
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,470,257,865
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,466,432,116
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   72,494,963
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (59,771,337)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (8,897,877)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,470,257,865
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 111,458,401
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $961,851,585
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              72,841,847
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $13.20
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$13.20)                                                  $13.86
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $350,353,956
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              26,619,762
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $13.16
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $85,265,424
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,485,502
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $13.15
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $55,123,261
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,172,892
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $13.21
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $16,416,035
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,243,805
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $13.20
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $590,395
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  44,721
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $13.20
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                        $307,329
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  23,254
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $13.22
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$13.22)                                                  $13.88
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $150,949
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  11,480
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $13.15
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $198,931
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  15,138
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $13.14
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/04

NET INVESTMENT INCOME

Interest income                                                                           $42,694,840
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $2,832,852
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 26,858
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         1,048,671
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              1,429,102
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              1,799,291
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                439,028
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                35,386
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                   920
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                 524
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                 770
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                 939
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                          374
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                          193
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                          235
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                     460
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     54,650
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         176,654
-----------------------------------------------------------------------------------------------------
  Printing                                                                6,777
-----------------------------------------------------------------------------------------------------
  Postage                                                                27,234
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          27,138
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                862
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          16,899
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $7,925,817
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (21,650)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (638,348)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $7,265,819
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $35,429,021
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $6,362,287
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                    (252,053)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                           6,303
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                               $6,116,537
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $28,510,795
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                    (830,929)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            30,862
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                               $27,710,728
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $33,827,265
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $69,256,286
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                   10/31/04                     4/30/04
                                                                (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                           $35,429,021                 $77,592,354
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             6,116,537                  50,595,274
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             27,710,728                 (57,610,509)
-------------------------------------------------------------  ------------                ------------
Change in net assets from operations                            $69,256,286                 $70,577,119
-------------------------------------------------------------  ------------                ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                      $(26,147,415)               $(57,254,315)
-------------------------------------------------------------------------------------------------------
  Class B                                                        (8,638,983)                (20,406,079)
-------------------------------------------------------------------------------------------------------
  Class C                                                        (2,109,262)                 (4,746,881)
-------------------------------------------------------------------------------------------------------
  Class I                                                        (1,442,849)                 (2,615,309)
-------------------------------------------------------------------------------------------------------
  Class R1                                                         (375,342)                   (230,038)
-------------------------------------------------------------------------------------------------------
  Class R2                                                           (9,317)                     (3,891)
-------------------------------------------------------------------------------------------------------
  Class 529A                                                         (7,740)                    (10,208)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                         (3,492)                     (5,706)
-------------------------------------------------------------------------------------------------------
  Class 529C                                                         (4,262)                     (6,514)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(38,738,662)               $(85,278,941)
-------------------------------------------------------------  ------------                ------------
Change in net assets from fund share transactions              $(39,284,771)              $(261,171,626)
-------------------------------------------------------------  ------------                ------------
Redemption fees                                                      $4,277                         $--
-------------------------------------------------------------  ------------                ------------
Total change in net assets                                      $(8,762,870)              $(275,873,448)
-------------------------------------------------------------  ------------                ------------

NET ASSETS

At beginning of period                                       $1,479,020,735              $1,754,894,183
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $8,897,877 and
$5,588,236, respectively)                                    $1,470,257,865              $1,479,020,735
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.


                                  SIX MONTHS                                      YEARS ENDED 4/30
                                       ENDED        ---------------------------------------------------------------------------
CLASS A                             10/31/04              2004              2003            2002            2001           2000
                                 (UNAUDITED)

Net asset value, beginning of
period                                $12.92            $13.03            $12.27          $12.34          $12.02         $13.08
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)             $0.33             $0.65             $0.70           $0.76           $0.85          $0.87
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  0.31             (0.05)             0.82            0.01            0.34          (1.07)
-----------------------------------  -------            ------            ------          ------          ------         ------
Total from investment
operations                             $0.64             $0.60             $1.52           $0.77           $1.19         $(0.20)
-----------------------------------  -------            ------            ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.36)           $(0.71)           $(0.76)         $(0.76)         $(0.87)        $(0.86)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                --                --           (0.08)             --             --
-----------------------------------  -------            ------            ------          ------          ------         ------
Total distributions declared to
shareholders                          $(0.36)           $(0.71)           $(0.76)         $(0.84)         $(0.87)        $(0.86)
-----------------------------------  -------            ------            ------          ------          ------         ------
Redemption fees added to paid-
in capital#                            $0.00###            $--               $--             $--             $--            $--
-----------------------------------  -------            ------            ------          ------          ------         ------
Net asset value, end of period        $13.20            $12.92            $13.03          $12.27          $12.34         $12.02
-----------------------------------  -------            ------            ------          ------          ------         ------
Total return (%)(+)                     5.03++            4.67             12.84            6.39           10.22          (1.51)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                  SIX MONTHS                                     YEARS ENDED 4/30
                                       ENDED        ---------------------------------------------------------------------------
CLASS A (CONTINUED)                 10/31/04              2004              2003            2002            2001           2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              0.79+             0.93              0.92            0.94            0.93           0.92
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             5.05+             4.95              5.59            6.09            7.01           6.97
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        19                73               112             206             289            290
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $961,852          $956,960        $1,116,853        $975,849        $853,273       $738,936
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.32             $0.64                --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              0.88+             0.94                --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   4.96+             4.94                --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 4/30
                                        ENDED        ------------------------------------------------------------------------
CLASS B                              10/31/04              2004            2003            2002            2001          2000
                                  (UNAUDITED)

Net asset value, beginning of
period                                 $12.88            $12.99          $12.23          $12.30          $11.98        $13.04
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)              $0.28             $0.55           $0.61           $0.67           $0.76         $0.78
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.31             (0.04)           0.82            0.01            0.34         (1.07)
-----------------------------------  --------            ------          ------          ------          ------        ------
Total from investment operations        $0.59             $0.51           $1.43           $0.68           $1.10        $(0.29)
-----------------------------------  --------            ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.31)           $(0.62)         $(0.67)         $(0.68)         $(0.78)       $(0.77)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --                --              --           (0.07)             --            --
-----------------------------------  --------            ------          ------          ------          ------        ------
Total distributions declared to
shareholders                           $(0.31)           $(0.62)         $(0.67)         $(0.75)         $(0.78)       $(0.77)
-----------------------------------  --------            ------          ------          ------          ------        ------
Redemption fees added to paid-in
capital#                                $0.00###            $--             $--             $--             $--           $--
---------------------------------------------            ------          ------          ------          ------        ------
Net asset value, end of period         $13.16            $12.88          $12.99          $12.23          $12.30        $11.98
---------------------------------------------            ------          ------          ------          ------        ------
Total return (%)                         4.67++            3.94           12.09            5.62            9.49         (2.21)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 4/30
                                        ENDED        ------------------------------------------------------------------------
CLASS B (CONTINUED)                  10/31/04              2004            2003            2002            2001          2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               1.49+             1.63            1.62            1.64            1.63          1.62
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              4.36+             4.25            4.89            5.40            6.31          6.27
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         19                73             112             206             289           290
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $350,354          $376,847        $474,882        $401,988        $335,629      $278,030
-----------------------------------------------------------------------------------------------------------------------------

(S)    The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
       Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $0.28             $0.55              --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.58+             1.64              --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                    4.27+             4.24              --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 4/30
                                        ENDED        ------------------------------------------------------------------------
CLASS C                              10/31/04              2004            2003            2002            2001          2000
                                  (UNAUDITED)

Net asset value, beginning of
period                                 $12.87            $12.97          $12.22          $12.29          $11.97        $13.03
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)              $0.28             $0.55           $0.61           $0.67           $0.76         $0.78
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.31             (0.04)           0.81            0.01            0.34         (1.07)
-----------------------------------  --------            ------          ------          ------          ------        ------
Total from investment operations        $0.59             $0.51           $1.42           $0.68           $1.10        $(0.29)
-----------------------------------  --------            ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.31)           $(0.61)         $(0.67)         $(0.68)         $(0.78)       $(0.77)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --                --              --           (0.07)             --            --
-----------------------------------  --------            ------          ------          ------          ------        ------
Total distributions declared to
shareholders                           $(0.31)           $(0.61)         $(0.67)         $(0.75)         $(0.78)       $(0.77)
-----------------------------------  --------            ------          ------          ------          ------        ------
Redemption fees added to paid-in
capital#                                $0.00###            $--             $--             $--             $--           $--
-----------------------------------  --------            ------          ------          ------          ------        ------
Net asset value, end of period         $13.15            $12.87          $12.97          $12.22          $12.29        $11.97
-----------------------------------  --------            ------          ------          ------          ------        ------
Total return (%)                         4.67++            4.02           12.02            5.71            9.42         (2.21)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 4/30
                                        ENDED        ------------------------------------------------------------------------
CLASS C (CONTINUED)                  10/31/04              2004            2003            2002            2001          2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               1.49+             1.63            1.62            1.64            1.63          1.62
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              4.36+             4.25            4.91            5.40            6.31          6.27
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         19                73             112             206             289           290
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $85,265           $91,338        $108,718        $107,212        $100,334       $77,687
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $0.28             $0.55              --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.58+             1.64              --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                    4.27+             4.24              --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 4/30
                                            ENDED        --------------------------------------------------------------------
CLASS I                                  10/31/04              2004           2003           2002           2001         2000
                                      (UNAUDITED)

Net asset value, beginning of period       $12.93            $13.03         $12.27         $12.35         $12.03       $13.09
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                  $0.35             $0.69          $0.67          $0.79          $0.90        $0.91
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.31             (0.04)          0.89           0.01           0.32        (1.08)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.66             $0.65          $1.56          $0.80          $1.22       $(0.17)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.38)           $(0.75)        $(0.80)        $(0.80)        $(0.90)      $(0.89)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --                --             --          (0.08)            --           --
----------------------------------------  -------            ------         ------         ------         ------       ------
Total distributions declared to
shareholders                               $(0.38)           $(0.75)        $(0.80)        $(0.88)        $(0.90)      $(0.89)
----------------------------------------  -------            ------         ------         ------         ------       ------
Redemption fees added to paid-in
capital#                                    $0.00###            $--            $--            $--            $--          $--
----------------------------------------  -------            ------         ------         ------         ------       ------
Net asset value, end of period             $13.21            $12.93         $13.03         $12.27         $12.35       $12.03
----------------------------------------  -------            ------         ------         ------         ------       ------
Total return (%)                             5.18++            5.06          13.17           6.64          10.55        (1.21)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 4/30
                                            ENDED        --------------------------------------------------------------------
CLASS I (CONTINUED)                      10/31/04              2004           2003           2002           2001         2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   0.48+             0.63           0.62           0.64           0.63         0.62
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  5.35+             5.25           5.73           6.39           7.30         7.26
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             19                73            112            206            289          290
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $55,123           $41,613        $53,249        $17,071        $14,459       $6,873
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                       $0.34             $0.69             --             --             --           --
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   0.57+             0.64             --             --             --           --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                        5.26+             5.24             --             --             --           --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1                                                        10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $12.92                 $13.03                 $12.67^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.32                  $0.64                  $0.11
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                              0.31                  (0.07)                  0.49+++^
---------------------------------------------------------------  -------                 ------                 ------
Total from investment operations                                   $0.63                  $0.57                  $0.60
---------------------------------------------------------------  -------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.35)                $(0.68)                $(0.24)
----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00###                 $--                    $--
---------------------------------------------------------------  -------                 ------                 ------
Net asset value, end of period                                    $13.20                 $12.92                 $13.03
---------------------------------------------------------------  -------                 ------                 ------
Total return (%)                                                    4.92++                 4.46                   4.77++
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          0.98+                  1.12                   1.12+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.85+                  5.04                   2.95+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    19                     73                    112
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $16,416                $11,353                   $872
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.31                  $0.64                     --
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.07+                  1.13                     --
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.76+                  5.03                     --
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The net asset value previously reported as $12.65 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         SIX MONTHS             PERIOD
                                                                            ENDED                ENDED
CLASS R2                                                                  10/31/04              4/30/04*
                                                                         (UNAUDITED)

Net asset value, beginning of period                                       $12.92                $12.96^
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                                   $0.29                 $0.31
-------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and foreign
 currency                                                                    0.32                 (0.03)^
-------------------------------------------------------------------------------------------------------
Total from investment operations                                            $0.61                 $0.28
------------------------------------------------------------------------  -------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $(0.33)               $(0.32)
-------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                   $0.00###                $--
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.20                $12.92
------------------------------------------------------------------------  -------                ------
Total return (%)                                                             4.79++                2.16++^
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.21+                 1.35+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        4.59+                 4.84+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             19                    73
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $590                  $256
-------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                       $0.29                 $0.31
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.30+                 1.37+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        4.50+                 4.83+
-------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The net asset value and total return previously reported as $12.98 and 2.01%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529A                                                      10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $12.94                 $13.04                 $12.05^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.31                  $0.61                  $0.39
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                              0.31                  (0.04)                  1.14+++^
---------------------------------------------------------------  -------                 ------                 ------
Total from investment operations                                   $0.62                  $0.57                  $1.53
---------------------------------------------------------------  -------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.34)                $(0.67)                $(0.54)
----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00###                 $--                    $--
---------------------------------------------------------------  -------                 ------                 ------
Net asset value, end of period                                    $13.22                 $12.94                 $13.04
---------------------------------------------------------------  -------                 ------                 ------
Total return (%)(+)                                                 4.87++                 4.44                  12.94++
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.10+                  1.22                   1.22+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.75+                  4.75                   4.68+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    19                     73                    112
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $307                   $300                   $140
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.30                  $0.61                     --
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.19+                  1.23                     --
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.66+                  4.74                     --
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The net asset value previously reported as $12.14 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529B                                                      10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $12.87                 $12.98                 $12.01^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.27                  $0.53                  $0.39
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                              0.31                  (0.06)                  1.06+++^
---------------------------------------------------------------  -------                 ------                 ------
Total from investment operations                                   $0.58                  $0.47                  $1.45
---------------------------------------------------------------  -------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.30)                $(0.58)                $(0.48)
----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00###                 $--                    $--
---------------------------------------------------------------  -------                 ------                 ------
Net asset value, end of period                                    $13.15                 $12.87                 $12.98
---------------------------------------------------------------  -------                 ------                 ------
Total return (%)                                                    4.54++                 3.68                  12.27++^
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.75+                  1.88                   1.87+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.10+                  4.06                   4.30+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    19                     73                    112
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $151                   $161                    $81
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.26                  $0.53                     --
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.84+                  1.89                     --
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.01+                  4.05                     --
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The net asset value and total return previously reported as $12.10 and 12.26%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529C                                                      10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $12.86                 $12.97                 $12.00^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.26                  $0.52                  $0.36
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                              0.32                  (0.05)                  1.09+++^
---------------------------------------------------------------  -------                 ------                 ------
Total from investment operations                                   $0.58                  $0.47                  $1.45
---------------------------------------------------------------  -------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.30)                $(0.58)                $(0.48)
----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $0.00###                 $--                    $--
---------------------------------------------------------------  -------                 ------                 ------
Net asset value, end of period                                    $13.14                 $12.86                 $12.97
---------------------------------------------------------------  -------                 ------                 ------
Total return (%)                                                    4.54++                 3.68                  12.27++
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.75+                  1.88                   1.87+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.10+                  4.07                   4.26+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    19                     73                    112
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $199                   $193                   $100
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.26                  $0.52                     --
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.84+                  1.89                     --
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.01+                  4.06                     --
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### Per share amount was less than $0.01.
  ^ The net asset value previously reported as $12.09 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INDEXED SECURITIES - The fund may invest in indexed securities whose value may be linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                              4/30/04           4/30/03
Distributions declared from:
-------------------------------------------------------------------------
Ordinary income                           $85,278,941       $95,313,401
-------------------------------------------------------------------------

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(53,574,728)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         35,063,214
          ----------------------------------------------------------
          Other temporary differences                    (8,180,361)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          April 30, 2008                                $(8,664,202)
          ----------------------------------------------------------
          April 30, 2009                                (14,236,036)
          ----------------------------------------------------------
          April 30, 2010                                 (4,472,574)
          ----------------------------------------------------------
          April 30, 2011                                (26,201,916)
          ----------------------------------------------------------
          Total                                        $(53,574,728)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.1 billion of average net assets             0.39%
          ----------------------------------------------------------
          In excess of $1.1 billion                            0.38%
          ----------------------------------------------------------

The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $3,018 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $3,459 for retired Independent Trustees for the six months ended October 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended October 31, 2004, the fund paid MFS $54,650 equivalent to 0.0075% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $57,915 and $231 for the six months ended October 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Distribution Fee               0.10%      0.75%      0.75%     0.25%     0.25%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.35%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Distribution Fee               0.25%      0.75%      0.75%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.50%      1.00%      1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended October 31, 2004 amounted to:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Service Fee Retained by
MFD                          $59,216     $1,584     $1,692       $17      $103
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Service Fee Retained by
MFD                              $60         $7        $34
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended October 31, 2004 were as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Effective Annual
Percentage Rates               0.30%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Effective Annual
Percentage Rates               0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

Payment of the 0.05% and 0.15% per annum portion of the Class A and Class 529A distribution fees, respectively, that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2004 were as follows:

                             CLASS A    CLASS B    CLASS CCLASS 529BCLASS 529C

Contingent Deferred Sales
Charges Imposed              $37,809   $384,114     $7,142       $10        $5
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended October 31, 2004, the fund paid MFSC a fee of $653,248 for shareholder services which equated to 0.0894% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $43,126 for the six months ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                PURCHASES             SALES

U.S. government securities                    $52,807,885       $77,645,332
-----------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                  $213,791,576      $263,706,173
-----------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,395,691,898
------------------------------------------------------------------------------
Gross unrealized appreciation                                     $69,544,915
------------------------------------------------------------------------------
Gross unrealized depreciation                                      (7,338,720)
------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                        $62,206,195
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                       Six months ended 10/31/04                 Year ended 4/30/04
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                            11,931,240        $154,508,799        44,145,264        $579,236,294
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           1,998,803          25,914,302         3,691,661          48,281,047
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (15,130,337)       (195,435,103)      (59,516,284)       (777,521,898)
-----------------------------------------------------------------------------------------------------------
Net change                             (1,200,294)       $(15,012,002)      (11,679,359)      $(150,004,557)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                             2,435,064         $31,431,782         6,413,706         $83,975,447
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             604,659           7,813,668         1,226,723          15,989,524
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (5,672,301)        (72,950,062)      (14,956,563)       (194,659,053)
-----------------------------------------------------------------------------------------------------------
Net change                             (2,632,578)       $(33,704,612)       (7,316,134)       $(94,694,082)
-----------------------------------------------------------------------------------------------------------

                                       Six months ended 10/31/04                 Year ended 4/30/04
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS C SHARES

Shares sold                               736,793          $9,474,689         1,671,456         $21,841,715
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             129,469           1,671,312           251,821           3,278,689
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,478,404)        (19,006,672)       (3,206,078)        (41,722,392)
-----------------------------------------------------------------------------------------------------------
Net change                               (612,142)        $(7,860,671)       (1,282,801)       $(16,601,988)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                             1,636,856         $21,052,576         1,334,466         $17,536,860
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             123,609           1,604,892           198,009           2,590,959
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (805,824)        (10,396,312)       (2,399,946)        (31,269,543)
-----------------------------------------------------------------------------------------------------------
Net change                                954,641         $12,261,156          (867,471)       $(11,141,724)
-----------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                               678,630          $8,753,807         1,239,494         $16,251,731
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              29,753             386,070            13,132             172,442
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (343,382)         (4,423,216)         (440,730)         (5,757,623)
-----------------------------------------------------------------------------------------------------------
Net change                                365,001          $4,716,661           811,896         $10,666,550
-----------------------------------------------------------------------------------------------------------

                                       Six months ended 10/31/04               Period ended 4/30/04*
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                                27,580            $359,143            20,192            $265,757
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 804              10,462               215               2,842
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (3,508)            (45,059)             (562)             (7,374)
-----------------------------------------------------------------------------------------------------------
Net change                                 24,876            $324,546            19,845            $261,225
-----------------------------------------------------------------------------------------------------------

                                       Six months ended 10/31/04                 Year ended 4/30/04
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                 2,217             $28,626            12,316            $162,630
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 688               8,934               726               9,514
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (2,867)            (36,547)             (577)             (7,640)
-----------------------------------------------------------------------------------------------------------
Net change                                     38              $1,013            12,465            $164,504
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   188              $2,400             6,963             $91,302
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 313               4,040               414               5,399
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,515)            (19,355)           (1,105)            (14,568)
-----------------------------------------------------------------------------------------------------------
Net change                                 (1,014)           $(12,915)            6,272             $82,133
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                 2,133             $27,699            11,101            $145,864
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 380               4,902               475               6,190
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (2,392)            (30,548)           (4,235)            (55,741)
-----------------------------------------------------------------------------------------------------------
Net change                                    121              $2,053             7,341             $96,313
-----------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2004 was $4,380, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                                  UNREALIZED
                                                                                                APPRECIATION
DESCRIPTION                                    EXPIRATION       CONTRACTS        POSITION     (DEPRECIATION)

U.S. Treasury 5 Year                        December 2004             293           Short         $(289,628)
--------------------------------------------------------------------------------------------------------------

At October 31, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFB-SEM-12/04 70M

MFS(R) LIMITED MATURITY FUND                                         10/31/04

SEMIANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                       ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                26
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       45
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         58
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      58
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                           95.4%
        Cash & Other Net Assets          4.6%

MARKET SECTORS*

High Grade Corporates                                                    50.3%
------------------------------------------------------------------------------
Asset Backed                                                             15.4%
------------------------------------------------------------------------------
Mortgage Backed                                                           8.2%
------------------------------------------------------------------------------
International Sovereigns                                                  7.2%
------------------------------------------------------------------------------
Commercial Mortgage Backed                                                5.9%
------------------------------------------------------------------------------
Cash & Other Net Assets                                                   4.6%
------------------------------------------------------------------------------
U.S. Government Agencies                                                  3.8%
------------------------------------------------------------------------------
Residential Mortgage Backed                                               2.2%
------------------------------------------------------------------------------
Emerging Markets Debt                                                     1.7%
------------------------------------------------------------------------------
High Yield Corporates                                                     0.7%
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      45.9%
------------------------------------------------------------------------------
AA                                                                        6.3%
------------------------------------------------------------------------------
A                                                                        18.2%
------------------------------------------------------------------------------
BBB                                                                      26.1%
------------------------------------------------------------------------------
BB                                                                        2.4%
------------------------------------------------------------------------------
Not Rated                                                                 1.1%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration                                                           1.7
------------------------------------------------------------------------------
Average Life                                                           2.7 yrs
------------------------------------------------------------------------------
Average Maturity                                                       8.1 yrs
------------------------------------------------------------------------------
Average Quality                                                            AA-
------------------------------------------------------------------------------
Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

 *For purposes of this graphical presentation, the bond component includes both accrued interest on bond's and the equivalent exposure from any derivative holdings, if applicable. The bond weight in this portfolio includes the equivalent exposure of a short U.S. Treasury futures contract.

**Credit quality ratings are based on a weighted average of each security's ratings from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

  Percentages are based on net assets as of 10/31/04.

  The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended October 31, 2004, the MFS Limited Maturity Fund Class A shares provided an average annual return of 1.43% not including sales charge, outperforming the 1.38% return for its benchmark, the Lehman Brothers One- to Three-Year Government Credit Index.

MARKET ENVIRONMENT

In 2004, many measures of economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected U.S. markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO RELATIVE PERFORMANCE

The principal source of the fund's relative performance was positive sector allocation decisions. Our overweighting of corporate bonds boosted returns, as bonds in this sector delivered greater income than that offered by comparable-maturity U.S. Treasuries. (The principal value and interest on Treasury securities is guaranteed if held to maturity.) Our weighting in financial service companies and our exposure to asset-backed securities also contributed to the fund's performance as did our overall underweighting in Treasury securities and agency issues.

DETRACTORS FROM RELATIVE PERFORMANCE

We managed the fund during the six-month period on the premise that interest rates in the United States were more likely to rise than fall. Accordingly, we kept the duration of the portfolio shorter than that of our benchmark, the Lehman Brothers One- to Three-Year Government Credit Index. Duration is a measure of interest-rate sensitivity. In general, during periods of rising interest rates, shorter-duration portfolios are less susceptible to price erosion than longer-duration portfolios.

A small exposure to bonds of less than investment grade (below "BBB"-rated) detracted slightly from relative performance. Our slightly shorter duration stance prevented the fund from benefiting from declining long-term interest rates and a flattening of the yield curve.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                      Class
                    inception
   Share class        date          6-mo     1-yr     3-yr     5-yr     10-yr
  ----------------------------------------------------------------------------
        A            2/26/92         1.43%    2.27%    3.00%    5.00%    5.40%
  ----------------------------------------------------------------------------
        B            9/07/93         0.88%    1.47%    2.20%    4.17%    4.56%
  ----------------------------------------------------------------------------
        C            7/01/94         1.00%    1.40%    2.08%    4.12%    4.50%
  ----------------------------------------------------------------------------
        I            1/2/97          1.35%    2.41%    3.10%    5.14%    5.49%
  ----------------------------------------------------------------------------
       R1           12/31/02         1.30%    2.01%    2.84%    4.90%    5.35%
  ----------------------------------------------------------------------------
       R2           10/31/03         1.17%    1.76%    2.30%    4.23%    4.59%
  ----------------------------------------------------------------------------
      529A           7/31/02         1.25%    1.91%    2.76%    4.85%    5.33%
  ----------------------------------------------------------------------------
      529B           7/31/02         0.74%    1.17%    1.97%    4.03%    4.49%
  ----------------------------------------------------------------------------
      529C           7/31/02         0.87%    1.15%    1.92%    4.02%    4.45%
  ----------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

--------------------
  Average annual
--------------------

Comparative benchmarks
  ----------------------------------------------------------------------------
                                    6-mo     1-yr     3-yr     5-yr     10-yr
  ----------------------------------------------------------------------------
  Average short-term investment-
  grade debt fund+                   1.21%    1.89%    2.63%    4.75%    5.32%
  ----------------------------------------------------------------------------
  Lehman Brothers
  One- to Three-Year Government/
  Credit Index#                      1.38%    2.18%    3.45%    5.53%    5.98%
  ----------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

Share class
  ----------------------------------------------------------------------------
        A                           -1.11%   -0.29%    2.14%    4.47%    5.14%
  ----------------------------------------------------------------------------
        B                           -3.08%   -2.45%    1.29%    3.84%    4.56%
  ----------------------------------------------------------------------------
        C                            0.00%    0.42%    2.08%    4.12%    4.50%
  ----------------------------------------------------------------------------
      529A                          -1.28%   -0.64%    1.90%    4.32%    5.06%
  ----------------------------------------------------------------------------
      529B                          -3.22%   -2.75%    1.05%    3.69%    4.49%
  ----------------------------------------------------------------------------
      529C                          -0.12%    0.17%    1.92%    4.02%    4.45%
  ----------------------------------------------------------------------------
  Class I, R1, and R2 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

  ----------------------------------------------------------------------------
        A                            1.43%    2.27%    9.28%   27.64%   69.23%
  ----------------------------------------------------------------------------
        B                            0.88%    1.47%    6.75%   22.67%   56.16%
  ----------------------------------------------------------------------------
        C                            1.00%    1.40%    6.37%   22.35%   55.28%
  ----------------------------------------------------------------------------
        I                            1.35%    2.41%    9.61%   28.46%   70.59%
  ----------------------------------------------------------------------------
       R1                            1.30%    2.01%    8.77%   27.04%   68.45%
  ----------------------------------------------------------------------------
       R2                            1.17%    1.76%    7.06%   23.02%   56.62%
  ----------------------------------------------------------------------------
      529A                           1.25%    1.91%    8.51%   26.74%   68.05%
  ----------------------------------------------------------------------------
      529B                           0.74%    1.17%    6.02%   21.82%   55.09%
  ----------------------------------------------------------------------------
      529C                           0.87%    1.15%    5.88%   21.78%   54.56%
  ----------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  #  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers One- to Three-Year Government/Credit Index - measures short term (1 to 3 years) government and investment-grade corporate bond markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge, reflect the deduction of the maximum 2.50% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC) which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee were reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic and political conditions.

The fund will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The fund could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

------------------------------------------------------------------------------
EXPENSE TABLE
------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                  Expenses
                   Annualized     Beginning        Ending       Paid During
                     Expense    Account Value  Account Value*      Period**
                     Ratio        5/01/04         10/31/04     5/01/04-10/31/04
-----------------------------------------------------------------------------
     Actual           0.59%        $1,000          $1,014           $3.00
 A   ------------------------------------------------------------------------
     Hypothetical     0.59%        $1,000          $1,022           $3.01
-----------------------------------------------------------------------------
     Actual           1.36%        $1,000          $1,009           $6.89
 B   ------------------------------------------------------------------------
     Hypothetical     1.36%        $1,000          $1,018           $6.92
-----------------------------------------------------------------------------
     Actual           1.44%        $1,000          $1,010           $7.30
 C   ------------------------------------------------------------------------
     Hypothetical     1.44%        $1,000          $1,018           $7.32
-----------------------------------------------------------------------------
     Actual           0.43%        $1,000          $1,014           $2.18
 I   ------------------------------------------------------------------------
     Hypothetical     0.43%        $1,000          $1,023           $2.19
-----------------------------------------------------------------------------
     Actual           0.82%        $1,000          $1,013           $4.16
 R1  ------------------------------------------------------------------------
     Hypothetical     0.82%        $1,000          $1,021           $4.18
-----------------------------------------------------------------------------
     Actual           1.10%        $1,000          $1,012           $5.58
 R2  ------------------------------------------------------------------------
     Hypothetical     1.10%        $1,000          $1,019           $5.60
-----------------------------------------------------------------------------
     Actual           0.94%        $1,000          $1,013           $4.77
529A ------------------------------------------------------------------------
     Hypothetical     0.94%        $1,000          $1,020           $4.79
-----------------------------------------------------------------------------
     Actual           1.63%        $1,000          $1,007           $8.25
529B ------------------------------------------------------------------------
     Hypothetical     1.63%        $1,000          $1,017           $8.29
-----------------------------------------------------------------------------
     Actual           1.69%        $1,000          $1,009           $8.56
529C ------------------------------------------------------------------------
     Hypothetical     1.69%        $1,000          $1,016           $8.59
-----------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.3%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.0%
-------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                  $4,320,000           $4,404,015
-------------------------------------------------------------------------------------------------
News America, Inc., 6.625%, 2008                                   4,524,000            4,951,007
-------------------------------------------------------------------------------------------------
                                                                                       $9,355,022
-------------------------------------------------------------------------------------------------
Aerospace - 0.4%
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                  $3,385,000           $3,562,841
-------------------------------------------------------------------------------------------------

Airlines - 0.2%
-------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                             $1,325,568           $1,311,915
-------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                  683,902              649,521
-------------------------------------------------------------------------------------------------
                                                                                       $1,961,436
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
-------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                 $6,550,000           $6,682,788
-------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 23.4%
-------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008             $1,741,338           $1,766,788
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                 5,000,000            4,994,892
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                    875,000              870,825
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 2.2325%, 2034                3,000,000            2,997,657
-------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                4,270,000            4,260,678
-------------------------------------------------------------------------------------------------
Brascan Real Estate, 3.66%, 2040##                                 1,526,000            1,526,000
-------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 2.71%, 2008##                3,000,000            3,000,000
-------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011##                                                     2,050,000            2,029,500
-------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                      452,411              453,563
-------------------------------------------------------------------------------------------------
CNH Equipment Trust, 2.12%, 2016                                   1,245,906            1,246,330
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                             555,784              559,084
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                            353,319              355,417
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                          1,393,804            1,383,351
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                        4,017,000            4,087,921
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                        4,500,000            4,467,762
-------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                     2,340,762            2,348,258
-------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 2.29%, 2013                                  4,800,000            4,805,246
-------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp.,
7.37%, 2029                                                        1,867,167            1,995,508
-------------------------------------------------------------------------------------------------
Circuit City Credit Card Master Trust, 2.3%, 2011                  2,530,000            2,539,488
-------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                   3,375,000            3,548,772
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                     100,858              101,552
-------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust,
0.8763%, 2032##^^                                                 34,024,202            1,738,194
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 2.1613%, 2011                          1,900,289            1,904,775
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2009                   2,240,000            2,481,972
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                    28,200,000              100,056
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp.,
6.538%, 2031                                                       4,710,246            5,076,836
-------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                        3,149,000            3,155,154
-------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                         4,780,000            4,745,646
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                          1,246,162            1,330,794
-------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                 3,950,000            3,942,768
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                        3,172,947            3,418,717
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                        2,065,926            2,223,916
-------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                          3,588,000            3,575,739
-------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                 994,912            1,017,142
-------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.79%, 2040                                  2,600,000            2,600,813
-------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                            4,400,000            4,423,419
-------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 2.36%, 2012                      1,094,071            1,094,502
-------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                       4,417,772            4,424,334
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                             717,639              719,315
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                          1,675,641            1,673,481
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                            500,000              503,768
-------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.2525%, 2033                                     3,167,258            3,169,769
-------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.3025%, 2034                                     3,716,221            3,716,208
-------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.3925%, 2034                                     3,911,812            3,919,220
-------------------------------------------------------------------------------------------------
Interstar Millennium Trust, 2.0744%, 2036                          3,571,001            3,571,528
-------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
6.533%, 2030                                                         228,274              234,123
-------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
6.613%, 2030                                                       4,785,000            5,168,933
-------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
7.325%, 2031                                                         884,020              919,234
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.48%, 2008                                                        3,600,000            3,900,116
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.5347%, 2035^^                                                   77,991,643            1,788,153
-------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                    3,367,000            3,310,708
-------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                             59,716               59,772
-------------------------------------------------------------------------------------------------
Medallion Trust, 2.29%, 2031                                         457,314              457,826
-------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                3,121,240            3,330,191
-------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.8682%, 2030              2,180,000            2,373,726
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                        2,000,000            2,163,600
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                          279,401              285,065
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
0.9492%, 2031##^^                                                 38,471,764            1,346,019
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8748%, 2031^^                   33,486,964              826,083
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                       4,885,000            5,286,715
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.6103%, 2023^^                        38,349,472              856,877
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                            2,350,000            2,565,219
-------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 3.958%, 2034                        1,809,221            1,807,242
-------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                        1,492,757            1,491,358
-------------------------------------------------------------------------------------------------
Novastar Home Equity Loan, 2.2225%, 2034                           4,015,000            4,012,491
-------------------------------------------------------------------------------------------------
PSEG Transition Funding LLC, 5.74%, 2007                             669,392              675,268
-------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007                                5,900,000            5,965,249
-------------------------------------------------------------------------------------------------
Providian Gateway Master Trust, 2.17%, 2010##                      4,250,000            4,255,976
-------------------------------------------------------------------------------------------------
Providian Home Equity Loan Trust, 2.2225%, 2025                      139,594              139,907
-------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 2.32%, 2008##                   3,742,373            3,742,373
-------------------------------------------------------------------------------------------------
RMAC, 2.22%, 2035##                                                3,500,000            3,508,750
-------------------------------------------------------------------------------------------------
RMAC, 1.95%, 2036##                                                1,260,000            1,260,000
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                      4,600,000            4,586,857
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                      1,670,742            1,673,117
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.6%, 2009                                   297,366              298,776
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                              4,000,000            3,975,360
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                4,270,000            4,242,245
-------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 2.1825%, 2034                   4,854,543            4,854,543
-------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust,
2.28%, 2029                                                        2,414,829            2,415,795
-------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                         3,706,935            3,932,752
-------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 2.2725%, 2033                 3,477,382            3,482,854
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                            670,000              668,526
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                          4,494,000            4,525,749
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.2181%, 2009                        2,450,000            2,452,508
-------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                     172,149              172,334
-------------------------------------------------------------------------------------------------
Volkswagon Auto Lease Trust, 3.09%, 2010                           4,600,000            4,602,392
-------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                   2,969,157            2,968,085
-------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                              2,750,000            2,734,280
-------------------------------------------------------------------------------------------------
                                                                                     $223,183,805
-------------------------------------------------------------------------------------------------
Automotive - 3.5%
-------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 7.4%, 2005                   $5,300,000           $5,356,095
-------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.4%, 2006                    2,050,000            2,155,376
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                 10,400,000           10,729,160
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                      2,350,000            2,439,126
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                      9,650,000            9,744,474
-------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                            2,450,000            2,514,697
-------------------------------------------------------------------------------------------------
                                                                                      $32,938,928
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.5%
-------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                      $2,443,000           $2,665,924
-------------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                 2,500,000            2,703,930
-------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                       6,100,000            6,164,737
-------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008                                4,324,000            4,967,831
-------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007                        1,110,000            1,233,986
-------------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                      3,920,000            4,240,092
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                          4,210,000            4,444,897
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                          3,000,000            3,014,421
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                            3,300,000            3,395,697
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817%, 2049                               4,540,000            4,653,427
-------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007##                            7,367,000            8,199,154
-------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006                                           1,125,000            1,204,728
-------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 4.38% to 2049##                          1,150,000            1,235,362
-------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                  2,725,000            2,963,438
-------------------------------------------------------------------------------------------------
Wachovia Corp., 6.4%, 2008                                         4,300,000            4,703,800
-------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2008                                         2,770,000            3,011,486
-------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                      2,573,000            2,652,727
-------------------------------------------------------------------------------------------------
                                                                                      $61,455,637
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.1%
-------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 8.375%, 2007                  $4,818,000           $5,389,068
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                             2,100,000            2,076,287
-------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., 7.25%, 2008                    3,100,000            3,470,404
-------------------------------------------------------------------------------------------------
                                                                                      $10,935,759
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.9%
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008              $1,250,000           $1,294,125
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 4.7%, 2009                   7,500,000            7,759,335
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.2%, 2006##                            4,400,000            4,739,737
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 3.875%, 2009                            4,100,000            4,127,855
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                      3,420,000            3,577,453
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                        7,200,000            7,193,650
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 2.47%, 2006                             2,920,000            2,920,526
-------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8%, 2007                             5,385,000            5,717,556
-------------------------------------------------------------------------------------------------
                                                                                      $37,330,237
-------------------------------------------------------------------------------------------------
Building - 0.4%
-------------------------------------------------------------------------------------------------
Masco Corp., 6.75%, 2006                                          $3,475,000           $3,665,336
-------------------------------------------------------------------------------------------------

Chemicals - 0.9%
-------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                   $6,905,000           $7,236,771
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                         1,660,000            1,735,137
-------------------------------------------------------------------------------------------------
                                                                                       $8,971,908
-------------------------------------------------------------------------------------------------
Conglomerates - 0.4%
-------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                         $3,321,000           $3,477,897
-------------------------------------------------------------------------------------------------

Consumer Cyclical - 0.4%
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                       $2,700,000           $2,876,723
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                           750,000              809,375
-------------------------------------------------------------------------------------------------
                                                                                       $3,686,098
-------------------------------------------------------------------------------------------------
Containers - 0.3%
-------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                               $2,640,000           $2,761,305
-------------------------------------------------------------------------------------------------

Emerging Market Agencies - 0.2%
-------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009##                      $2,300,000           $2,322,765
-------------------------------------------------------------------------------------------------

Emerging Market Sovereign - 0.6%
-------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006                               $2,600,000           $2,856,750
-------------------------------------------------------------------------------------------------
Russian Federation, 8.25%, 2010                                    2,200,000            2,436,500
-------------------------------------------------------------------------------------------------
                                                                                       $5,293,250
-------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                  $2,600,000           $2,682,506
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                   1,155,000            1,182,034
-------------------------------------------------------------------------------------------------
                                                                                       $3,864,540
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.9%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                    $5,250,000           $5,462,767
-------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45%, 2006                                    3,240,000            3,393,294
-------------------------------------------------------------------------------------------------
                                                                                       $8,856,061
-------------------------------------------------------------------------------------------------
Entertainment - 1.4%
-------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.38%, 2006                                  $4,500,000           $4,551,120
-------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                    4,945,000            5,019,670
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                       3,970,000            4,182,208
-------------------------------------------------------------------------------------------------
                                                                                      $13,752,998
-------------------------------------------------------------------------------------------------
Financial Institutions - 3.9%
-------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                     $1,800,000           $1,860,084
-------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                      3,091,000            3,136,753
-------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2006 - 2007                    3,810,000            3,972,052
-------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                         4,400,000            4,398,570
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                           8,239,000            8,626,035
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                         3,125,000            3,134,088
-------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                               9,500,000            9,858,730
-------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                2,275,000            2,287,578
-------------------------------------------------------------------------------------------------
                                                                                      $37,273,890
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 1.4%
-------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                             $4,080,000           $4,108,601
-------------------------------------------------------------------------------------------------
General Mills, Inc., 5.125%, 2007                                  3,375,000            3,513,814
-------------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                              2,430,000            2,537,127
-------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                        3,600,000            3,640,176
-------------------------------------------------------------------------------------------------
                                                                                      $13,799,718
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
-------------------------------------------------------------------------------------------------
Westvaco Corp., 6.85%, 2004                                       $3,600,000           $3,603,942
-------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5%, 2005                                       1,632,000            1,649,046
-------------------------------------------------------------------------------------------------
                                                                                       $5,252,988
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
-------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                       $2,600,000           $2,620,314
-------------------------------------------------------------------------------------------------

Industrial - 0.3%
-------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                     $3,090,000           $3,213,563
-------------------------------------------------------------------------------------------------

Insurance - 2.2%
-------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                   $400,000             $412,274
-------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                2,615,000            2,710,380
-------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.1%, 2007##                                 2,305,000            2,401,951
-------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                         2,500,000            2,530,875
-------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                       4,530,000            4,500,111
-------------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                        2,125,000            2,141,953
-------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                            2,700,000            2,702,446
-------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                            3,380,000            3,726,889
-------------------------------------------------------------------------------------------------
                                                                                      $21,126,879
-------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007               $1,750,000           $1,793,776
-------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                           5,040,000            5,135,483
-------------------------------------------------------------------------------------------------
                                                                                       $6,929,259
-------------------------------------------------------------------------------------------------
International Market Agencies - 4.8%
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005                       $7,200,000           $7,188,070
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005                         225,000              227,036
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                      4,580,000            4,570,753
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                       6,400,000            6,440,966
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.75%, 2007                       2,000,000            2,087,584
-------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                                2,500,000            2,582,943
-------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                         1,000,000            1,045,652
-------------------------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank, 4.5%, 2006                         1,000,000            1,032,566
-------------------------------------------------------------------------------------------------
Oesterreichische Kontrollbank AG, 5.5%, 2006                         220,000              227,614
-------------------------------------------------------------------------------------------------
Province of British Columbia, 4.625%, 2006                         1,500,000            1,551,731
-------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                  5,020,000            5,175,018
-------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007                              4,820,000            4,875,541
-------------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005                                        800,000              828,107
-------------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006                                      7,350,000            7,661,684
-------------------------------------------------------------------------------------------------
                                                                                      $45,495,265
-------------------------------------------------------------------------------------------------
International Market Sovereign - 1.8%
-------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 1.9725%, 2005                 $6,590,000           $6,593,466
-------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                     8,000,000            7,841,984
-------------------------------------------------------------------------------------------------
Government of New Zealand, 10.625%, 2005                           2,146,000            2,323,730
-------------------------------------------------------------------------------------------------
                                                                                      $16,759,180
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                   $4,225,000           $4,432,747
-------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.8%
-------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                           $4,100,000           $4,289,900
-------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                               900,000            1,062,758
-------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                   1,790,000            1,877,615
-------------------------------------------------------------------------------------------------
                                                                                       $7,230,273
-------------------------------------------------------------------------------------------------
Mortgage Backed - 8.2%
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                          $1,500,828           $1,570,240
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                            2,298,642            2,316,729
-------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                 554,920              589,144
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                               325,018              345,670
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2013 - 2019                                     14,615,416           15,032,624
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                             1,835,055            1,947,177
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                               5,556,526            5,834,600
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                               9,148,932            9,349,731
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                             4,786,733            4,812,128
-------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                              1,616,366            1,697,191
-------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2019                                     8,583,698            8,866,736
-------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                      17,867,245           18,438,108
-------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                              5,100,000            5,067,075
-------------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2006 - 2009                                        418,999              455,545
-------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2007 - 2011                                        884,798              944,857
-------------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2009 - 2010                                            6,882                7,343
-------------------------------------------------------------------------------------------------
Ginnie Mae, 12.5%, 2011                                               63,877               72,384
-------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                             488,920              494,481
-------------------------------------------------------------------------------------------------
                                                                                      $77,841,763
-------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.6%
-------------------------------------------------------------------------------------------------
Duke Energy Field Services LLC, 7.5%, 2005                          $810,000             $839,992
-------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                      4,380,000            4,591,576
-------------------------------------------------------------------------------------------------
                                                                                       $5,431,568
-------------------------------------------------------------------------------------------------
Oil Services - 0.4%
-------------------------------------------------------------------------------------------------
Halliburton Co., 3.57%, 2005                                      $3,900,000           $3,931,715
-------------------------------------------------------------------------------------------------

Oils - 0.3%
-------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125%, 2007                                 $2,365,000           $2,525,893
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.7%
-------------------------------------------------------------------------------------------------
Wyeth, 4.125%, 2008                                               $6,650,000           $6,759,532
-------------------------------------------------------------------------------------------------

Pollution Control - 0.2%
-------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                  $1,751,000           $1,879,045
-------------------------------------------------------------------------------------------------

Printing & Publishing - 0.4%
-------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                         $3,713,000           $3,901,821
-------------------------------------------------------------------------------------------------

Real Estate - 2.0%
-------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                    $3,445,000           $3,689,123
-------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                       2,298,000            2,537,461
-------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6.73%, 2005                                      855,000              878,426
-------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                     2,900,000            3,167,656
-------------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                            1,535,000            1,431,888
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                              1,900,000            2,128,004
-------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                 4,800,000            5,041,666
-------------------------------------------------------------------------------------------------
                                                                                      $18,874,224
-------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-------------------------------------------------------------------------------------------------
Golden Funding Corp., 2.1938%, 2005##                             $2,500,000           $2,508,185
-------------------------------------------------------------------------------------------------

Supermarkets - 0.4%
-------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                            $3,110,000           $3,459,645
-------------------------------------------------------------------------------------------------

Supranational - 0.8%
-------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75%, 2005                        $1,644,000           $1,667,729
-------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 8.875%, 2005                          865,000              895,783
-------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                         1,550,000            1,668,338
-------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development,
4.77%, 2005                                                        3,750,000            3,774,413
-------------------------------------------------------------------------------------------------
                                                                                       $8,006,263
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
-------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                         $2,162,000           $2,289,977
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.0%
-------------------------------------------------------------------------------------------------
Bellsouth Corp., 4.2%, 2009                                       $2,519,000           $2,543,198
-------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                  2,350,000            2,482,406
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                            3,256,000            3,500,200
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.,
8.25%, 2005                                                        4,315,000            4,462,931
-------------------------------------------------------------------------------------------------
France Telecom S.A., 7.95%, 2006                                   5,141,000            5,469,217
-------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                             2,200,000            2,511,238
-------------------------------------------------------------------------------------------------
SBC Communications, Inc., 4.125%, 2009                             5,830,000            5,859,144
-------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                  6,200,000            6,373,550
-------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                            2,975,000            3,268,859
-------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008##                                 4,100,000            4,127,298
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006               4,020,000            4,223,263
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                2,850,000            3,129,517
-------------------------------------------------------------------------------------------------
                                                                                      $47,950,821
-------------------------------------------------------------------------------------------------

Tobacco - 0.3%
-------------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                  $2,850,000           $2,914,490
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 3.8%
-------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                              $13,305,000          $13,228,190
-------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                              8,260,000            8,529,449
-------------------------------------------------------------------------------------------------
Freddie Mac, 5.25%, 2006                                           8,500,000            8,774,448
-------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                          4,100,000            4,285,197
-------------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                       1,258,007            1,273,052
-------------------------------------------------------------------------------------------------
                                                                                      $36,090,336
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.0%
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006                                 $2,750,000           $2,745,058
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                  4,000,000            4,269,844
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007###                              21,500,000           23,424,917
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                 15,000,000           14,832,420
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2009                                  2,300,000            2,308,804
-------------------------------------------------------------------------------------------------
                                                                                      $47,581,043
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.5%
-------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                     $5,531,000           $5,918,707
-------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8%, 2005                               4,000,000            4,003,104
-------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                        3,250,000            3,414,024
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.5%, 2009                  2,325,000            2,619,905
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                      3,285,000            3,418,134
-------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                               4,320,000            4,349,367
-------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                      4,140,000            4,242,229
-------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                        1,076,000            1,064,008
-------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                               1,147,000            1,202,214
-------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                              3,826,000            3,987,442
-------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                             2,585,000            2,566,486
-------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                 4,010,000            4,250,905
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                648,000              693,360
-------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                       3,225,000            3,397,473
-------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                 4,569,000            4,738,135
-------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 6.125%, 2008                                   2,641,000            2,836,648
-------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                        1,250,000            1,307,836
-------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                          4,100,000            4,134,961
-------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                               3,497,000            3,654,527
-------------------------------------------------------------------------------------------------
                                                                                      $61,799,465
-------------------------------------------------------------------------------------------------
Utilities - Gas - 0.4%
-------------------------------------------------------------------------------------------------
Keyspan Corp., 6.15%, 2006                                        $3,700,000           $3,884,393
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $938,923,546)                                          $945,822,866
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.6%
-------------------------------------------------------------------------------------------------
Goldman Sachs, 1.86%, dated 10/29/04, due 11/01/04,
total to be received $5,725,887 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                  $5,725,000           $5,725,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $944,648,546)                                    $951,547,866
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                     806,874
-------------------------------------------------------------------------------------------------

Net Assets - 100.0%                                                                  $952,354,740
-------------------------------------------------------------------------------------------------
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value, (identified cost, $944,648,546)          $951,547,866
-----------------------------------------------------------------------------------------------------
Cash                                                                 133,969
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    2,433,201
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    5,728,042
-----------------------------------------------------------------------------------------------------
Interest receivable                                               10,188,141
-----------------------------------------------------------------------------------------------------
Other assets                                                           1,037
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $970,032,256
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $789,146
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures
contracts                                                            152,031
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  9,152,880
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 7,140,952
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      19,676
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         51,165
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       135,825
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     431
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     86
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                               3
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               235,321
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $17,677,516
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $952,354,740
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,003,170,627
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments              6,300,182
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments              (49,870,301)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (7,245,768)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $952,354,740
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 143,866,164
-----------------------------------------------------------------------------------------------------



Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $485,708,964
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              73,272,911
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $6.63
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$6.63)                                                    $6.80
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $184,277,263
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              27,909,462
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.60
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $180,278,296
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              27,225,359
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.62
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $96,156,250
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              14,562,336
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $6.60
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $1,739,859
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 262,321
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $6.63
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $101,049
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  15,247
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $6.63
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                      $1,683,231
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 253,999
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $6.63
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$6.63)                                                    $6.80
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $708,758
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 107,503
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.59
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                      $1,701,070
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 257,026
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.62
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/04

NET INVESTMENT INCOME

Interest income                                                                           $19,392,204
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $1,960,966
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                16,116
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          581,466
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               372,219
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               895,990
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               992,314
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                3,671
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  255
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              2,831
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              3,271
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              8,143
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       2,034
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         870
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       2,036
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    126
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    37,533
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        148,462
-----------------------------------------------------------------------------------------------------
  Printing                                                              25,133
-----------------------------------------------------------------------------------------------------
  Postage                                                               35,376
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         21,500
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             6,910
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         44,804
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $5,162,026
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (7,612)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and
distributor                                                           (732,496)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,421,918
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $14,970,286
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                             $770,593
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                 (1,556,963)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $(786,370)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                        $(901,016)
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                 (1,622,308)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                 $(2,523,324)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $(3,309,694)
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $11,660,592
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                               SIX MONTHS ENDED              YEAR ENDED
                                                                   10/31/04                   4/30/04
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                           $14,970,286                 $30,419,928
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            (786,370)                 (1,861,215)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        (2,523,324)                (15,128,464)
------------------------------------------------------------  -------------               -------------
Change in net assets from operations                            $11,660,592                 $13,430,249
------------------------------------------------------------  -------------               -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-------------------------------------------------------------------------------------------------------
  Class A                                                      $(10,656,582)               $(22,761,105)
-------------------------------------------------------------------------------------------------------
  Class B                                                        (3,453,153)                 (8,199,397)
-------------------------------------------------------------------------------------------------------
  Class C                                                        (3,428,761)                 (7,885,955)
-------------------------------------------------------------------------------------------------------
  Class I                                                        (1,961,756)                 (2,584,152)
-------------------------------------------------------------------------------------------------------
  Class R1                                                          (30,079)                    (19,030)
-------------------------------------------------------------------------------------------------------
  Class R2                                                           (1,903)                     (1,579)
-------------------------------------------------------------------------------------------------------
  Class 529A                                                        (32,125)                    (53,813)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                        (11,346)                    (21,870)
-------------------------------------------------------------------------------------------------------
  Class 529C                                                        (26,128)                    (35,399)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(19,601,833)               $(41,562,300)
------------------------------------------------------------  -------------               -------------
Change in net assets from fund
share transactions                                             $(41,188,824)                $59,913,467
------------------------------------------------------------  -------------               -------------
Redemption fees                                                      $9,325                         $--
------------------------------------------------------------  -------------               -------------
Total change in net assets                                     $(49,120,740)                $31,781,416
------------------------------------------------------------  -------------               -------------

NET ASSETS

At beginning of period                                       $1,001,475,480                $969,694,064
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $7,245,768 and
$2,614,221, respectively)                                      $952,354,740              $1,001,475,480
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.


                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED        --------------------------------------------------------------------------
CLASS A                              10/31/04              2004            2003            2002            2001            2000
                                  (UNAUDITED)

Net asset value, beginning
of period                               $6.68             $6.87           $6.84           $6.86           $6.66           $6.87
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)              $0.11             $0.22           $0.27           $0.34           $0.42           $0.40
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            (0.02)            (0.11)           0.10            0.03            0.20           (0.22)
-----------------------------------  --------            ------          ------          ------          ------          ------
Total from investment operations        $0.09             $0.11           $0.37           $0.37           $0.62           $0.18
-----------------------------------  --------            ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.14)           $(0.30)         $(0.34)         $(0.34)         $(0.42)         $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --                --              --           (0.05)          (0.00)+++          --
-----------------------------------  --------            ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.14)           $(0.30)         $(0.34)         $(0.39)         $(0.42)         $(0.39)
-----------------------------------  --------            ------          ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                $0.00+++            $--             $--             $--             $--             $--
-----------------------------------  --------            ------          ------          ------          ------          ------
Net asset value, end of period          $6.63             $6.68           $6.87           $6.84           $6.86           $6.66
-----------------------------------  --------            ------          ------          ------          ------          ------
Total return (%)(+)                      1.43++            1.60            5.58            5.52            9.57            2.71
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED        --------------------------------------------------------------------------
CLASS A (CONTINUED)                  10/31/04              2004            2003            2002            2001            2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               0.59+             0.75            0.75            0.80            0.82            0.86
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              3.36+             3.31            3.92            5.02            6.20            5.87
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         25                43              53              53              58              74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $485,709          $509,115        $490,000        $293,435        $209,687        $115,752
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)             $0.11             $0.22           $0.26           $0.34           $0.42             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               0.74+             0.82            0.80            0.85            0.85              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              3.21+             3.24            3.87            4.97            6.17              --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED        --------------------------------------------------------------------------
CLASS B                              10/31/04              2004            2003            2002            2001            2000
                                  (UNAUDITED)

Net asset value, beginning
of period                               $6.66             $6.84           $6.81           $6.83           $6.64           $6.85
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)              $0.09             $0.17           $0.21           $0.29           $0.37           $0.34
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            (0.03)            (0.11)           0.11            0.03            0.19           (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.06             $0.06           $0.32           $0.32           $0.56           $0.13
-----------------------------------  --------            ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.12)           $(0.24)         $(0.29)         $(0.29)         $(0.37)         $(0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --                --              --           (0.05)          (0.00)+++          --
-----------------------------------  --------            ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.12)           $(0.24)         $(0.29)         $(0.34)         $(0.37)         $(0.34)
-----------------------------------  --------            ------          ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                $0.00+++            $--             $--             $--             $--             $--
-----------------------------------  --------            ------          ------          ------          ------          ------
Net asset value, end of period          $6.60             $6.66           $6.84           $6.81           $6.83           $6.64
-----------------------------------  --------            ------          ------          ------          ------          ------
Total return (%)                         0.88++            0.95            4.76            4.73            8.61            1.91
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED        --------------------------------------------------------------------------
CLASS B (CONTINUED)                  10/31/04              2004            2003            2002            2001            2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               1.36+             1.54            1.54            1.58            1.59            1.65
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              2.60+             2.53            3.14            4.25            5.41            5.09
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         25                43              53              53              58              74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $184,277          $198,356        $244,736        $120,535         $77,012         $45,214
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for all of the periods indicated. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)             $0.08             $0.17           $0.21           $0.29           $0.37             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.51+             1.61            1.59            1.63            1.63              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              2.45+             2.46            3.09            4.20            5.37              --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED        --------------------------------------------------------------------------
CLASS C                              10/31/04              2004            2003            2002            2001            2000
                                  (UNAUDITED)

Net asset value, beginning
of period                               $6.67             $6.86           $6.83           $6.85           $6.66           $6.86
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)              $0.08             $0.17           $0.20           $0.28           $0.36           $0.34
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            (0.01)            (0.12)           0.11            0.03            0.19           (0.21)
-----------------------------------  --------            ------          ------          ------          ------          ------
Total from investment operations        $0.07             $0.05           $0.31           $0.31           $0.55           $0.13
-----------------------------------  --------            ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.12)           $(0.24)         $(0.28)         $(0.28)         $(0.36)         $(0.33)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --                --              --           (0.05)          (0.00)+++          --
-----------------------------------  --------            ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.12)           $(0.24)         $(0.28)         $(0.33)         $(0.36)         $(0.33)
-----------------------------------  --------            ------          ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                $0.00+++            $--             $--             $--             $--             $--
-----------------------------------  --------            ------          ------          ------          ------          ------
Net asset value, end of period          $6.62             $6.67           $6.86           $6.83           $6.85           $6.66
-----------------------------------  --------            ------          ------          ------          ------          ------
Total return (%)                         1.00++            0.73            4.68            4.64            8.50            1.99
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED        --------------------------------------------------------------------------
CLASS C (CONTINUED)                  10/31/04              2004            2003            2002            2001            2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               1.44+             1.60            1.60            1.65            1.67            1.71
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              2.51+             2.45            3.01            4.12            5.33            5.03
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         25                43              53              53              58              74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $180,278          $209,163        $203,529         $72,888         $26,233         $22,825
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for all of the periods indicated. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)             $0.08             $0.16           $0.20           $0.27           $0.36             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.59+             1.67            1.65            1.70            1.70              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              2.36+             2.38            2.96            4.07            5.30              --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED        --------------------------------------------------------------------------
CLASS I                              10/31/04              2004            2003            2002            2001            2000
                                  (UNAUDITED)

Net asset value, beginning
of period                               $6.66             $6.84           $6.82           $6.84           $6.65           $6.85
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)              $0.12             $0.23           $0.25           $0.35           $0.42           $0.42
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            (0.03)            (0.10)           0.12            0.03            0.20           (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.09             $0.13           $0.37           $0.38           $0.62           $0.20
-----------------------------------  --------            ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.15)           $(0.31)         $(0.35)         $(0.35)         $(0.43)         $(0.40)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --                --              --           (0.05)          (0.00)+++          --
-----------------------------------  --------            ------          ------          ------          ------          ------
Total distributions declared to
shareholders                           $(0.15)           $(0.31)         $(0.35)         $(0.40)         $(0.43)         $(0.40)
-----------------------------------  --------            ------          ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                $0.00+++            $--             $--             $--             $--             $--
-----------------------------------  --------            ------          ------          ------          ------          ------
Net asset value, end of period          $6.60             $6.66           $6.84           $6.82           $6.84           $6.65
-----------------------------------  --------            ------          ------          ------          ------          ------
Total return (%)                         1.35++            1.89            5.59            5.70            9.60            3.02
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED        --------------------------------------------------------------------------
CLASS I (CONTINUED)                  10/31/04              2004            2003            2002            2001            2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               0.43+             0.59            0.60            0.65            0.67            0.71
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              3.52+             3.45            3.81            5.17            6.32            6.00
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         25                43              53              53              58              74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $96,156           $80,206         $29,075          $1,299            $888            $684
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for all of the periods indicated. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)             $0.11             $0.23           $0.24           $0.35           $0.42             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               0.58+             0.66            0.65            0.70            0.70              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              3.37+             3.38            3.76            5.12            6.29              --
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS



Financial Highlights - continued

                                                                  SIX MONTHS              YEAR               PERIOD
                                                                     ENDED               ENDED               ENDED
CLASS 529A                                                         10/31/04             4/30/04             4/30/03*
                                                                  (UNAUDITED)

Net asset value, beginning of period                               $6.68                $6.87               $6.80
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.10                $0.20               $0.15
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           (0.02)               (0.11)               0.16
--------------------------------------------------------------  --------               ------              ------
Total from investment operations                                   $0.08                $0.09               $0.31
--------------------------------------------------------------  --------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.13)              $(0.28)             $(0.24)
--------------------------------------------------------------  --------               ------              ------
Redemption fees added to paid-in capital#                          $0.00+++               $--                 $--
--------------------------------------------------------------  --------               ------              ------
Net asset value, end of period                                     $6.63                $6.68               $6.87
--------------------------------------------------------------  --------               ------              ------
Total return (%)(+)                                                 1.25++               1.28                4.58++**
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          0.94+                1.10                1.10+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               3.02+                2.97                3.23+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    25                   43                  53
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $1,683               $1,651              $1,011
-----------------------------------------------------------------------------------------------------------------
(S) The investment adviser and distributor contractually waived a portion of its fee for all of the periods indicated.
    Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.09                $0.19               $0.15
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.19+                1.27                1.25+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.77+                2.80                3.08+
-----------------------------------------------------------------------------------------------------------------

 *  For the period from the inception of Class 529A, July 31, 2002 through April 30, 2003.
**  The total return previously reported as 4.27% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  SIX MONTHS              YEAR               PERIOD
                                                                     ENDED               ENDED               ENDED
CLASS 529B                                                         10/31/04             4/30/04             4/30/03*
                                                                  (UNAUDITED)

Net asset value, beginning of period                               $6.65                $6.83               $6.77
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.08                $0.15               $0.13
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           (0.03)               (0.10)               0.13
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.05                $0.05               $0.26
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.11)              $(0.23)             $(0.20)
--------------------------------------------------------------  --------               ------              ------
Redemption fees added to paid-in capital#                          $0.00+++               $--                 $--
--------------------------------------------------------------  --------               ------              ------
Net asset value, end of period                                     $6.59                $6.65               $6.83
--------------------------------------------------------------  --------               ------              ------
Total return (%)                                                    0.74++               0.68                3.90**++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          1.63+                1.82                1.85+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.32+                2.24                2.63+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    25                   43                  53
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $709                 $718                $524
-----------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for all of the periods indicated.
    Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.07                $0.15               $0.13
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.78+                1.89                1.90+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.17+                2.17                2.58+
-----------------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class 529B, July 31, 2002 through April 30, 2003.
 **  The total return previously reported as 3.60% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  SIX MONTHS              YEAR               PERIOD
                                                                     ENDED               ENDED               ENDED
CLASS 529C                                                         10/31/04             4/30/04             4/30/03*
                                                                  (UNAUDITED)

Net asset value, beginning of period                               $6.67                $6.86               $6.79
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.08                $0.15               $0.12
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           (0.02)               (0.11)               0.15
--------------------------------------------------------------  --------               ------              ------
Total from investment operations                                   $0.06                $0.04               $0.27
--------------------------------------------------------------  --------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.11)              $(0.23)             $(0.20)
--------------------------------------------------------------  --------               ------              ------
Redemption fees added to paid-in capital#                          $0.00+++               $--                 $--
--------------------------------------------------------------  --------               ------              ------
Net asset value, end of period                                     $6.62                $6.67               $6.86
--------------------------------------------------------------  --------               ------              ------
Total return (%)                                                    0.87++               0.52                4.00**++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          1.69+                1.85                1.85+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.27+                2.22                2.51+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    25                   43                  53
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $1,701               $1,432                $734
-----------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for all of the periods indicated.
    Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.07                $0.15               $0.12
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.84+                1.92                1.90+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.12+                2.15                2.46+
-----------------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class 529C, July 31, 2002 through April 30, 2003.
 **  The total return previously reported as 3.70% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  SIX MONTHS              YEAR               PERIOD
                                                                     ENDED               ENDED               ENDED
CLASS R1                                                           10/31/04             4/30/04             4/30/03*
                                                                  (UNAUDITED)

Net asset value, beginning of period                               $6.68                $6.87               $6.86
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.11                $0.21               $0.08
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments           (0.02)               (0.12)               0.03
--------------------------------------------------------------  --------               ------              ------
Total from investment operations                                   $0.09                $0.09               $0.11
--------------------------------------------------------------  --------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.14)              $(0.28)             $(0.10)
--------------------------------------------------------------  --------               ------              ------
Redemption fees added to paid-in capital#                          $0.00+++               $--                 $--
--------------------------------------------------------------  --------               ------              ------
Net asset value, end of period                                     $6.63                $6.68               $6.87
--------------------------------------------------------------  --------               ------              ------
Total return (%)                                                    1.30++               1.34                1.65++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                          0.82+                1.00                1.00+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               3.16+                3.06                3.33+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    25                   43                  53
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $1,740                 $736                 $85
-----------------------------------------------------------------------------------------------------------------
(S) The investment adviser and distributor contractually waived a portion of its fee for all of the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.10                $0.20               $0.07
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.07+                1.17                1.15+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.91+                2.89                3.18+
-----------------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class R1, December 31, 2002, throuch April 30, 2003.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        SIX MONTHS                PERIOD
                                                                           ENDED                   ENDED
CLASS R2                                                                 10/31/04                4/30/04*
                                                                        (UNAUDITED)

Net asset value, beginning of period                                        $6.68                 $6.77
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                                   $0.10                 $0.09
-------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                     (0.02)                (0.05)
--------------------------------------------------------------------  -----------                ------
Total from investment operations                                            $0.08                 $0.04
--------------------------------------------------------------------  -----------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $(0.13)               $(0.13)
--------------------------------------------------------------------  -----------                ------
Redemption fees added to paid-in capital#                                   $0.00+++                $--
--------------------------------------------------------------------  -----------                ------
Net asset value, end of period                                              $6.63                 $6.68
--------------------------------------------------------------------  -----------                ------
Total return (%)                                                             1.17++                0.58++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.10+                 1.21+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        2.85+                 2.70+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             25                    43
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $101                   $98
-------------------------------------------------------------------------------------------------------
(S) The investment adviser and distributor contractually waived a portion of its fee for all of the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                       $0.09                 $0.09
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.35+                 1.38+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        2.60+                 2.53+
-------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class R2, October 31, 2003, throuch April 30, 2004.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with U.S. generally accepted accounting principles and federal tax regulations, respectively. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                                  4/30/04            4/30/03
Distributions declared from:
------------------------------------------------------------------------------
Ordinary income                               $41,562,300        $34,033,319
------------------------------------------------------------------------------

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $712,331
          ----------------------------------------------------------
          Capital loss carryforward                     (32,571,657)
          ----------------------------------------------------------
          Post-October capital loss deferral             (3,854,927)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         (3,833,841)
          ----------------------------------------------------------
          Other temporary differences                    (3,326,552)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          April 30, 2005                               $(2,906,238)*
          ----------------------------------------------------------
          April 30, 2006                                (1,767,089)*
          ----------------------------------------------------------
          April 30, 2007                                (4,524,994)*
          ----------------------------------------------------------
          April 30, 2008                                (4,772,473)*
          ----------------------------------------------------------
          April 30, 2009                                (2,874,797)
          ----------------------------------------------------------
          April 30, 2011                                (8,907,285)
          ----------------------------------------------------------
          April 30, 2012                                (6,818,781)
          ----------------------------------------------------------
          Total                                       $(32,571,657)
          ----------------------------------------------------------
*Includes amounts associated with the May 19, 2000 acquisition of MFS
 Intermediate Income Fund. The total capital loss carryforward related to the acquisition was $5,976,273

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.25% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After
February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the six months ended October 31, 2004 charged an effective rate of 0.25% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $1,074 for retired Independent Trustees for the six months ended October 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a service agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended October 31, 2004, the fund paid MFS $37,533, equivalent to 0.00765% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $33,565 and $691 for the six months ended October 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Distribution Fee                              0.10%          0.75%          0.75%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                   0.25%          0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                       0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

                                         CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                              0.25%          0.75%          0.75%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                   0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                       0.50%          1.00%          1.00%
-----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
October 31, 2004, amounted to:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Service Fee Retained by MFD                 $10,393           $273           $324            $52           $101
-----------------------------------------------------------------------------------------------------------------

                                         CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD                     $44            $47            $27
-----------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine. A portion of the Class A service fee (0.15%) is being paid by the fund. The remaining portion of the Class A service fee not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

A portion of the Class R1 and Class R2 distribution fee (0.10%) is currently being waived.

A portion of the Class 529A distribution fee (0.10%) is being paid by the fund. Payment of the remaining 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine. A portion of the Class 529A service fee (0.10%) is currently being waived.

Except in the case of the 0.25% per annum Class B and Class 529B service fees paid upon sale of Class B and Class 529B shares in the first year, the Class B and Class 529B service fee is 0.15% per annum and may be increased to 0.25% per annum on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended October 31, 2004 were as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Effective Annual Percentage Rates             0.15%          0.92%          1.00%          0.40%          0.40%
-----------------------------------------------------------------------------------------------------------------

                                         CLASS 529A     CLASS 529B     CLASS 529C

Effective Annual Percentage Rates             0.25%          0.94%          1.00%
-----------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2004 were as follows:

                                            CLASS A        CLASS B        CLASS C     CLASS 529B     CLASS 529C

Contingent Deferred Sales Charges
Imposed                                     $82,074       $347,648        $49,111           $237           $138
-----------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended October 31, 2004, the fund paid MFSC a fee of $439,303 for shareholder services which equated to 0.0895% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $41,706 for the six months ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                   PURCHASES               SALES

U.S. government securities                                       $66,259,237         $60,542,048
---------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                    $173,306,985        $210,066,334
---------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $955,546,856
          ----------------------------------------------------------
          Gross unrealized depreciation                $(11,269,918)
          ----------------------------------------------------------
          Gross unrealized appreciation                   7,270,928
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(3,998,990)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                      Six months ended 10/31/04                 Year ended 4/30/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS A SHARES

Shares sold                          16,146,593         $107,121,015        42,451,131         $288,709,511
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         1,411,339            9,371,038         2,308,221           15,696,402
--------------------------------------------------------------------------------------------------------------
Shares reacquired                   (20,477,319)        (135,882,335)      (39,936,851)        (271,131,160)
--------------------------------------------------------------------------------------------------------------
Net change                           (2,919,387)        $(19,390,282)        4,822,501          $33,274,753
--------------------------------------------------------------------------------------------------------------

                                      Six months ended 10/31/04                 Year ended 4/30/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS B SHARES

Shares sold                           4,595,881          $30,360,510         9,396,698          $63,731,101
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           433,921            2,870,082           897,317            6,080,697
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (6,924,835)         (45,738,232)      (16,278,034)        (110,175,309)
--------------------------------------------------------------------------------------------------------------
Net change                           (1,895,033)        $(12,507,640)       (5,984,019)        $(40,363,511)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           5,111,654          $33,867,155        16,758,004         $114,093,178
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           303,183            2,011,117           600,758            4,080,691
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (9,525,110)         (63,101,820)      (15,698,160)        (106,449,141)
--------------------------------------------------------------------------------------------------------------
Net change                           (4,110,273)        $(27,223,548)        1,660,602          $11,724,728
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                           2,221,919          $14,677,768         7,633,707          $51,767,185
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           341,257            2,256,856           354,608            2,398,624
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (51,184)            (336,473)         (188,852)          (1,276,577)
--------------------------------------------------------------------------------------------------------------
Net change                            2,511,992          $16,598,151         7,799,463          $52,889,232
--------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                             268,178           $1,776,822           166,965           $1,139,515
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             4,823               32,017             2,468               16,742
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (120,786)            (800,401)          (71,724)            (489,394)
--------------------------------------------------------------------------------------------------------------
Net change                              152,215           $1,008,438            97,709             $666,863
--------------------------------------------------------------------------------------------------------------

                                                                               Period ended 4/30/04*
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                                 310               $2,057            14,416              $97,594
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               333                2,215               188                1,270
--------------------------------------------------------------------------------------------------------------
Net change                                  643               $4,272            14,604              $98,864
--------------------------------------------------------------------------------------------------------------

                                                                                Year ended 4/30/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                              56,395             $374,202           200,329           $1,360,457
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             5,601               37,185             7,517               51,103
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (55,212)            (366,731)         (107,861)            (730,823)
--------------------------------------------------------------------------------------------------------------
Net change                                6,784              $44,656            99,985             $680,737
--------------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2, October 31, 2003 through April 30, 2004.

                                      Six months ended 10/31/04                 Year ended 4/30/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS 529B SHARES

Shares sold                               7,000              $46,203            43,344             $293,303
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             1,994               13,165             3,180               21,495
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (9,585)             (63,579)          (15,203)            (102,617)
--------------------------------------------------------------------------------------------------------------
Net change                                 (591)             $(4,211)           31,321             $212,181
--------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                              67,994             $450,646           147,748           $1,002,626
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                             4,498               29,812             4,962               33,674
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (30,048)            (199,118)          (45,083)            (306,680)
--------------------------------------------------------------------------------------------------------------
Net change                               42,444             $281,340           107,627             $729,620
--------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2004 was $1,758, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                                                  UNREALIZED
DESCRIPTION                                  EXPIRATION        CONTRACTS         POSITION       DEPRECIATION

U.S. Treasury 5-Year Notes                December-2004              695            Short         $(599,138)
--------------------------------------------------------------------------------------------------------------

At October 31, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(c) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MQL-SEM-12/04 57M

MFS(R) MUNICIPAL LIMITED MATURITY FUND                                 10/31/04

SEMIANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                32
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       42
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         53
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      53
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                           98.8%
        Cash & Other Net Assets          1.24%

TOP FIVE BOND INDUSTRIES*

Municipal General Obligations/GP                                         14.2%
------------------------------------------------------------------------------
Healthcare/Hospitals                                                     12.5%
------------------------------------------------------------------------------
State and Local Agencies                                                 12.0%
------------------------------------------------------------------------------
Municipal Owned Utilities                                                 9.3%
------------------------------------------------------------------------------
Municipal General Obligations/Schools                                     7.8%
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      61.1%
------------------------------------------------------------------------------
AA                                                                       11.8%
------------------------------------------------------------------------------
A                                                                        10.3%
------------------------------------------------------------------------------
BBB                                                                      15.7%
------------------------------------------------------------------------------
BB                                                                        0.5%
------------------------------------------------------------------------------
Other                                                                     0.6%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average duration                                                           2.9
------------------------------------------------------------------------------
Average life                                                           4.9 Yrs
------------------------------------------------------------------------------
Average maturity***                                                    6.9 Yrs
------------------------------------------------------------------------------
Average quality                                                             AA
------------------------------------------------------------------------------
Average quality short-term bonds                                           A-1
------------------------------------------------------------------------------

Percentages are based on total net assets as of 10/31/04.

  * For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. U.S. Treasuries and mortgage-backed securities are included in the "AAA"-rating category.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended October 31, 2004, Class A shares of the MFS Municipal Limited Maturity Fund was up 2.08%, a cumulative total return not including sales charges, outperforming the 1.97% return for the Lehman Three-Year Municipal Bond Index, but underperforming the 3.25% return for the Lehman Brothers Five-Year Municipal Bond Index.

MARKET ENVIRONMENT

In 2004, many measures of economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected U.S. markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

PERFORMANCE RELATIVE TO THE FUND'S BENCHMARKS

The fund has two benchmarks, the Lehman Brothers Three-year Municipal Bond Index and the Lehman Brothers Five-year Municipal Bond Index (the Lehman Indices).

The chief detractor from performance relative to the five-year index was duration, a measure of sensitivity to interest rate changes. The fund had shorter duration (less sensitivity to interest rate changes) than the benchmark. For that reason, the fund benefited less than the benchmark from declining interest rates in bonds with maturities between 4.00 and 5.99 years.

The principal source of relative performance vs. the three-year index was strong security selection within the credit-enhanced, general obligation, health care and utilities sectors. Our positioning along the yield curve also helped boost relative results. The fund's exposure in the longer (five- to ten-year) part of the curve therefore worked to its benefit, relative to the benchmark, which consists solely of bonds with maturities between 2.00 and
3.99 years.

In the area of credit quality, relative performance was helped by the fund's higher exposure to lower-quality debt relative to both of its benchmarks. During a period when spreads were tightening, lower-rated bonds outperformed, and the fund's overweighting in "BBB"-rated debt helped relative returns. (The Lehman indices are composed primarily of higher-grade securities.)

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                      Class
  Share class     inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             3/17/92         2.08%    2.17%    3.54%    4.76%    4.39%
------------------------------------------------------------------------------
       B              9/7/93         1.69%    1.52%    2.76%    3.96%    3.59%
------------------------------------------------------------------------------
       C              7/1/94         1.65%    1.31%    2.67%    3.87%    3.51%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average short/intermediate-
term municipal bond fund+            2.00%    2.26%    3.58%    4.62%    4.59%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Three-Year Index#               1.97%    2.19%    3.60%    4.86%    5.01%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Five-Year Index#                3.25%    3.29%    4.80%    5.99%    5.84%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
  Average annual
 with sales charge
--------------------

  Share class                       6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A                            -0.47%   -0.38%    2.67%    4.23%    4.13%
------------------------------------------------------------------------------
       B                            -2.31%   -2.46%    1.80%    3.61%    3.59%
------------------------------------------------------------------------------
       C                             0.65%    0.31%    2.67%    3.87%    3.51%
------------------------------------------------------------------------------

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                             2.08%    2.17%   11.01%   26.18%   53.71%
------------------------------------------------------------------------------
       B                             1.69%    1.52%    8.50%   21.43%   42.31%
------------------------------------------------------------------------------
       C                             1.65%    1.31%    8.21%   20.93%   41.14%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers Municipal Bond Three-Year Index - measures the medium-term (2 to 4 years) municipal bond market.

Lehman Brothers Municipal Bond Five-Year Index - measures the medium-term (4 to 6 years) municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 2.50% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflect the deduction of the 1% CDSC.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

Income earned on bonds issued by states of which you are not a resident, or their political subdivisions, may be subject to taxation by the state in which you reside.

The fund's investment in municipal securities may include municipal lease obligations. Municipal lease obligations are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. When a fund invests in municipal lease obligations, it may have limited recourse in the event of default or termination. In some cases, payments under municipal leases do not have to be made unless the appropriate legislative body specifically approves money for that purpose.

The fund may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The fund may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects (such as building a hospital or toll roads, water and sewer projects, etc.) and are not backed by the full faith and credit of the municipal issuer. The fund may invest its assets in revenue bonds relating to any one specific industry (e.g., housing, healthcare, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income.

Municipal securities backed by current or and revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           0.60%        $1,000          $1,021           $3.06
A  ---------------------------------------------------------------------------
    Hypothetical     0.60%        $1,000          $1,022           $3.06
------------------------------------------------------------------------------
    Actual           1.37%        $1,000          $1,017           $6.96
B  ---------------------------------------------------------------------------
    Hypothetical     1.37%        $1,000          $1,018           $6.97
------------------------------------------------------------------------------
    Actual           1.46%        $1,000          $1,017           $7.42
C  ---------------------------------------------------------------------------
    Hypothetical     1.46%        $1,000          $1,018           $7.42
------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.0%
-------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev. "A", FSA, 5.375%, 2015                     $1,000,000        $1,116,480
-------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), "A", AMBAC,
6%, 2005                                                              1,900,000         1,912,370
-------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), FSA, 5.25%, 2013          1,500,000         1,651,650
-------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008               250,000           271,143
-------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC,
6%, 2013                                                              1,000,000         1,166,690
-------------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey
(Refunding Port District Project), "A", FSA, 5.25%, 2009                550,000           611,017
-------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006           1,000,000         1,075,980
-------------------------------------------------------------------------------------------------
Long Beach, CA, "A", FGIC, 5%, 2015                                   1,000,000         1,074,070
-------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.25%, 2007                     375,000           403,384
-------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                     175,000           198,294
-------------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC,
5.25%, 2009                                                             500,000           542,240
-------------------------------------------------------------------------------------------------
Omaha, NE, Airport Authority Rev., FSA, 4%, 2006                        500,000           511,585
-------------------------------------------------------------------------------------------------
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                           500,000           536,455
-------------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp. Airport Rev., "A",
FGIC, 5%, 2012                                                          750,000           819,833
-------------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport Rev.,
"A", FSA, 5%, 2009                                                      200,000           218,062
-------------------------------------------------------------------------------------------------
Wayne Charter County, MI, Airport Rev., Refunding Detroit
Metropolitan, "D", FGIC, 5.25%, 2006                                  1,000,000         1,058,040
-------------------------------------------------------------------------------------------------
                                                                                      $13,167,293
-------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 14.9%
-------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), 5.75%, 2009                    $235,000          $266,187
-------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                       500,000           541,555
-------------------------------------------------------------------------------------------------
Central Falls, RI, ASST GTY, 5.5%, 2005                                 440,000           447,938
-------------------------------------------------------------------------------------------------
Chicago, IL, Neighborhoods Alive, MBIA, 5%, 2008                      1,250,000         1,353,888
-------------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                               705,000           793,562
-------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 5.75%, 2005                         500,000           504,775
-------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 6%, 2010(++)                        310,000           361,398
-------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, "C", 6%, 2013                              800,000           887,576
-------------------------------------------------------------------------------------------------
Du Page County, IL (Ars Jail Project), 5%, 2009                         870,000           951,084
-------------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                   425,000           455,481
-------------------------------------------------------------------------------------------------
Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006                  340,000           361,121
-------------------------------------------------------------------------------------------------
Huntsville, AL, "D", 5%, 2008                                           350,000           382,508
-------------------------------------------------------------------------------------------------
King County, WA, "B", 4.75%, 2009                                     1,500,000         1,607,250
-------------------------------------------------------------------------------------------------
Kingsport, TN, "A", FGIC, 4%, 2008                                    1,000,000         1,053,090
-------------------------------------------------------------------------------------------------
Lansing, IL, "A", FSA, 4.25%, 2007                                      530,000           560,083
-------------------------------------------------------------------------------------------------
Milwaukee County, WI, "A", 4.75%, 2007                                1,000,000         1,068,660
-------------------------------------------------------------------------------------------------
Mobile County, AL, MBIA, 5%, 2007                                       500,000           533,315
-------------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                          265,000           297,052
-------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                          375,000           425,970
-------------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                          250,000           276,595
-------------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                           780,000           871,580
-------------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2014                                             800,000           881,328
-------------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2010                                           1,000,000         1,096,970
-------------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010                                             370,000           403,171
-------------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                        820,000           907,355
-------------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                   1,000,000         1,101,190
-------------------------------------------------------------------------------------------------
Philadelphia, PA, "A", XLCA, 5%, 2011                                 1,000,000         1,107,630
-------------------------------------------------------------------------------------------------
Philadelphia, PA, FGIC, 5.25%, 2008                                   2,000,000         2,195,540
-------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev., Government
Facilities, "J", 5%, 2028                                             2,230,000         2,422,070
-------------------------------------------------------------------------------------------------
Saraland, AL, MBIA, 4.5%, 2009                                          865,000           928,318
-------------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625%, 2012                                500,000           573,725
-------------------------------------------------------------------------------------------------
State of California, 5%, 2011 - 2012                                  3,400,000         3,738,335
-------------------------------------------------------------------------------------------------
State of California, FSA, 5.25%, 2010                                 2,000,000         2,234,860
-------------------------------------------------------------------------------------------------
State of Hawaii, "CY", FSA, 5.25%, 2008                                 500,000           547,320
-------------------------------------------------------------------------------------------------
State of Illinois, FGIC, 5%, 2005                                       500,000           503,865
-------------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                                 500,000           541,235
-------------------------------------------------------------------------------------------------
State of Washington, "R", 5.375%, 2007                                  750,000           816,113
-------------------------------------------------------------------------------------------------
State of Washington, "R", MBIA, 4%, 2008                              1,000,000         1,052,150
-------------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                        400,000           447,680
-------------------------------------------------------------------------------------------------
State of Wisconsin, "C", FSA, 5%, 2010                                1,000,000         1,104,700
-------------------------------------------------------------------------------------------------
State of Wisconsin, MBIA, 5%, 2017                                      500,000           548,915
-------------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                       500,000           565,210
-------------------------------------------------------------------------------------------------
Titus County, TX, Hospital District, FGIC, 5%, 2013                     510,000           565,534
-------------------------------------------------------------------------------------------------
Weslaco, TX, MBIA, 3.25%, 2007                                          795,000           816,696
-------------------------------------------------------------------------------------------------
                                                                                      $39,100,578
-------------------------------------------------------------------------------------------------

General Obligations - Improvement - 3.0%
-------------------------------------------------------------------------------------------------
Jersey City, NJ, (Refunding & General Improvement), "A",
AMBAC, 4%, 2007                                                        $500,000          $522,625
-------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010(++)                            375,000           442,320
-------------------------------------------------------------------------------------------------
Madison & St. Clair Counties, IL (School Building), FGIC,
4.25%, 2005                                                             500,000           502,960
-------------------------------------------------------------------------------------------------
Montgomery County, MD, Public Improvement, "A",
5.375%, 2005                                                            500,000           502,905
-------------------------------------------------------------------------------------------------
Montgomery, AL, AMBAC, 5%, 2011                                       1,000,000         1,104,780
-------------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010              500,000           566,555
-------------------------------------------------------------------------------------------------
North Slope Borough, AK, "A", MBIA, 0%, 2005                            500,000           493,815
-------------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                          300,000           329,778
-------------------------------------------------------------------------------------------------
Pittsburgh, PA, "A", AMBAC, 5%, 2009                                  1,000,000         1,099,790
-------------------------------------------------------------------------------------------------
Springfield, MA, State Quality, MBIA, 5%, 2011                        1,000,000         1,112,290
-------------------------------------------------------------------------------------------------
State of Mississippi, "I", ETM, 5.5%, 2006(++)                          250,000           267,330
-------------------------------------------------------------------------------------------------
State of Mississippi, ETM, 6.2%, 2008(++)                               435,000           486,130
-------------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                              500,000           546,825
-------------------------------------------------------------------------------------------------
                                                                                       $7,978,103
-------------------------------------------------------------------------------------------------
General Obligations - Schools - 7.7%
-------------------------------------------------------------------------------------------------
Birdville, TX, Independent School District, "A", PSF,
4.25%, 2008                                                            $500,000          $530,160
-------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B",
5.25%, 2011                                                             500,000           554,850
-------------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                      600,000           665,844
-------------------------------------------------------------------------------------------------
Cincinnati, OH, City School District, FSA, 4.5%, 2006                   500,000           519,310
-------------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2010(++)                     315,000           366,329
-------------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA,
0%, 2008                                                                500,000           444,525
-------------------------------------------------------------------------------------------------
Cook County, IL, School District Number 135, "A", MBIA, 3.25%,
2006                                                                    500,000           509,080
-------------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF,
5%, 2008                                                                500,000           541,945
-------------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009             1,000,000           878,630
-------------------------------------------------------------------------------------------------
Detroit, MI, City School District (School Building & Site
Improvement), "B", FGIC, 5%, 2010                                     2,000,000         2,212,620
-------------------------------------------------------------------------------------------------
Dodge, KS, Unified School District Number 443, FGIC, 4%, 2006           500,000           513,625
-------------------------------------------------------------------------------------------------
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                     1,115,000         1,266,450
-------------------------------------------------------------------------------------------------
Hall County, GA, School District, 4.5%, 2007                          1,540,000         1,630,167
-------------------------------------------------------------------------------------------------
Kaufman, TX, Independent School District, PSF, 0%, 2005                 500,000           497,310
-------------------------------------------------------------------------------------------------
Lake County, IL, Community School District, "B", FGIC,
0%, 2005                                                                500,000           489,235
-------------------------------------------------------------------------------------------------
Lancaster County, NE, School District (Lincoln Public School),
4%, 2008                                                                500,000           525,275
-------------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009(++)                     100,000           111,425
-------------------------------------------------------------------------------------------------
Mauston, WI, Joint School District, FGIC, 5.55%, 2005                   500,000           507,635
-------------------------------------------------------------------------------------------------
Michigan City, IN, School Building, FSA, 5%, 2006                       250,000           258,640
-------------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF,
4.4%, 2007                                                              700,000           736,974
-------------------------------------------------------------------------------------------------
New Albany, IN, Floyd County School Building (First Mortgage),
FGIC, 5.5%, 2007                                                        250,000           269,013
-------------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                      500,000           541,535
-------------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010(++)                         250,000           290,448
-------------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, "B", FSA,
5.25%, 2007                                                             500,000           535,820
-------------------------------------------------------------------------------------------------
Plymouth Canton, MI, Community School, Q-SBLF, 5%, 2011                 500,000           554,870
-------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 6.5%, 2011            500,000           590,770
-------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF,
5.375%, 2012                                                            570,000           648,255
-------------------------------------------------------------------------------------------------
State of Florida, Board of Education, Lottery Rev., "B", FGIC,
5.5%, 2011                                                              150,000           169,710
-------------------------------------------------------------------------------------------------
State of Ohio, Common Schools, "D", 2.45%, 2024                       1,000,000         1,004,670
-------------------------------------------------------------------------------------------------
State of South Carolina, "A", 5.75%, 2007                               500,000           540,115
-------------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5%, 2007                                                465,000           494,146
-------------------------------------------------------------------------------------------------
Vidor, TX, Independent School District, PSF, 5.875%, 2007               410,000           445,084
-------------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2011(++)             300,000           345,234
-------------------------------------------------------------------------------------------------
                                                                                      $20,189,699
-------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 12.1%
-------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev. Refunding & Improvement, "A",
4.7%, 2005                                                             $320,000          $324,771
-------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona Hospital),
AMBAC, 5.375%, 2006                                                     460,000           484,610
-------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.
(Catholic Healthcare West), "I", 4.95%, 2026                          3,000,000         3,151,350
-------------------------------------------------------------------------------------------------
California Statewide Community (Kaiser Permanente), "D",
4.35%, 2036                                                             600,000           624,378
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic Health
Initiatives), "A", 5%, 2008                                             500,000           536,185
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2010 - 2011                                              1,125,000         1,202,880
-------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development, Healthcare
Systems (McKenna Memorial), "A", 3.625%, 2005                           195,000           195,191
-------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development, Healthcare
Systems (McKenna Memorial), "A", 4%, 2006                               170,000           170,731
-------------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                500,000           521,150
-------------------------------------------------------------------------------------------------
Delaware County, PA, Hospital Rev. (Crozer-Chester Medical
Center), 4.75%, 2005                                                    500,000           508,615
-------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                   200,000           208,782
-------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority (Northeast GA
Health System), 3.5%, 2005                                              500,000           502,605
-------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems Facilities, "A", AMBAC,
5%, 2008                                                                500,000           543,325
-------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities (Adventist Health),
3.35%, 2032                                                             500,000           505,010
-------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority
Hospital Rev. (Tampa General Hospital), "A", 5%, 2007                   500,000           529,960
-------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority, "A", 5.25%, 2005                 300,000           304,524
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Children's Memorial
Hospital), "A", AMBAC, 5.75%, 2011                                      250,000           288,138
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sherman Health
Systems), AMBAC, 5.5%, 2007                                             440,000           479,310
-------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Ascension
Health), "F", 5.5%, 2008                                                500,000           549,115
-------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy Cross
Health Systems Corp.), MBIA, 5.375%, 2008                             1,000,000         1,111,670
-------------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis Medical
Center), 6%, 2010                                                       210,000           236,246
-------------------------------------------------------------------------------------------------
Kent Hospital Finance Authority Rev. (Spectrum Health), "A",
5.25%, 2009                                                             750,000           809,618
-------------------------------------------------------------------------------------------------
Kentucky Ecomomic Development Finance Authority (Norton
Healthcare, Inc.), "A", 6.125%, 2010                                    150,000           161,930
-------------------------------------------------------------------------------------------------
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital
Assn.), 5.5%, 2009                                                    1,000,000         1,086,740
-------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Regional),
4.75%, 2005                                                             500,000           511,565
-------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 4.5%, 2005 - 2006                465,000           470,428
-------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial Medical
Center), "A", 5.25%, 2008                                               800,000           845,360
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (MA Biomedical
Research Corp.), "C", 5.75%, 2006                                       260,000           273,320
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Baystate Medical Center), "F", 5%, 2009                                235,000           251,405
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Berkshire Health), "E", 4.5%, 2005                                     135,000           136,949
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Covenant Health), 5%, 2007                                             140,000           146,047
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev.
(Jordan Hospital), "D", 4.8%, 2006                                      600,000           598,782
-------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Crittenton
Hospital), "A", 5.5%, 2013                                              310,000           338,098
-------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health
System), ETM, 5.5%, 2007(++)                                            750,000           822,075
-------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities (SW Mississippi
Medical), 5%, 2014                                                      500,000           510,275
-------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities (Baptist Medical
Center), "C", FSA, 5.15%, 2005                                          250,000           256,678
-------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic Medical
Center), "A", 3.6%, 2006                                                250,000           251,315
-------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic Medical
Center), "A", 3.25%, 2005                                               265,000           265,872
-------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant Health),
5%, 2014                                                              1,030,000         1,082,664
-------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter Hospital),
4.6%, 2007                                                              395,000           412,032
-------------------------------------------------------------------------------------------------
Oklahoma State Development Finance Authority (Unity Health
Center), 5%, 2013                                                       875,000           918,155
-------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & High Education (Children's
Hospital), "E", MBIA, 5%, 2032                                          750,000           804,375
-------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital Financing
(Lifespan Obligations Group), 5.75%, 2010                               250,000           268,453
-------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev., Refunding &
Improvement (Richardson Regional), 5%, 2008                             975,000         1,033,832
-------------------------------------------------------------------------------------------------
Saratoga County, NY, Industrial Development Agency Facilities
Rev. (Saratoga Hospital), "A", 5%, 2014                                 205,000           217,925
-------------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare (Community Medical
Center), MBIA, 5.25%, 2006                                              935,000           982,180
-------------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital Facilities
Rev. (Palmetto Health Alliance), "A", 4.25%, 2005                       290,000           292,488
-------------------------------------------------------------------------------------------------
South Dakota Health & Educational (Prairie Lakes Health Care
Systems), 3.1%, 2005                                                    215,000           215,441
-------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007             675,000           737,026
-------------------------------------------------------------------------------------------------
St. Cloud, MN (St. Cloud Hospital), FSA, 5.5%, 2006                     260,000           272,704
-------------------------------------------------------------------------------------------------
Steubenville, OH (Trinity Hospital), 5.7%, 2010                         220,000           243,342
-------------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing Facilities
Board Rev. (Wellmont Health Systems), 4%, 2005                          500,000           505,065
-------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother Frances
Hospital), 4.5%, 2006                                                   500,000           511,475
-------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother Frances
Hospital), 5%, 2007                                                     500,000           525,635
-------------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension
Health), "A", 5.5%, 2009                                                250,000           277,078
-------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical
Center), 6.5%, 2005                                                      20,000            20,659
-------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston Medical
Center), ETM, 6.5%, 2005(++)                                             80,000            83,059
-------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Fort Healthcare,
Inc.), 5.25%, 2012 - 2013                                             1,255,000         1,310,749
-------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 5%, 2006                                    65,000            67,410
-------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 5%, 2007                                 260,000           275,132
-------------------------------------------------------------------------------------------------
                                                                                      $31,771,882
-------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), "B", 3.75%, 2034                                            $735,000          $740,535
-------------------------------------------------------------------------------------------------

Industrial Revenue - Airlines - 0%
-------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA,
5%, 2006                                                                $50,000           $52,328
-------------------------------------------------------------------------------------------------

Industrial Revenue - Chemicals - 0.3%
-------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), "B-2", 4.75%, 2033                                               $330,000          $346,705
-------------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.),
4.6%, 2014                                                              350,000           370,895
-------------------------------------------------------------------------------------------------
                                                                                         $717,600
-------------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 1.1%
-------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid
Waste Facilities Rev. (Republic Services, Inc.), "A", 4.95%,
2012                                                                   $250,000          $264,873
-------------------------------------------------------------------------------------------------
Michigan Strategic Fund (Waste Management, Inc.),
3.75%, 2027                                                             500,000           509,275
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Waste Management,
Inc.) "A", 5.3%, 2015                                                 1,000,000         1,059,960
-------------------------------------------------------------------------------------------------
State of Ohio Solid Waste Rev. (Republic Services),
4.25%, 2033                                                           1,000,000           988,780
-------------------------------------------------------------------------------------------------
                                                                                       $2,822,888
-------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
-------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser
Busch), 5.1%, 2012                                                     $375,000          $409,350
-------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union Pacific
Corp.), 5.35%, 2010                                                     610,000           627,294
-------------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay,
Inc.), 3%, 2011                                                         575,000           580,716
-------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev. Special Facilities
(Fed Ex Corp.), 5.1%, 2017                                            1,320,000         1,385,657
-------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing (Amtrak), "A",
6%, 2006                                                                100,000           104,011
-------------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (USX Corp.),
5.05%, 2017                                                             300,000           330,210
-------------------------------------------------------------------------------------------------
                                                                                       $3,437,238
-------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.6%
-------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.), "A", 5%, 2013              $750,000          $795,353
-------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority
(International Paper Co.), 5.3%, 2012                                   570,000           616,387
-------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority
(International Paper Co.), "A", 5.25%, 2010                             250,000           271,050
-------------------------------------------------------------------------------------------------
                                                                                       $1,682,790
-------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
-------------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority, Tax Rev. (Multipurpose
Stadium), "A", MBIA, 5%, 2010                                        $1,000,000        $1,107,620
-------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev.
(Domed Stadium), MBIA, 6%, 2011                                       1,000,000         1,128,240
-------------------------------------------------------------------------------------------------
                                                                                       $2,235,860
-------------------------------------------------------------------------------------------------

Miscellaneous Revenue - Other - 1.0%
-------------------------------------------------------------------------------------------------
District of Columbia Tax, Manadrin Oriental, FSA, 0%, 2005             $600,000          $589,458
-------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013            600,000           601,614
-------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Elgin School
District), FSA, 0%, 2010                                                500,000           418,885
-------------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev. (Project
Number 69), "A", FSA, 5.5%, 2011                                        500,000           571,225
-------------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev. (Project
Number 74), 5.25%, 2005                                                 500,000           504,155
-------------------------------------------------------------------------------------------------
                                                                                       $2,685,337
-------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.3%
-------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, "II", 4.35%, 2007             $180,000          $186,071
-------------------------------------------------------------------------------------------------
Philadelphia PA, Housing Authority, "A", FSA, 5%, 2008                  500,000           548,760
-------------------------------------------------------------------------------------------------
                                                                                         $734,831
-------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.3%
-------------------------------------------------------------------------------------------------
Fayetteville, AR, Sales & Use, 3.2%, 2007                               $90,000           $90,116
-------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., First Series, 5%, 2007                       1,000,000         1,072,380
-------------------------------------------------------------------------------------------------
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                     845,000           973,888
-------------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA,
5.75%, 2012                                                             425,000           489,991
-------------------------------------------------------------------------------------------------
State of California, Economic Recovery, "B", 5%, 2023                   745,000           812,206
-------------------------------------------------------------------------------------------------
                                                                                       $3,438,581
-------------------------------------------------------------------------------------------------
Single Family Housing - Local - 0.0%
-------------------------------------------------------------------------------------------------
Chicago, IL, "C", GNMA, 5.4%, 2010                                       $5,000            $5,257
-------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev., GNMA,
7.375%, 2020                                                              5,000             5,117
-------------------------------------------------------------------------------------------------
                                                                                          $10,374
-------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.4%
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-3", 6.3%, 2012           $120,000          $122,665
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021             50,000            50,993
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.7%, 2016             55,000            56,521
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, "A-3", 7.25%, 2010                 80,000            81,067
-------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA,
5.35%, 2010                                                             230,000           239,115
-------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, "F", 3.7%, 2010                620,000           622,182
-------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency, Single Family Mortgage Rev.,
Residential Mortgage Backed, "A-1", GNMA, 5.45%, 2006                    50,000            51,423
-------------------------------------------------------------------------------------------------
Oklahoma Housing Development Authority Rev. (Lease Purchase
Program), "A", 5.1%, 2005                                               200,000           204,480
-------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev., Mortgage
Homeownership, GNMA, 7.6%, 2015                                         145,000           155,698
-------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership
Mortgage, "A", 4.15%, 2007                                              300,000           304,833
-------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership
Mortgage, "D", 4.9%, 2008                                               585,000           614,665
-------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev., "A",
AMBAC, 4.9%, 2005                                                       160,000           163,240
-------------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev., "A",
MBIA, 3.2%, 2004                                                        500,000           500,000
-------------------------------------------------------------------------------------------------
Wyoming Community Development Authority, Housing Rev., "4",
5%, 2006                                                                600,000           620,478
-------------------------------------------------------------------------------------------------
                                                                                       $3,787,360
-------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
-------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007          $500,000          $503,200
-------------------------------------------------------------------------------------------------
Detroit, MI, Economic Development Corp., "A", AMBAC,
3.8%, 2005                                                              275,000           277,613
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Semass Systems), "B", MBIA, 5.625%, 2012                          400,000           456,172
-------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Developement Agency, Solid
Waste Disposal Rev. (American Ref-fuel), "C", 5.625%, 2024              300,000           321,594
-------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Ogden Martin
Systems), 5.9%, 2005                                                    500,000           511,690
-------------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                   400,000           443,168
-------------------------------------------------------------------------------------------------
                                                                                       $2,513,437
-------------------------------------------------------------------------------------------------
State & Local Agencies - 11.6%
-------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                $1,000,000        $1,076,650
-------------------------------------------------------------------------------------------------
Alaska Certificates of Participation (Alaska Psychiatric
Institute), AMBAC, 4%, 2006                                             500,000           515,265
-------------------------------------------------------------------------------------------------
Arizona Certificates of Participation, "A", MBIA, 5%, 2006              500,000           521,900
-------------------------------------------------------------------------------------------------
Arizona Certificates of Participation, "A", MBIA, 5.5%, 2010            670,000           757,053
-------------------------------------------------------------------------------------------------
Columbia, SC, Certificates of Participation, Tourism
Development Fee Pledge, AMBAC, 5%, 2011                                 650,000           727,077
-------------------------------------------------------------------------------------------------
Columbus, IN, Multi School Building, FSA, 5%, 2010                      725,000           797,246
-------------------------------------------------------------------------------------------------
District of Columbia, Certificates of Participation, AMBAC,
5.25%, 2008                                                           1,500,000         1,632,210
-------------------------------------------------------------------------------------------------
Escambia County, FL, School Board, MBIA, 3.5%, 2005                     500,000           502,010
-------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B" Enhanced, 5.25%, 2016                            2,335,000         2,372,850
-------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B" Enhanced, 5.5%, 2018                             1,120,000         1,163,781
-------------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                      760,000           830,247
-------------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007                          350,000           374,577
-------------------------------------------------------------------------------------------------
Indianapolis, IN (Public Improvement Bond Bank), "A",
5.25%, 2006                                                             275,000           286,198
-------------------------------------------------------------------------------------------------
Macon County & Decatur, IL, FGIC, 6.5%, 2005                            325,000           327,405
-------------------------------------------------------------------------------------------------
Michigan Building Authority Rev., "II", FSA, 5%, 2007(++)             1,500,000         1,638,795
-------------------------------------------------------------------------------------------------
Mishawaka, IN, School Building, AMBAC, 4.5%, 2007                       320,000           337,482
-------------------------------------------------------------------------------------------------
New Jersey Building Authority, 5.5%, 2006                             1,000,000         1,054,560
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, "A", MBIA,
5%, 2009                                                                500,000           550,330
-------------------------------------------------------------------------------------------------
New Jersey State Transit Corp. (Federal Transit Administration
Grants), "B", AMBAC, 5.5%, 2007                                         650,000           706,232
-------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA,
5.25%, 2011                                                           1,270,000         1,438,910
-------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., "A", MBIA, 5.25%, 2009             1,000,000         1,118,210
-------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1",
5.25%, 2012                                                           1,000,000         1,045,280
-------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1",
5.25%, 2013                                                           1,000,000         1,072,250
-------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., "A", 5.125%, 2015                675,000           749,338
-------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., Correctional Capital,
"A", AMBAC, 5.4%, 2006                                                1,000,000         1,040,330
-------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A",
5.75%, 2008                                                             425,000           471,946
-------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), FSA,
5%, 2009                                                              1,290,000         1,419,426
-------------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration
Building), "A", 5.375%, 2009(++)                                      1,000,000         1,131,990
-------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic
Development, AMBAC, 5.25%, 2011                                       1,900,000         2,150,249
-------------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                250,000           270,325
-------------------------------------------------------------------------------------------------
Prescott Valley, AZ, Municipal Property Corp., FGIC,
3.25%, 2007                                                             500,000           514,110
-------------------------------------------------------------------------------------------------
State of Oregon, Department Administrative Services, "A",
AMBAC, 5.5%, 2008                                                       500,000           553,430
-------------------------------------------------------------------------------------------------
State of Utah, Building Ownership Authority Lease Rev., "A",
FSA, 0%, 2005                                                           685,000           678,054
-------------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan
Complex), AMBAC, 5.75%, 2011                                            160,000           181,595
-------------------------------------------------------------------------------------------------
Warren Township, IN (First Mortgage), FGIC, 4.5%, 2005                  210,000           211,107
-------------------------------------------------------------------------------------------------
                                                                                      $30,218,418
-------------------------------------------------------------------------------------------------
Student Loan Revenue - 0%
-------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E", AMBAC,
4.5%, 2009                                                              $95,000           $98,863
-------------------------------------------------------------------------------------------------

Tax Assessment - 1.5%
-------------------------------------------------------------------------------------------------
Birmingham Jefferson, AL, Civic, "A", FSA, 5.25%, 2005 - 2007        $1,825,000        $1,915,024
-------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital Appreciation
Central, "A", AMBAC, 0%, 2006                                         1,000,000           954,770
-------------------------------------------------------------------------------------------------
Lewisville, TX, Combination Contract Rev., Special Assesment
(Castle Hills Number 3), 4.125%, 2031                                   500,000           520,770
-------------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront Redevelopment),
"A", 4.125%, 2008                                                       285,000           299,974
-------------------------------------------------------------------------------------------------
Washington, DC, Convention Center Authority, Dedicated Tax
Rev., AMBAC, 4.75%, 2005                                                345,000           353,549
-------------------------------------------------------------------------------------------------
                                                                                       $4,044,087
-------------------------------------------------------------------------------------------------
Tax - Other - 2.0%
-------------------------------------------------------------------------------------------------
Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125%, 2009                  $500,000          $568,865
-------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008             250,000           276,673
-------------------------------------------------------------------------------------------------
District of Columbia, Tax Increment (Galary Place), FSA,
4%, 2006                                                                370,000           381,348
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Cigarette Tax,
6.375%, 2015                                                          2,730,000         2,923,939
-------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "C", 5.5%, 2005              1,000,000         1,023,820
-------------------------------------------------------------------------------------------------
                                                                                       $5,174,645
-------------------------------------------------------------------------------------------------

Tobacco - 0.7%
-------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds,
5.2%, 2008                                                             $450,000          $457,385
-------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization, "A", 5%, 2021                    1,005,000         1,007,241
-------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019             250,000           248,845
-------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority, 5.25%, 2027           205,000           203,247
-------------------------------------------------------------------------------------------------
                                                                                       $1,916,718
-------------------------------------------------------------------------------------------------
Toll Roads - 0.4%
-------------------------------------------------------------------------------------------------
State of Texas Turnpike Authority, Central Turnpike Systems
Rev., 5%, 2007                                                       $1,000,000        $1,070,560
-------------------------------------------------------------------------------------------------

Transportation - Special Tax - 2.9%
-------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC,
6%, 2008                                                               $235,000          $264,829
-------------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011              1,000,000         1,133,570
-------------------------------------------------------------------------------------------------
New Mexico State Highway Commission, "A", 5.5%, 2006                    430,000           454,381
-------------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund, "A",
FGIC, 5.25%, 2010                                                     1,000,000         1,118,820
-------------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund, "C",
FGIC, 5.5%, 2006                                                      1,200,000         1,260,360
-------------------------------------------------------------------------------------------------
Oklahoma Turnpike Authority, Turnpike Rev., "A", FGIC,
5.5%, 2007                                                            1,000,000         1,074,080
-------------------------------------------------------------------------------------------------
State of Arizona Transportation Board Highway Rev., 5%, 2006            550,000           576,994
-------------------------------------------------------------------------------------------------
Virginia Commonwealth Tranportation Board Rev. (U.S. Rte 58
Corridor Development), "B", 5.25%, 2016                               1,500,000         1,660,005
-------------------------------------------------------------------------------------------------
                                                                                       $7,543,039
-------------------------------------------------------------------------------------------------
Universities - Colleges - 5.3%
-------------------------------------------------------------------------------------------------
Auburn University, AL, University Rev., AMBAC, 5%, 2006                $255,000          $265,733
-------------------------------------------------------------------------------------------------
Clemson University, SC, University Rev., AMBAC, 5.5%, 2007              875,000           948,491
-------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA,
5%, 2012                                                                500,000           553,625
-------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art Institute
Chicago), 3.35%, 2009                                                 1,550,000         1,556,712
-------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 4%, 2006                                                 615,000           626,439
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts
College of Pharmacy), "C", 5%, 2007                                     475,000           496,252
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Western New England
College), 4%, 2008                                                      685,000           686,165
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Hampshire
College, 5.15%, 2014                                                    150,000           157,533
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts Institute of
Technology), "K", 5.25%, 2012                                           375,000           426,926
-------------------------------------------------------------------------------------------------
Northern Arizona University Rev., FGIC, 4%, 2005                        500,000           506,230
-------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building (Johnson & Wales),
XLCA, 5%, 2010                                                        2,265,000         2,496,347
-------------------------------------------------------------------------------------------------
Southeast Missouri State University, MBIA, 5.625%, 2010                 250,000           284,510
-------------------------------------------------------------------------------------------------
Texas A&M University Rev., Financing Systems, 2.5%, 2006                750,000           755,970
-------------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University
Financing Systems, MBIA, 5%, 2007                                       500,000           539,905
-------------------------------------------------------------------------------------------------
Texas University Systems Financing Rev., FSA, 5%, 2008                  565,000           614,132
-------------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA, 5%, 2006           570,000           596,602
-------------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA,
5.25%, 2010                                                           1,000,000         1,118,950
-------------------------------------------------------------------------------------------------
University of Arkansas Rev., Athletic Facility (Razorback
Stadium), FSA, 3.55%, 2021                                              500,000           515,275
-------------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A", 5%, 2009           580,000           637,043
-------------------------------------------------------------------------------------------------
                                                                                      $13,782,840
-------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.5%
-------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                 $1,000,000        $1,116,550
-------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer Housing
Corp.), "A", 6%, 2005                                                    70,000            71,006
-------------------------------------------------------------------------------------------------
                                                                                       $1,187,556
-------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.1%
-------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                             $125,000          $129,060
-------------------------------------------------------------------------------------------------

Utilities - Investor Owned - 3.8%
-------------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Energy Co.), "D", 5.4%, 2029           $780,000          $836,885
-------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric), "A", FGIC, 3.5%, 2023          1,000,000         1,023,290
-------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (VEPCO),
5.25%, 2008                                                             250,000           259,230
-------------------------------------------------------------------------------------------------
Clark County, NV, Pollution Control Rev. (Southern California
Edison), 3.25%, 2031                                                    500,000           493,385
-------------------------------------------------------------------------------------------------
Hillsborough County, FL (Tampa Electric Co.), 4%, 2025                  500,000           512,000
-------------------------------------------------------------------------------------------------
Illinois Development Finance Authority (Peoples Gas), "B",
AMBAC, 3.05%, 2033                                                    1,000,000         1,015,890
-------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev.
(Commonwealth Edison Co.), "B", AMBAC, 4.4%, 2006                       500,000           521,800
-------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev.
(Illinois Power), AMBAC, 7.375%, 2006(++)                               580,000           642,495
-------------------------------------------------------------------------------------------------
Lawrenceburg, IN, Pollution Control Rev. (Indiana, MI, Power
Co.), "F", 2.625%, 2019                                                 775,000           773,342
-------------------------------------------------------------------------------------------------
Louisa, VA, Industrial Development Authority, Solid Waste &
Sewer Disposal (VEPCO), "A", 2.3%, 2031                               1,000,000           986,570
-------------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas &
Electric Co.), "B", 4.875%, 2027                                        420,000           452,609
-------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Rev. (Dominion Term
Assoc.), 3.3%, 2033                                                     775,000           784,936
-------------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev. (Ohio
Edison), "A", 2.25%, 2033                                             1,250,000         1,242,113
-------------------------------------------------------------------------------------------------
Wilsonville, AL, Industrial Development Pollution Control Rev.
(Southern Electric), "A", AMBAC, 4.2%, 2019                             500,000           513,765
-------------------------------------------------------------------------------------------------
                                                                                      $10,058,310
-------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 9.1%
-------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC,
5.75%, 2006                                                            $325,000          $349,265
-------------------------------------------------------------------------------------------------
American Public Energy Agency, NE (Public Gas Agency), "C",
AMBAC, 4.2%, 2010                                                       395,000           421,406
-------------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, FSA, 5%, 2008            400,000           432,736
-------------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC,
5.25%, 2008                                                           1,380,000         1,503,400
-------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utilities Systems Rev., FSA, 4%, 2007               480,000           502,776
-------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities Distribution Systems,
AMBAC, 5.25%, 2008                                                      500,000           551,800
-------------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                               500,000           589,365
-------------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                      500,000           546,940
-------------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011              500,000           556,735
-------------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev., "A",
5%, 2009                                                              1,100,000         1,190,574
-------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "A", MBIA, 5%, 2011           500,000           555,790
-------------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008          600,000           662,646
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens Electrical
Systems), 5.125%, 2011                                                  210,000           222,839
-------------------------------------------------------------------------------------------------
Michigan Public Power Agency Rev. (Belle River), "A", MBIA,
5.25%, 2008                                                             500,000           545,505
-------------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                  1,000,000         1,124,040
-------------------------------------------------------------------------------------------------
Nebraska Public Power District Rev., "B", AMBAC, 4%, 2007               695,000           723,794
-------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency Catawba, "A",
5.5%, 2013                                                              500,000           553,335
-------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency Catawba, MBIA, 5.25%,
2007                                                                    500,000           534,410
-------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", 5.5%, 2010                  750,000           818,183
-------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 4%, 2006                       1,000,000         1,030,090
-------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "OO", CIFG,
5%, 2013                                                              1,000,000         1,117,870
-------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A",
5%, 2011 - 2012                                                       1,100,000         1,225,413
-------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas Rev., 5.8%, 2006                        660,000           679,364
-------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., FSA, 5.25%, 2007           1,000,000         1,071,640
-------------------------------------------------------------------------------------------------
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008         1,000,000         1,105,120
-------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008           500,000           534,920
-------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "D", 5%, 2007                  500,000           531,450
-------------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan), "A",
FSA, 5.375%, 2012                                                       595,000           675,652
-------------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power Supply
Rev., "A", 5.5%, 2010                                                   600,000           672,774
-------------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power Supply
Rev., "A", FSA, 5.25%, 2011                                           1,000,000         1,126,220
-------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                 500,000           565,285
-------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., AMBAC, 6%, 2006                    1,125,000         1,177,020
-------------------------------------------------------------------------------------------------
                                                                                      $23,898,357
-------------------------------------------------------------------------------------------------
Utilities - Other - 0.7%
-------------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011            $1,000,000        $1,185,780
-------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System
Rev., AMBAC, 4.5%, 2008                                                 500,000           539,310
-------------------------------------------------------------------------------------------------
                                                                                       $1,725,090
-------------------------------------------------------------------------------------------------

Water & Sewer Utility Revenue - 7.2%
-------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011                  $925,000        $1,031,116
-------------------------------------------------------------------------------------------------
Brevard County, FL, Utility Rev., FGIC, 5.25%, 2010                   1,000,000         1,115,520
-------------------------------------------------------------------------------------------------
Columbus, IN, Waterworks Rev., MBIA, 3.5%, 2005                         500,000           502,405
-------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev., Cauley Creek
Water Facilities, "A", AMBAC, 4.4%, 2008                                490,000           520,238
-------------------------------------------------------------------------------------------------
Glendale, AZ, Water & Sewer Rev., AMBAC, 5%, 2014                       725,000           804,707
-------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities, "A",
FGIC, 5.5%, 2011                                                        400,000           454,088
-------------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                1,485,000         1,690,940
-------------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                          750,000           844,688
-------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, Water
& Sewer Rev., FGIC, 6.5%, 2010                                        1,000,000         1,169,070
-------------------------------------------------------------------------------------------------
Nassau County, NY, Combined Sewer Districts, "G", MBIA, 5.35%,
2009                                                                  1,000,000         1,104,100
-------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, "93", MBIA,
5.5%, 2007                                                            1,105,000         1,200,737
-------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                 595,000           662,170
-------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                  200,000           212,836
-------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 5.25%, 2009                 255,000           283,563
-------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010                 750,000           828,953
-------------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                          475,000           517,674
-------------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                      690,000           780,990
-------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007            500,000           537,105
-------------------------------------------------------------------------------------------------
State of Kansas, Developement Finance Authority Rev., Water
Pollution Control Revolving Fund, 5%, 2008                              500,000           544,375
-------------------------------------------------------------------------------------------------
Tarrant Regional Water District, Texas Water, FSA, 4%, 2007             500,000           521,695
-------------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011            1,000,000         1,146,680
-------------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                    500,000           558,490
-------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                   1,260,000         1,378,717
-------------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                     300,000           333,156
-------------------------------------------------------------------------------------------------
                                                                                      $18,744,013
-------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $248,656,466)                                $256,658,270
-------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "D", 1.77%, due 11/04/04           $300,000          $300,000
-------------------------------------------------------------------------------------------------
Bay Area Toll Authority, CA, Toll Bridge Rev. "A", 1.71%,
due 11/04/04                                                            100,000           100,000
-------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.
(Adventist Hospital), "B", 1.7%, due 11/01/04                           300,000           300,000
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of
Chicago Hospital), 1.74%, due 11/01/04                                  200,000           200,000
-------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement
Warrants, "A", 1.76%, due 11/04/04                                      100,000           100,000
-------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority
Rev., Capital Assets Program, "D", 1.71%, due 11/01/04                  100,000           100,000
-------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, Government
Public Improvement, AMBAC, 1.77%, due 11/04/04                          200,000           200,000
-------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                   $1,300,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $249,956,466)                                    $257,958,270
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                   3,899,275
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $261,857,545
-------------------------------------------------------------------------------------------------
(++) Refunded bond.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM               =  Escrowed to Maturity

INSURERS
-----------------------------------------------------------
AMBAC             =  AMBAC Indemnity Corp.
ASST GTY          =  Asset Guaranty Insurance Co.
FGIC              =  Financial Guaranty Insurance Co.
FSA               =  Financial Security Assurance Inc.
GNMA              =  Government National Mortgage Assn.
MBIA              =  Municipal Bond Investors Corp.
PSF               =  Permanent School Fund
Q-SBLF            =  Qualified School Board Loan Fund
XLCA              =  XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value (identified cost, $249,956,466)             $257,958,270
-----------------------------------------------------------------------------------------------------
Cash                                                                    51,521
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      1,755,063
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        954,710
-----------------------------------------------------------------------------------------------------
Interest receivable                                                  3,582,912
-----------------------------------------------------------------------------------------------------
Other assets                                                               383
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $264,302,859
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                 $198,625
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     586,060
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements             1,545,256
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         5,390
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           28,106
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          30,864
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       118
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  50,895
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $2,445,314
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $261,857,545
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $257,790,852
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                6,456,548
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                 (2,167,027)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income          (222,828)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $261,857,545
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  33,237,076
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                      $174,115,102
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                22,094,972
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $7.88
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$7.88)                                                    $8.08
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $38,014,227
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,831,724
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.87
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $49,728,216
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 6,310,380
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.88
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/04

NET INVESTMENT INCOME

Interest income                                                                            $4,770,897
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                        $527,399
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                   6,158
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            147,081
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 128,925
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                 186,976
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 259,701
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      10,047
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                           49,978
-----------------------------------------------------------------------------------------------------
  Printing                                                                20,097
-----------------------------------------------------------------------------------------------------
  Postage                                                                  9,069
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                           17,108
-----------------------------------------------------------------------------------------------------
  Legal fees                                                               3,707
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                            6,573
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $1,372,819
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (501)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (197,297)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,175,021
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $3,595,876
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                              $(465,965)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                      457,981
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       $(7,984)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                         $3,782,330
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                   (2,305,057)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $1,477,273
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $1,469,289
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $5,065,165
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                     10/31/04                   4/30/04
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                              $3,595,876                $6,614,632
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                (7,984)               (1,088,212)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           1,477,273                (2,870,083)
-------------------------------------------------------------  --------------               -----------
Change in net assets from operations                               $5,065,165                $2,656,337
-------------------------------------------------------------  --------------               -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                         $(2,422,869)              $(4,731,919)
-------------------------------------------------------------------------------------------------------
  Class B                                                            (421,480)                 (831,599)
-------------------------------------------------------------------------------------------------------
  Class C                                                            (513,428)               (1,078,133)
-------------------------------------------------------------  --------------               -----------
Total distributions declared to shareholders                      $(3,357,777)              $(6,641,651)
-------------------------------------------------------------  --------------               -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net change in net assets from fund share transactions             $(8,670,924)              $17,663,345
-------------------------------------------------------------  --------------               -----------
Redemption fees                                                          $616                       $--
-------------------------------------------------------------  --------------               -----------
Total change in net assets                                        $(6,962,920)              $13,678,031
-----------------------------------------------------------------------------               -----------

NET ASSETS

At beginning of period                                           $268,820,465              $255,142,434
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $222,828 and $460,927,
respectively)                                                    $261,857,545              $268,820,465
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                   YEARS ENDED 4/30
                                           ENDED        -----------------------------------------------------------------------
CLASS A                                 10/31/04              2004            2003           2002           2001           2000
                                     (UNAUDITED)

Net asset value, beginning
of period                                  $7.83             $7.94           $7.69          $7.57          $7.35          $7.62
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)                 $0.12             $0.22           $0.23          $0.26          $0.31          $0.30
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                     0.04             (0.11)           0.26           0.14           0.22          (0.27)
---------------------------------------  -------            ------          ------         ------         ------         ------
Total from investment operations           $0.16             $0.11           $0.49          $0.40          $0.53          $0.03
---------------------------------------  -------            ------          ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $(0.11)           $(0.22)         $(0.24)        $(0.26)        $(0.31)        $(0.30)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                      --                --              --          (0.02)         (0.00)+++         --
---------------------------------------  -------            ------          ------         ------         ------         ------
Total distributions declared to
shareholders                              $(0.11)           $(0.22)         $(0.24)        $(0.28)        $(0.31)        $(0.30)
---------------------------------------  -------            ------          ------         ------         ------         ------
Redemption fees added to paid-in
capital#                                   $0.00+++            $--             $--            $--            $--            $--
---------------------------------------  -------            ------          ------         ------         ------         ------
Net asset value, end of period             $7.88             $7.83           $7.94          $7.69          $7.57          $7.35
---------------------------------------  -------            ------          ------         ------         ------         ------
Total return (%)(+)                         2.08++            1.35            6.43           5.41           7.39           0.38
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 4/30
                                           ENDED        -----------------------------------------------------------------------
CLASS A (CONTINUED)                     10/31/04              2004            2003           2002           2001           2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                  0.60+             0.71            0.74           0.85           0.88           0.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 3.01+             2.73            2.90           3.45           4.14           3.99
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             9                18              12             15             27             60
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $174,115          $171,824        $165,598        $87,222        $48,057        $42,277
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for all of the periods indicated. Prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                $0.11             $0.21           $0.22          $0.25          $0.31          $0.30
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                  0.75+             0.82            0.84           1.00           0.96           0.91
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 2.86+             2.62            2.80           3.30           4.06           3.96
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share ratios and supplemental data for periods prior to
       May 1, 2001 have not been restated to reflect the change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                        SIX MONTHS                                  YEARS ENDED 4/30
                                             ENDED        ---------------------------------------------------------------------
CLASS B                                   10/31/04             2004           2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                    $7.82            $7.93          $7.68          $7.56          $7.34          $7.61
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)                   $0.09            $0.15          $0.16          $0.20          $0.25          $0.24
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                       0.04            (0.10)          0.27           0.15           0.22          (0.27)
---------------------------------------  ---------           ------         ------         ------         ------         ------
Total from investment operations             $0.13            $0.05          $0.43          $0.35          $0.47         $(0.03)
---------------------------------------  ---------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.08)          $(0.16)        $(0.18)        $(0.20)        $(0.25)        $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income            --               --             --          (0.03)         (0.00)+++         --
---------------------------------------  ---------           ------         ------         ------         ------         ------
Total distributions declared to
shareholders                                $(0.08)          $(0.16)        $(0.18)        $(0.23)        $(0.25)        $(0.24)
---------------------------------------  ---------           ------         ------         ------         ------         ------
Redemption fees added to paid-in
capital#                                     $0.00+++           $--            $--            $--            $--            $--
---------------------------------------  ---------           ------         ------         ------         ------         ------
Net asset value, end of period               $7.87            $7.82          $7.93          $7.68          $7.56          $7.34
---------------------------------------  ---------           ------         ------         ------         ------         ------
Total return (%)                              1.69++           0.58           5.61           4.65           6.55          (0.43)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 4/30
                                             ENDED        ---------------------------------------------------------------------
CLASS B (CONTINUED)                       10/31/04             2004           2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.37+            1.50           1.53           1.59           1.68           1.69
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   2.25+            1.94           2.10           2.70           3.35           3.18
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               9               18             12             15             27             60
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $38,014          $41,733        $38,360        $15,104         $7,397         $6,781
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for all of the periods indicated. Prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                  $0.08            $0.15          $0.16          $0.19          $0.25          $0.24
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.52+            1.61           1.63           1.74           1.76           1.72
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   2.10+            1.83           2.00           2.55           3.27           3.15
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share ratios and supplemental data for periods prior to
       May 1, 2001 have not been restated to reflect the change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 4/30
                                             ENDED        ---------------------------------------------------------------------
CLASS C                                   10/31/04             2004           2003           2002           2001           2000
                                       (UNAUDITED)

Net asset value, beginning
of period                                    $7.83            $7.94          $7.69          $7.58          $7.35          $7.63
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)                   $0.08            $0.15          $0.16          $0.19          $0.24          $0.23
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                       0.05            (0.11)          0.26           0.14           0.24          (0.28)
--------------------------------------------  ------         ------         ------         ------         ------         ------
Total from investment operations               $0.13          $0.04          $0.42          $0.33          $0.48         $(0.05)
--------------------------------------------  ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $(0.08)        $(0.15)        $(0.17)        $(0.19)        $(0.25)        $(0.23)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income              --             --             --          (0.03)         (0.00)+++         --
--------------------------------------------  ------         ------         ------         ------         ------         ------
Total distributions declared to
shareholders                                  $(0.08)        $(0.15)        $(0.17)        $(0.22)        $(0.25)        $(0.23)
--------------------------------------------  ------         ------         ------         ------         ------         ------
Redemption fees added to paid-in
capital#                                       $0.00+++         $--            $--            $--            $--            $--
--------------------------------------------  ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $7.88          $7.83          $7.94          $7.69          $7.58          $7.35
--------------------------------------------  ------         ------         ------         ------         ------         ------
Total return (%)                                1.65++         0.49           5.52           4.38           6.62          (0.48)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                  YEARS ENDED 4/30
                                             ENDED        ---------------------------------------------------------------------
CLASS C (CONTINUED)                       10/31/04             2004           2003           2002           2001           2000
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.46+            1.56           1.59           1.70           1.73           1.73
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   2.16+            1.87           2.02           2.52           3.28           3.14
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               9               18             12             15             27             60
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $49,728          $55,263        $51,184        $19,388         $4,820         $2,968
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for all of the periods indicated. Prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                  $0.08            $0.14          $0.15          $0.18          $0.24          $0.23
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.61+            1.67           1.69           1.85           1.81           1.76
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   2.01+            1.76           1.92           2.37           3.20           3.11
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share ratios and supplemental data for periods prior to
       May 1, 2001 have not been restated to reflect the change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:
                                                       4/30/04         4/30/03

Distributions declared from tax-exempt income       $6,641,651      $5,072,981
--------------------------------------------------------------------------------

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income                  $101,726
          ----------------------------------------------------------
          Capital loss carryforward                      (1,380,248)
          ----------------------------------------------------------
          Post-October capital loss deferral               (781,690)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          4,982,086
          ----------------------------------------------------------
          Other temporary differences                      (562,569)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          April 30, 2005                                   $(42,827)
          ----------------------------------------------------------
          April 30, 2006                                         --
          ----------------------------------------------------------
          April 30, 2007                                         --
          ----------------------------------------------------------
          April 30, 2008                                   (383,520)
          ----------------------------------------------------------
          April 30, 2009                                   (516,819)
          ----------------------------------------------------------
          April 30, 2011                                   (159,222)
          ----------------------------------------------------------
          April 30, 2012                                   (277,860)
          ----------------------------------------------------------
          Total                                         $(1,380,248)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.25% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After
February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the six months ended October 31, 2004 were charged at an effective rate of 0.25% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees compensation is a pension expense of $343 for retired Independent Trustees for the six months ended October 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended October 31, 2004, the fund paid MFS $10,047 equivalent to 0.0076% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $5,521 for the six months ended October 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                               CLASS A          CLASS B          CLASS C

Distribution Fee                                                 0.10%            0.75%            0.75%
----------------------------------------------------------------------------------------------------------
Service Fee                                                      0.25%            0.25%            0.25%
----------------------------------------------------------------------------------------------------------
Total Distribution Plan                                          0.35%            1.00%            1.00%
----------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended October 31, 2004 amounted to:

                                                               CLASS A          CLASS B          CLASS C

Service Fee Retained by MFD                                     $3,926              $--              $85
----------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. A portion of the Class A service fee (0.15%) is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee will become payable on such date as the
Trustees of the fund may determine. Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, the Class B service fee is currently 0.15% per annum and may be increased to the maximum of 0.25% per annum on such date as the Trustees of the fund may determine.

Fees incurred under the distribution plan during the six months ended October 31, 2004 were as follows:

                                                                CLASS A          CLASS B          CLASS C

Effective Annual Percentage Rates                                0.15%            0.91%            1.00%
----------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2004 were as follows:

                                                                CLASS A        CLASS B            CLASS C

Contingent Deferred Sales Charges Imposed                       $6,301         $126,936          $16,698
----------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended October 31, 2004, the fund paid MFSC a fee of $118,026 for shareholder services which equated to 0.0894% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $28,737 for the six months ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $21,662,115 and $29,606,703, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $249,952,902
          ----------------------------------------------------------
          Gross unrealized appreciation                  $9,631,634
          ----------------------------------------------------------
          Gross unrealized depreciation                  (1,626,266)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $8,005,368
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                       Six months ended 10/31/04                Year ended 4/30/04
                                       SHARES            AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             4,429,620        $34,606,901        13,636,596        $108,295,092
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             251,909          1,972,721           395,601           3,145,637
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (4,535,731)       (35,419,236)      (12,939,790)       (102,662,467)
----------------------------------------------------------------------------------------------------------
Net change                                145,798         $1,160,386         1,092,407          $8,778,262
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               429,172         $3,333,703         1,831,931         $14,519,887
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              31,268            244,415            50,440             400,440
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (968,302)        (7,561,381)       (1,380,882)        (10,948,175)
----------------------------------------------------------------------------------------------------------
Net change                               (507,862)       $(3,983,263)          501,489          $3,972,152
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               440,585         $3,439,892         3,298,584         $26,245,135
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              34,559            270,597            60,549             481,372
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,223,930)        (9,558,536)       (2,746,117)        (21,813,576
----------------------------------------------------------------------------------------------------------
Net change                               (748,786)       $(5,848,047)          613,016          $4,912,931
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2004 was $802, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swaps

                        NOTIONAL
                       PRINCIPAL              CASH FLOWS               CASH FLOWS         UNREALIZED
                       AMOUNT OF               PAID BY                RECEIVED BY        APPRECIATION
EXPIRATION              CONTRACT               THE FUND                 THE FUND        (DEPRECIATION)

11/17/09           USD     10,000,000     Fixed - 5 Year BMA        Floating - 7 Day
                                         Swap Index - 3.562%         BMA Swap Index          $(345,980)
----------------------------------------------------------------------------------------------------------
12/15/09           USD      5,000,000     Fixed - 5 Year BMA        Floating - 7 Day
                                         Swap Index - 3.3475%        BMA Swap Index           (114,727)
----------------------------------------------------------------------------------------------------------
 2/16/12           USD     14,000,000     Fixed - 7 Year BMA        Floating - 7 Day
                                         Swap Index - 3.474%         BMA Swap Index           (229,461)
----------------------------------------------------------------------------------------------------------
11/09/14           USD      5,000,000    Fixed - 10 Year BMA        Floating - 7 Day
                                         Swap Index - 4.204%         BMA Swap Index           (311,978)
----------------------------------------------------------------------------------------------------------
 6/15/15           USD     10,000,000    Fixed - 10 Year BMA        Floating - 7 Day
                                         Swap Index - 4.3059%        BMA Swap Index           (543,110)
----------------------------------------------------------------------------------------------------------
                                                                                           $(1,545,256)
----------------------------------------------------------------------------------------------------------

At October 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) CONCENTRATION OF CREDIT RISK

At October 31, 2004, 54.95% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.88% of total investments.

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MTL-SEM-12/04 10M

MFS(R) INTERMEDIATE INVESTMENT                                         10/31/04
GRADE BOND FUND

SEMIANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                27
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       44
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         56
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      56
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                           98.8%
        Cash & Other Net Assets          1.2%

MARKET SECTORS*

High Grade Corporates                                                    52.7%
------------------------------------------------------------------------------
Asset Backed                                                             10.3%
------------------------------------------------------------------------------
Mortgage Backed                                                           7.9%
------------------------------------------------------------------------------
U.S. Government Agencies                                                  7.4%
------------------------------------------------------------------------------
U.S. Treasuries                                                           6.2%
------------------------------------------------------------------------------
Commercial Mortgage Backed                                                4.9%
------------------------------------------------------------------------------
International Sovereigns                                                  4.1%
------------------------------------------------------------------------------
Emerging Markets Debt                                                     2.9%
------------------------------------------------------------------------------
Residential Mortgage Backed                                               1.9%
------------------------------------------------------------------------------
Cash & Other Net Assets                                                   1.2%
------------------------------------------------------------------------------
High Yield Corporates                                                     0.5%
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      40.8%
------------------------------------------------------------------------------
AA                                                                        6.2%
------------------------------------------------------------------------------
A                                                                        18.4%
------------------------------------------------------------------------------
BBB                                                                      30.1%
------------------------------------------------------------------------------
BB                                                                        2.1%
------------------------------------------------------------------------------
Not Rated                                                                 1.2%
------------------------------------------------------------------------------
Other                                                                     1.2%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration                                                           3.6
------------------------------------------------------------------------------
Average Life                                                           4.7 Yrs
------------------------------------------------------------------------------
Average Maturity                                                      10.1 Yrs
------------------------------------------------------------------------------
Average Quality                                                             A+
------------------------------------------------------------------------------
Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

Percentages are based on net assets as of 10/31/04.

 * For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and equivalent exposure from any derivative holdings, if applicable.

** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended October 31, 2004, the MFS Intermediate Investment Grade Bond Fund lagged its benchmark, the Lehman Brothers Intermediate Government/Credit Index.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

DETRACTORS FROM PERFORMANCE

We managed the fund during the six-month period on the premise that interest rates in the United States were more likely to rise than fall. Accordingly, we kept the duration of the portfolio shorter than that of our benchmark, the Lehman Brothers Intermediate Government/Credit Index. Duration is a measure of interest-rate sensitivity. In general, during periods of rising interest rates, shorter-duration portfolios are less susceptible to price erosion than longer-duration portfolios.

Our slightly shorter duration stance prevented the fund from benefiting from declining long-term interest rates and a flattening of the yield curve that occurred during the period.

Portfolio quality, particularly a small exposure to bonds of less than investment grade (below "BBB"-rated), also detracted modestly from relative performance.

CONTRIBUTORS TO PERFORMANCE

The principal source of the fund's relative performance was strong security selection within the industrial, bank and utility sectors. Positive sector allocation decisions also helped relative results. Our overweighting of corporate bonds boosted returns, as bonds in this sector delivered greater income than that offered by comparable-maturity U.S. Treasuries.

The views expressed are those of the portfolio manager only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                      Class
  Share class     inception date    6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A             12/31/98        3.18%    4.48%    5.28%    7.46%    6.47%
------------------------------------------------------------------------------
       B              3/1/02         2.75%    3.60%    4.49%    6.98%    6.06%
------------------------------------------------------------------------------
       C              3/1/02         2.65%    3.60%    4.48%    6.97%    6.06%
------------------------------------------------------------------------------
       I             12/31/98        3.16%    4.53%    5.38%    7.53%    6.53%
------------------------------------------------------------------------------
      R1             12/31/02        2.90%    4.01%    5.02%    7.30%    6.34%
------------------------------------------------------------------------------
      R2             10/31/03        2.88%    3.86%    5.07%    7.33%    6.36%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average intermediate investment
grade debt fund+                     3.63%    4.86%    4.75%    6.75%    5.61%
------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Index#             3.24%    4.33%    5.22%    7.22%    6.26%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
  Average annual
 with sales charge
--------------------

  Share class                       6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A                            -1.72%   -0.48%    3.58%    6.42%    5.59%
------------------------------------------------------------------------------
       B                            -1.25%   -0.40%    3.56%    6.67%    5.93%
------------------------------------------------------------------------------
       C                             1.65%    2.60%    4.48%    6.97%    6.06%
------------------------------------------------------------------------------
  I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                             3.18%    4.48%   16.68%   43.30%   44.18%
------------------------------------------------------------------------------
       B                             2.75%    3.60%   14.08%   40.10%   40.96%
------------------------------------------------------------------------------
       C                             2.65%    3.60%   14.05%   40.07%   40.93%
------------------------------------------------------------------------------
       I                             3.16%    4.53%   17.04%   43.74%   44.62%
------------------------------------------------------------------------------
      R1                             2.90%    4.01%   15.83%   42.25%   43.12%
------------------------------------------------------------------------------
      R2                             2.88%    3.86%   15.99%   42.45%   43.32%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, December 31, 1998, through October 31, 2004. Index information is from January 1, 1999.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Intermediate Government/Credit Index - measures the investment-grade bond market and includes bonds with maturities up to 10 years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Between February 1, 1999 and March 1, 2002, a significant portion of the fund's fees and expenses were waived or paid for by the adviser. Had applicable expense subsidies or waivers not been in effect, performance would have been lower. Through the date shown, Class A average annual returns not including sales charge would have been 5.19%, 7.11%, and 6.10% for the 3-year, 5-year, and Life periods, respectively. Through the date shown, Class B average annual returns not including sales charge would have been 4.40%, 6.63%, and 5.69% for the 3-year, 5-year, and Life periods, respectively. Through the date shown, Class C average annual returns not including sales charge would have been 4.40%, 6.63%, and 5.69% for the 3-year, 5-year, and Life periods, respectively. Through the date shown, Class I average annual returns not including sales charge would have been 5.32%, 7.25%, and 6.24% for the 3-year, 5-year, and Life periods, respectively. Through the date shown, Class R1 average annual returns not including sales charge would have been 4.93%, 6.96%, and 5.97% for the 3-year, 5-year, and Life periods, respectively. Through the date shown, Class R2 average annual returns not including sales charge would have been 4.98%, 6.99%, and 5.99% for the 3-year, 5-year, and Life periods, respectively.

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

The fund will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The fund could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods.

Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           0.68%        $1,000          $1,032           $3.48
A  ---------------------------------------------------------------------------
    Hypothetical     0.68%        $1,000          $1,022           $3.46
------------------------------------------------------------------------------
    Actual           1.53%        $1,000          $1,028           $7.82
B  ---------------------------------------------------------------------------
    Hypothetical     1.53%        $1,000          $1,017           $7.78
------------------------------------------------------------------------------
    Actual           1.54%        $1,000          $1,027           $7.87
C  ---------------------------------------------------------------------------
    Hypothetical     1.54%        $1,000          $1,017           $7.83
------------------------------------------------------------------------------
    Actual           0.53%        $1,000          $1,032           $2.71
I  ---------------------------------------------------------------------------
    Hypothetical     0.53%        $1,000          $1,022           $2.70
------------------------------------------------------------------------------
    Actual           1.03%        $1,000          $1,029           $5.27
R1 ---------------------------------------------------------------------------
    Hypothetical     1.03%        $1,000          $1,020           $5.24
------------------------------------------------------------------------------
    Actual           1.29%        $1,000          $1,029           $6.60
R2 ---------------------------------------------------------------------------
    Hypothetical     1.29%        $1,000          $1,018           $6.56
------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.8%
-------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                     $1,030,000        $1,050,031
-------------------------------------------------------------------------------------------------
News America, Inc., 4.75%, 2010                                       1,000,000         1,028,984
-------------------------------------------------------------------------------------------------
                                                                                       $2,079,015
-------------------------------------------------------------------------------------------------
Aerospace - 0.6%
-------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                             $1,260,000        $1,412,731
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                        280,000           294,711
-------------------------------------------------------------------------------------------------
                                                                                       $1,707,442
-------------------------------------------------------------------------------------------------
Airlines - 0.2%
-------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                  $368,213          $364,421
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                 71,671            69,427
-------------------------------------------------------------------------------------------------
                                                                                         $433,848
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.6%
-------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                    $1,700,000        $1,734,464
-------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 17.0%
-------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                  $1,200,000        $1,198,236
-------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                   408,314           414,281
-------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                 2,000,000         2,020,757
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2005                      850,000           850,501
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                      750,000           749,234
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                     1,000,000           995,229
-------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                   1,500,000         1,496,725
-------------------------------------------------------------------------------------------------
Brascan Real Estate, 3.66%, 2040##                                      418,000           418,000
-------------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 2.71%, 2008##                     500,000           500,000
-------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##             310,000           306,900
-------------------------------------------------------------------------------------------------
CNH Equipment Trust, 2.12%, 2006                                          5,659             5,661
-------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                           2,966             2,974
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                98,158            98,741
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                               170,670           169,390
-------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                        150,000           162,962
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                             295,000           300,208
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                             600,000           595,702
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                           1,000,000           999,325
-------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                          100,580           100,902
-------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                 218,736           233,769
-------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                        500,000           525,744
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2030                         76,407            76,933
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                        30,000            32,345
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                     1,070,000         1,205,516
-------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.8763%, 2032##^^                    5,509,992           281,489
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2009                        520,000           576,172
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                          100,000               355
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.95%, 2010                            1,000,000         1,144,035
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                 802,883           865,370
-------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                             400,000           400,782
-------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                              700,000           694,969
-------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8379%, 2023^^                           1,134,844           206,743
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                               338,126           361,090
-------------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                      650,000           648,810
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
1.21%, 2043##^^                                                       8,423,477           415,036
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                             411,004           442,839
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                           1,291,204         1,389,948
-------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                               750,000           747,437
-------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                      2,767             2,829
-------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.79%, 2040                                       470,000           470,147
-------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                 400,000           402,129
-------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 2.36%, 2012                            45,402            45,420
-------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                            224,090           224,423
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                 33,548            33,627
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                               917,867           916,684
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                               135,000           136,017
-------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.3025%, 2034                                        1,955,906         1,955,899
-------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 2.3925%, 2034                                          977,953           979,805
-------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030             630,000           680,549
-------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031              11,709            12,175
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.48%, 2008                                                           1,000,000         1,083,366
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                              70,000            78,206
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.75%, 2035^^                                                         7,582,436           173,846
-------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                         796,000           782,692
-------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                     420,652           448,813
-------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.8682%, 2030                   170,000           185,107
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                             500,000           540,900
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                               2,050             2,091
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.9492%, 2031##^^                     4,541,510           158,895
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2008                            275,000           298,233
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8748%, 2031^^                       2,326,929            57,403
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                            600,000           649,341
-------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                      669,211           740,769
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                 500,000           545,791
-------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                           1,100,000         1,098,969
-------------------------------------------------------------------------------------------------
Novastar Home Equity Loan, 2.2225%, 2034                                740,000           739,538
-------------------------------------------------------------------------------------------------
PSEG Transition Funding LLC, 5.74%, 2007                                  2,958             2,984
-------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007                                     750,000           758,294
-------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 2.32%, 2008##                        610,169           610,169
-------------------------------------------------------------------------------------------------
RMAC, 1.95%, 2036##                                                     420,000           420,000
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                         1,500,000         1,495,714
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                           278,457           278,853
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                 1,000,000           996,580
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                   500,000           496,920
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                     650,000           645,775
-------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., 2.1825%, 2034                      1,354,207         1,354,207
-------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust,
2.28%, 2029                                                             246,411           246,510
-------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                              567,327           601,888
-------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 2.2725%, 2043                      285,031           285,480
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                             1,000,000           997,801
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                               520,000           523,674
-------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                          1,083             1,084
-------------------------------------------------------------------------------------------------
Volkswagon Auto Lease Trust, 3.09%, 2010                              1,300,000         1,300,676
-------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                        241,887           241,799
-------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                   450,000           447,428
-------------------------------------------------------------------------------------------------
                                                                                      $46,784,610
-------------------------------------------------------------------------------------------------
Automotive - 3.4%
-------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 7.4%, 2005                        $600,000          $606,350
-------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.4%, 2006                         750,000           788,552
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                     2,600,000         2,682,290
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.25%, 2011                                      125,000           134,713
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                         750,000           792,040
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                           600,000           622,756
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                         2,500,000         2,524,475
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                            433,000           459,770
-------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                        293,000           308,652
-------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                 450,000           461,883
-------------------------------------------------------------------------------------------------
                                                                                       $9,381,481
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.3%
-------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                           $165,000          $180,056
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                          750,000           766,875
-------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                     1,250,000         1,464,483
-------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 5.17% to 2049##                     1,170,000         1,440,911
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                             324,623           329,361
-------------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                      750,000           811,179
-------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                          1,250,000         1,263,266
-------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.07% to 2049##              1,750,000         1,879,710
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                             42,000            43,890
-------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                           1,017,000         1,058,238
-------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 5.355% to 2049##                 1,005,000         1,154,641
-------------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007,
3.7625% to 2049                                                         550,000           611,434
-------------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                           125,000           135,207
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                               605,000           638,756
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                               750,000           753,605
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                               1,200,000         1,234,799
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817%, 2049                                  1,310,000         1,342,729
-------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 4.8745% to 2049##              1,844,000         2,052,293
-------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 4.7125% to 2049                               175,000           187,402
-------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 4.7125% to 2049##                             150,000           161,134
-------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007+                                      550,000           598,125
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                      480,000           535,044
-------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
5.52% to 2049##                                                         717,000           898,501
-------------------------------------------------------------------------------------------------
Wachovia Corp., 7.8%, 2010                                              250,000           295,923
-------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                          1,150,000         1,158,033
-------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                              700,000           761,025
-------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                          200,000           225,296
-------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                               750,000           787,500
-------------------------------------------------------------------------------------------------
                                                                                      $22,769,416
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
-------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 8.375%, 2007                       $350,000          $391,485
-------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 5.85%, 2010                       1,000,000         1,075,516
-------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                           4,000             4,487
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                  500,000           494,354
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                  600,000           571,951
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                    150,000           193,281
-------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., 7.25%, 2008                         750,000           839,614
-------------------------------------------------------------------------------------------------
                                                                                       $3,570,688
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.3%
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                    $43,000           $44,518
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011                    160,000           175,547
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.5%, 2012                    1,000,000         1,120,489
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 4.7%, 2009                      1,300,000         1,344,951
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.2%, 2006##                                 800,000           861,770
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                 1,650,000         1,757,471
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                           400,000           418,416
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                           2,300,000         2,297,971
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 2.47%, 2006                                  400,000           400,072
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                1,500,000         1,566,516
-------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8%, 2007                                  675,000           716,685
-------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                               1,000,000           979,632
-------------------------------------------------------------------------------------------------
                                                                                      $11,684,038
-------------------------------------------------------------------------------------------------
Building - 0.6%
-------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                 $1,250,000        $1,436,830
-------------------------------------------------------------------------------------------------
Masco Corp., 6.75%, 2006                                                100,000           105,477
-------------------------------------------------------------------------------------------------
                                                                                       $1,542,307
-------------------------------------------------------------------------------------------------
Chemicals - 0.9%
-------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                      $1,900,000        $1,991,291
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                              181,000           189,193
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                           350,000           375,628
-------------------------------------------------------------------------------------------------
                                                                                       $2,556,112
-------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
-------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                           $525,000          $584,060
-------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                               533,000           558,181
-------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                              200,000           226,202
-------------------------------------------------------------------------------------------------
                                                                                       $1,368,443
-------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.4%
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                            $155,000          $165,145
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                              790,000           862,245
-------------------------------------------------------------------------------------------------
                                                                                       $1,027,390
-------------------------------------------------------------------------------------------------
Containers - 0%
-------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                     $80,000           $83,676
-------------------------------------------------------------------------------------------------

Defense Electronics - 0%
-------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                               $20,000           $21,804
-------------------------------------------------------------------------------------------------

Emerging Market Agencies - 0.7%
-------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                            $800,000          $829,105
-------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009                                     600,000           619,906
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                        375,000           415,500
-------------------------------------------------------------------------------------------------
                                                                                       $1,864,511
-------------------------------------------------------------------------------------------------

Emerging Market Sovereign - 1.4%
-------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                               $590,000          $675,550
-------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006+                                    550,000           604,313
-------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                  750,000           894,375
-------------------------------------------------------------------------------------------------
Russian Federation, 8.25%, 2010##                                       700,000           775,250
-------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                         1,000,000         1,002,509
-------------------------------------------------------------------------------------------------
                                                                                       $3,951,997
-------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
-------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                 $200,000          $224,925
-------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                             1,400,000         1,505,406
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                        275,000           283,727
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                         45,000            46,053
-------------------------------------------------------------------------------------------------
                                                                                       $2,060,111
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                         $925,000          $962,487
-------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45%, 2006                                         210,000           219,936
-------------------------------------------------------------------------------------------------
                                                                                       $1,182,423
-------------------------------------------------------------------------------------------------
Entertainment - 1.3%
-------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.38%, 2006                                     $1,150,000        $1,163,064
-------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                       1,129,000         1,146,048
-------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                         100,000           113,748
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                          1,130,000         1,190,402
-------------------------------------------------------------------------------------------------
                                                                                       $3,613,262
-------------------------------------------------------------------------------------------------
Financial Institutions - 3.8%
-------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                          $400,000          $413,352
-------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                           784,000           795,605
-------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2006 - 2007                       1,090,000         1,136,651
-------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                            1,100,000         1,099,642
-------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 5.37% to 2049##            1,135,000         1,324,760
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                               15,000            15,410
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                              133,000           149,496
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                              1,044,000         1,093,043
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                              450,000           451,309
-------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                  2,800,000         2,905,731
-------------------------------------------------------------------------------------------------
Household Finance Corp., 6.75%, 2011                                     20,000            22,623
-------------------------------------------------------------------------------------------------
Household Finance Corp., 7%, 2012                                       170,000           196,400
-------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                     368,000           370,035
-------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                 400,000           415,175
-------------------------------------------------------------------------------------------------
                                                                                      $10,389,232
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
-------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                                  $700,000          $704,907
-------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                550,000           567,171
-------------------------------------------------------------------------------------------------
General Mills, Inc., 6%, 2012                                           750,000           815,767
-------------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                                   205,000           214,037
-------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                             850,000           859,486
-------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                          960,000         1,141,676
-------------------------------------------------------------------------------------------------
                                                                                       $4,303,044
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
-------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                        $345,000          $388,105
-------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5%, 2005                                            243,000           245,538
-------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                            80,000            90,541
-------------------------------------------------------------------------------------------------
                                                                                         $724,184
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
-------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                            $500,000          $503,906
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                              3,000             3,450
-------------------------------------------------------------------------------------------------
                                                                                         $507,356
-------------------------------------------------------------------------------------------------
Industrial - 0.3%
-------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                          $700,000          $727,992
-------------------------------------------------------------------------------------------------

Insurance - 2.1%
-------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                    $260,000          $269,483
-------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.1%, 2007##                                      375,000           390,773
-------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                            1,000,000         1,012,350
-------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                          1,250,000         1,241,752
-------------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                             300,000           302,393
-------------------------------------------------------------------------------------------------
MetLife, Inc., 5.375%, 2012                                             300,000           311,618
-------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                                 400,000           400,362
-------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                1,500,000         1,504,002
-------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                 335,000           369,381
-------------------------------------------------------------------------------------------------
                                                                                       $5,802,114
-------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 1.1%
-------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                             $225,000          $259,552
-------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                1,249,000         1,273,573
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                     150,000           153,752
-------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                930,000           947,619
-------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                              300,000           306,072
-------------------------------------------------------------------------------------------------
                                                                                       $2,940,568
-------------------------------------------------------------------------------------------------
International Market Agencies - 2.2%
-------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                               $265,000          $298,551
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005                             25,000            25,226
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005                             800,000           798,674
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                           670,000           668,647
-------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007                          1,600,000         1,610,242
-------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                              300,000           313,696
-------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                       475,000           489,668
-------------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007                                   500,000           505,762
-------------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005                                            80,000            82,811
-------------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006                                         1,200,000         1,250,887
-------------------------------------------------------------------------------------------------
                                                                                       $6,044,164
-------------------------------------------------------------------------------------------------
International Market Sovereign - 1.0%
-------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 1.9725%, 2005                      $275,000          $275,145
-------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 6.375%, 2005                        400,000           415,212
-------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                        2,000,000         1,960,496
-------------------------------------------------------------------------------------------------
                                                                                       $2,650,853
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
-------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                        $460,000          $482,619
-------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.6%
-------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                                $650,000          $680,106
-------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                  600,000           708,505
-------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                        360,000           377,621
-------------------------------------------------------------------------------------------------
                                                                                       $1,766,232
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
-------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                $250,000          $276,990
-------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                         795,000           982,643
-------------------------------------------------------------------------------------------------
                                                                                       $1,259,633
-------------------------------------------------------------------------------------------------

Mortgage Backed - 7.8%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                $183,891          $185,338
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.92%, 2009                                               1,297,374         1,389,645
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                 71,000            75,729
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                994,573         1,005,358
-------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                      2,747             2,917
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                    1,474             1,567
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2013 - 2033                                         2,052,410         2,104,327
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                  157,290           166,901
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                    238,002           249,912
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                  2,068,455         2,113,853
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                1,087,894         1,093,666
-------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                   140,621           147,652
-------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2034                                        3,888,464         3,973,758
-------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                          6,807,803         6,997,574
-------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                 1,300,000         1,291,607
-------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                 42,317            42,798
-------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                    648,146           674,781
-------------------------------------------------------------------------------------------------
                                                                                      $21,517,383
-------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.1%
-------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                       $750,000          $896,591
-------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                           600,000           648,811
-------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 8%, 2005                               15,000            15,283
-------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                           120,000           125,797
-------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                           110,000           123,709
-------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                       1,000,000         1,094,584
-------------------------------------------------------------------------------------------------
                                                                                       $2,904,775
-------------------------------------------------------------------------------------------------
Oil Services - 0.5%
-------------------------------------------------------------------------------------------------
Halliburton Co., 3.57%, 2005                                           $300,000          $302,440
-------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                           1,100,000         1,163,155
-------------------------------------------------------------------------------------------------
                                                                                       $1,465,595
-------------------------------------------------------------------------------------------------
Oils - 0.2%
-------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125%, 2007                                      $635,000          $678,200
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.6%
-------------------------------------------------------------------------------------------------
Wyeth, 4.375%, 2008                                                    $650,000          $660,706
-------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                     1,000,000         1,028,958
-------------------------------------------------------------------------------------------------
                                                                                       $1,689,664
-------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
-------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                        $90,000           $96,581
-------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                    250,000           277,745
-------------------------------------------------------------------------------------------------
                                                                                         $374,326
-------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
-------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                              $365,000          $383,562
-------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.4%
-------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                    $1,000,000        $1,091,322
-------------------------------------------------------------------------------------------------

Real Estate - 2.3%
-------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                         $655,000          $701,415
-------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                            885,000           977,221
-------------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                          300,000           327,689
-------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                          1,649,000         1,773,991
-------------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                 373,000           347,944
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                   125,000           135,010
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.125%, 2009                                 1,100,000         1,232,002
-------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                      730,000           766,753
-------------------------------------------------------------------------------------------------
                                                                                       $6,262,025
-------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                       $750,000          $936,069
-------------------------------------------------------------------------------------------------

Retailers - 0.5%
-------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                    $1,500,000        $1,498,812
-------------------------------------------------------------------------------------------------

Supermarkets - 0.3%
-------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                 $815,000          $906,627
-------------------------------------------------------------------------------------------------

Supranational - 0.6%
-------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75%, 2005                             $120,000          $121,732
-------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                              425,000           457,446
-------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                             200,000           224,309
-------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development,
4.77%, 2005                                                             750,000           754,883
-------------------------------------------------------------------------------------------------
                                                                                       $1,558,370
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
-------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                              $236,000          $249,970
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 5.6%
-------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                          $1,500,000        $1,530,193
-------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                       300,000           316,903
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                                 793,000           852,475
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2005                665,000           687,798
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                200,000           206,782
-------------------------------------------------------------------------------------------------
France Telecom S.A., 7.95%, 2006                                        905,000           962,778
-------------------------------------------------------------------------------------------------
France Telecom S.A., 8.5%, 2011                                         300,000           360,307
-------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                  600,000           684,883
-------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                  2,000,000         2,013,910
-------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                     1,450,000         1,490,588
-------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                    1,000,000         1,169,557
-------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                 850,000           933,960
-------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                   1,500,000         1,535,832
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                    530,000           556,798
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                  1,875,000         2,117,745
-------------------------------------------------------------------------------------------------
                                                                                      $15,420,509
-------------------------------------------------------------------------------------------------
Tobacco - 0.3%
-------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                           $568,000          $598,172
-------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                       125,000           125,000
-------------------------------------------------------------------------------------------------
                                                                                         $723,172
-------------------------------------------------------------------------------------------------
Transportation - Services - 0%
-------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                               $100,000          $131,059
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 7.3%
-------------------------------------------------------------------------------------------------
Aid to Israel, 6.6%, 2008                                               $13,331           $14,067
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.25%, 2010                                               2,425,000         2,825,428
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                315,000           353,932
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                               1,000,000         1,045,812
-------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                   1,700,000         1,690,186
-------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                   325,000           335,602
-------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                             3,000,000         3,135,510
-------------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                             3,750,000         4,339,969
-------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                             2,000,000         2,119,146
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                              977,864           999,551
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                            3,000,000         3,102,747
-------------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                            114,364           115,732
-------------------------------------------------------------------------------------------------
                                                                                      $20,077,682
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.2%
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                      $2,000,000        $2,162,188
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                     4,000,000         3,955,312
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                       4,000,000         4,602,344
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                      4,300,000         4,394,901
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014                                         1,825,000         1,825,071
-------------------------------------------------------------------------------------------------
                                                                                      $16,939,816
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.1%
-------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                  $225,000          $265,003
-------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                         1,100,000         1,177,107
-------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                             750,000           787,852
-------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                             750,000           852,376
-------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8%, 2005                                    400,000           400,310
-------------------------------------------------------------------------------------------------
Duke Capital LLC, 6.25%, 2013                                         1,000,000         1,084,977
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                      750,000           842,443
-------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                1,225,000         1,395,100
-------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                    500,000           503,399
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                           600,000           624,317
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                          540,000           591,665
-------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                  300,000           349,215
-------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                           310,000           317,655
-------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                             119,000           117,674
-------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                    180,000           188,665
-------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                   325,000           338,714
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                    99,000           105,930
-------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                            430,000           452,996
-------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                  607,000           602,653
-------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                      610,000           646,646
-------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                      241,000           249,921
-------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                         1,047,000         1,063,092
-------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                            375,000           402,780
-------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                700,000           794,762
-------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                             363,000           379,796
-------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                             1,226,000         1,236,454
-------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                    894,000           934,272
-------------------------------------------------------------------------------------------------
                                                                                      $16,705,774
-------------------------------------------------------------------------------------------------
Utilities - Gas - 0.1%
-------------------------------------------------------------------------------------------------
Keyspan Corp., 6.15%, 2006                                             $175,000          $183,721
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $265,150,424)                                          $268,713,462
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.1%
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04,
at Amortized Cost                                                    $5,748,000        $5,748,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $270,898,424)                                    $274,461,462
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                     398,142
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $274,859,604
-------------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
 + Restricted security.
^^ Interest only security.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND  LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value (identified cost, $270,898,424)             $274,461,462
-----------------------------------------------------------------------------------------------------
Cash                                                                    23,320
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        751,136
-----------------------------------------------------------------------------------------------------
Interest receivable                                                  2,958,471
-----------------------------------------------------------------------------------------------------
Receivable from investment adviser                                      88,703
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $278,283,092
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                 $165,331
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    3,101,732
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                      80,780
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        11,266
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           2,352
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  62,027
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $3,423,488
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $274,859,604
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $275,471,086
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                         3,563,038
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (2,654,479)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (1,520,041)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $274,859,604
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  26,756,478
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                       $58,260,380
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,669,736
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.28
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.28)                                                  $10.79
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $13,827,935
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,345,440
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.28
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                        $5,921,301
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   575,766
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.28
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $196,508,198
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                19,132,263
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.27
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                          $300,200
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    29,226
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.27
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                           $41,590
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     4,047
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.28
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/04

NET INVESTMENT INCOME

Interest income                                                                            $5,357,164
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                        $636,353
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                   3,290
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            118,274
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                  92,103
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                  68,275
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                  30,128
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                    760
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                    104
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                       52
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       9,397
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                           49,644
-----------------------------------------------------------------------------------------------------
  Printing                                                                13,019
-----------------------------------------------------------------------------------------------------
  Postage                                                                  3,173
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                           19,275
-----------------------------------------------------------------------------------------------------
  Legal fees                                                               4,335
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                           30,401
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $1,078,583
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (1,751)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (265,511)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $811,321
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $4,545,843
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                              $(570,791)
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                      (74,381)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $(645,172)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                         $4,191,724
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                       (9,180)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $4,182,544
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $3,537,372
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $8,083,215
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN  NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                     10/31/04                   4/30/04
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                              $4,545,843                $5,543,500
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (645,172)                  321,776
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           4,182,544                (3,053,659)
-------------------------------------------------------------  --------------              ------------
Change in net assets from operations                               $8,083,215                $2,811,617
-------------------------------------------------------------  --------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                         $(1,189,304)              $(1,917,393)
-------------------------------------------------------------------------------------------------------
  Class B                                                            (248,135)                 (540,232)
-------------------------------------------------------------------------------------------------------
  Class C                                                            (109,580)                 (213,088)
-------------------------------------------------------------------------------------------------------
  Class I                                                          (4,196,200)               (4,839,760)
-------------------------------------------------------------------------------------------------------
  Class R1                                                             (6,248)                   (8,517)
-------------------------------------------------------------------------------------------------------
  Class R2                                                               (798)                     (765)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments
-------------------------------------------------------------------------------------------------------
  Class A                                                                  --                   (61,449)
-------------------------------------------------------------------------------------------------------
  Class B                                                                  --                   (20,255)
-------------------------------------------------------------------------------------------------------
  Class C                                                                  --                    (8,983)
-------------------------------------------------------------------------------------------------------
  Class I                                                                  --                  (156,604)
-------------------------------------------------------------------------------------------------------
  Class R1                                                                 --                      (412)
-------------------------------------------------------------------------------------------------------
  Class R2                                                                 --                       (56)
-------------------------------------------------------------  --------------              ------------
Total distributions declared to shareholders                      $(5,750,265)              $(7,767,514)
-------------------------------------------------------------  --------------              ------------
Change in net assets from fund share transactions                 $37,029,702              $136,947,741
-------------------------------------------------------------  --------------              ------------
Redemption fees                                                        $1,089                       $--
-------------------------------------------------------------  --------------              ------------
Total change in net assets                                        $39,363,741              $131,991,844
-------------------------------------------------------------  --------------              ------------

NET ASSETS

At beginning of period                                           $235,495,863              $103,504,019
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $1,520,041 and $315,619,
respectively)                                                    $274,859,604              $235,495,863
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                         SIX MONTHS                                  YEARS ENDED 4/30
                                              ENDED        --------------------------------------------------------------------
CLASS A                                    10/31/04             2004           2003           2002           2001          2000
                                        (UNAUDITED)

Net asset value, beginning of period         $10.19           $10.43          $9.92          $9.85          $9.38         $9.88
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                    $0.18          $0.34          $0.35          $0.49          $0.67         $0.64
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                        0.14          (0.11)          0.68           0.23           0.48         (0.49)
------------------------------------------  -------         ------         ------         ------         ------        ------
Total from investment operations              $0.32          $0.23          $1.03          $0.72          $1.15         $0.15
------------------------------------------  -------         ------         ------         ------         ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                 $(0.23)        $(0.46)        $(0.51)        $(0.59)        $(0.68)       $(0.65)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments          --          (0.01)         (0.01)            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income             --             --             --          (0.06)            --            --
------------------------------------------  -------         ------         ------         ------         ------        ------
Total distributions declared to
shareholders                                 $(0.23)        $(0.47)        $(0.52)        $(0.65)        $(0.68)       $(0.65)
------------------------------------------  -------         ------         ------         ------         ------        ------
Redemption fees added to paid-in
capital#                                      $0.00+++         $--            $--            $--            $--           $--
------------------------------------------  -------         ------         ------         ------         ------        ------
Net asset value, end of period               $10.28         $10.19         $10.43          $9.92          $9.85         $9.38
------------------------------------------  -------         ------         ------         ------         ------        ------
Total return (%)(+)                            3.18++         2.27          10.59           7.47          12.63          1.62
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                  YEARS ENDED 4/30
                                              ENDED        --------------------------------------------------------------------
CLASS A (CONTINUED)                        10/31/04             2004           2003           2002           2001          2000
                                        (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                     0.68+            0.74           0.75           0.41           0.03          0.04
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    3.54+            3.26           3.48           5.62           7.02          6.69
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               25               40             79             75            133           147
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                               $58,260          $49,065        $36,151         $1,391           $235        $1,022
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.25% annually. This arrangement was effected by MFS bearing all of the fund's
    Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on September 1,
    2004. Prior to March 1, 2002, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses. In addition, the investment adviser and distributor contractually waived a portion of their fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                  $0.16            $0.30          $0.28         $(0.29)         $0.28         $0.25
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                     1.08+            1.16           1.41           9.37           4.13          4.10
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   3.14+            2.84           2.82          (3.34)          2.92          2.63
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS               YEARS ENDED 4/30
                                                            ENDED         ----------------------------         PERIOD ENDED
CLASS B                                                  10/31/04                2004             2003             4/30/02*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $10.19              $10.43            $9.92               $10.03
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                  $0.14               $0.25            $0.27                $0.07
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                                0.14               (0.10)            0.67                (0.10)
----------------------------------------------------  -----------              ------           ------               ------
Total from investment operations                            $0.28               $0.15            $0.94               $(0.03)
----------------------------------------------------  -----------              ------           ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.19)             $(0.38)          $(0.42)              $(0.07)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                        --               (0.01)           (0.01)                  --
---------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                           --                  --               --                (0.01)
----------------------------------------------------  -----------              ------           ------               ------
Total distributions declared to shareholders               $(0.19)             $(0.39)          $(0.43)              $(0.08)
----------------------------------------------------  -----------              ------           ------               ------
Redemption fees added to paid-in capital#                   $0.00+++              $--              $--                  $--
----------------------------------------------------  -----------              ------           ------               ------
Net asset value, end of period                             $10.28              $10.19           $10.43                $9.92
----------------------------------------------------  -----------              ------           ------               ------
Total return (%)                                             2.75++              1.41             9.66                (0.27)++^
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS               YEARS ENDED 4/30
                                                            ENDED         ----------------------------         PERIOD ENDED
CLASS B (CONTINUED)                                      10/31/04                2004             2003             4/30/02*
                                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.53+               1.59             1.60                 1.61+
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                  2.69+               2.40             2.63                 4.49+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             25                  40               79                   75
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                             $13,828             $13,927          $15,603                 $234
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.25% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on September 1, 2004. In addition, the investment adviser contractually waived a portion of its fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income (loss)
    per share and the ratios would have been:

Net investment income (loss)                                $0.13               $0.23            $0.22               $(0.07)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.73+               1.81             2.06                10.47+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 2.49+               2.18             2.17                (4.37)+
---------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended
       April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.52%.
     * For the period from the inception of Class B shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
     ^ The total return previously reported as 0.13% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS               YEARS ENDED 4/30
                                                            ENDED         ----------------------------         PERIOD ENDED
CLASS C                                                  10/31/04                2004             2003             4/30/02*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $10.20              $10.43            $9.92               $10.03
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                  $0.14               $0.25            $0.26                $0.07
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                                0.13               (0.09)            0.68                (0.10)
----------------------------------------------------  -----------              ------           ------               ------
Total from investment operations                            $0.27               $0.16            $0.94               $(0.03)
----------------------------------------------------  -----------              ------           ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.19)             $(0.38)          $(0.42)              $(0.07)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                        --               (0.01)           (0.01)                  --
---------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                           --                  --               --                (0.01)
----------------------------------------------------  -----------              ------           ------               ------
Total distributions declared to shareholders               $(0.19)             $(0.39)          $(0.43)              $(0.08)
----------------------------------------------------  -----------              ------           ------               ------
Redemption fees added to paid-in capital#                   $0.00+++              $--              $--                  $--
----------------------------------------------------  -----------              ------           ------               ------
Net asset value, end of period                             $10.28              $10.20           $10.43                $9.92
----------------------------------------------------  -----------              ------           ------               ------
Total return (%)                                             2.65++              1.51             9.63                (0.27)++^
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS               YEARS ENDED 4/30
                                                            ENDED         ----------------------------         PERIOD ENDED
CLASS C (CONTINUED)                                      10/31/04                2004             2003             4/30/02*
                                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.54+               1.59             1.60                 1.61+
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                  2.75+               2.40             2.60                 4.35+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             25                  40               79                   75
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                              $5,921              $6,553           $4,671                  $13
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.25% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on September 1, 2004. In addition, the investment adviser contractually waived a portion of its fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income (loss)
    per share and the ratios would have been:

Net investment income (loss)                                $0.13               $0.23            $0.21               $(0.07)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.74+               1.81             2.06                10.47+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 2.55+               2.18             2.14                (4.51)+
---------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended
       April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.51%.
     * For the period from the inception of Class C shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
     ^ The total return previously reported as 0.13% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 4/30
                                            ENDED        --------------------------------------------------------------------
CLASS I                                  10/31/04              2004           2003           2002           2001         2000
                                      (UNAUDITED)

Net asset value, beginning of period       $10.19            $10.42          $9.92          $9.84          $9.38        $9.87
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                  $0.19             $0.35          $0.34          $0.59          $0.68        $0.65
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                      0.13             (0.09)          0.69           0.14           0.46        (0.49)
-----------------------------------------  ------            ------         ------         ------         ------       ------
Total from investment operations            $0.32             $0.26          $1.03          $0.73          $1.14        $0.16
-----------------------------------------  ------            ------         ------         ------         ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.24)           $(0.48)        $(0.52)        $(0.59)        $(0.68)      $(0.65)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                                  --             (0.01)         (0.01)            --             --           --
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --                --             --          (0.06)            --           --
-----------------------------------------  ------            ------         ------         ------         ------       ------
Total distributions declared to
shareholders                               $(0.24)           $(0.49)        $(0.53)        $(0.65)        $(0.68)      $(0.65)
-----------------------------------------  ------            ------         ------         ------         ------       ------
Redemption fees added to paid-in
capital#                                    $0.00+++            $--            $--            $--            $--          $--
-----------------------------------------  ------            ------         ------         ------         ------       ------
Net asset value, end of period             $10.27            $10.19         $10.42          $9.92          $9.84        $9.38
-----------------------------------------  ------            ------         ------         ------         ------       ------
Total return (%)                             3.16++            2.52          10.65           7.60          12.52         1.72
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 4/30
                                            ENDED        --------------------------------------------------------------------
CLASS I (CONTINUED)                      10/31/04              2004           2003           2002           2001         2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   0.53+             0.59           0.60           0.13           0.03         0.04
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  3.69+             3.42           3.58           5.90           6.96         6.80
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             25                40             79             75            133          147
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $196,508          $165,586        $47,031           $980           $915           $0++++
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.25% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on September 1, 2004. Prior to March 1, 2002, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses. In addition, the investment adviser contractually waived a portion of its fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income (loss)
    per share and the ratios would have been:

Net investment income (loss)                $0.18             $0.33          $0.30         $(0.30)         $0.28        $0.30
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   0.73+             0.81           1.06           8.99           4.13         3.75
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 3.49+             3.20           3.12          (2.96)          2.86         3.09
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective May 1, 2001, the fund had adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
  ++++ Class I net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1**                                                      10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $10.19                 $10.43                 $10.35^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.16                  $0.31                  $0.10
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments            0.13                  (0.11)                  0.13###^
-------------------------------------------------------------  ---------                 ------                 ------
Total from investment operations                                   $0.29                  $0.20                  $0.23
-------------------------------------------------------------  ---------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.21)                $(0.43)                $(0.15)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                               --                  (0.01)                    --
-------------------------------------------------------------  ---------                 ------                 ------
Total distributions declared to shareholders                      $(0.21)                $(0.44)                $(0.15)
-------------------------------------------------------------  ---------                 ------                 ------
Redemption fees added to paid-in capital#                          $0.00+++                 $--                    $--
-------------------------------------------------------------  ---------                 ------                 ------
Net asset value, end of period                                    $10.27                 $10.19                 $10.43
-------------------------------------------------------------  ---------                 ------                 ------
Total return (%)                                                    2.90++                 1.92                   2.26++^
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1** (CONTINUED)                                          10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.03+                  1.09                   1.10+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.17+                  2.96                   3.06+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    25                     40                     79
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $300                   $325                    $48
----------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.25% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on September 1, 2004. In addition, the investment adviser contractually waived a portion of its fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income (loss)
    per share and the ratios would have been:

Net investment income                                              $0.15                  $0.29                  $0.09
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.23+                  1.31                   1.56+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.97+                  2.74                   2.60+
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The net asset value and total return previously reported as $10.34 and 2.36%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           SIX MONTHS                 PERIOD
                                                                              ENDED                    ENDED
CLASS R2                                                                    10/31/04                 4/30/04*
                                                                           (UNAUDITED)

Net asset value, beginning of period                                       $10.19                $10.29^
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                                   $0.15                 $0.14
-------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                      0.14                 (0.03)###^
--------------------------------------------------------------------  -----------                ------
Total from investment operations                                            $0.29                 $0.11
--------------------------------------------------------------------  -----------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $(0.20)               $(0.20)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                        --                 (0.01)
--------------------------------------------------------------------  -----------                ------
Total distributions declared to shareholders                               $(0.20)               $(0.21)
--------------------------------------------------------------------  -----------                ------
Redemption fees added to paid-in capital#                                   $0.00+++                $--
--------------------------------------------------------------------  -----------                ------
Net asset value, end of period                                             $10.28                $10.19
--------------------------------------------------------------------  -----------                ------
Total return (%)                                                             2.88++                1.05++^
-------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           SIX MONTHS                 PERIOD
                                                                              ENDED                    ENDED
CLASS R2 (CONTINUED)                                                        10/31/04                 4/30/04*
                                                                           (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.29+                 1.32+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        2.93+                 2.71+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             25                    40
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                     $42                   $40
-------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.50% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses (except for Class R2 administrative service fee) during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by
    MFS under the current agreement. This agreement terminated on September 1, 2004. In addition, the investment adviser contractually waived a portion of its fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                       $0.14                 $0.13
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.49+                 1.54+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        2.73+                 2.49+
-------------------------------------------------------------------------------------------------------

  *  For the period from inception of Class R2 shares, October 31, 2003, through April 30, 2004.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect expense reductions from fees paid indirectly.
###  The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^  The net asset value and total return previously reported as $10.30 and  0.95%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Investment Grade Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in securities prices. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                                  4/30/04            4/30/03
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                              $7,767,514         $2,229,087
------------------------------------------------------------------------------
  Long-term capital gain                               --              4,691
------------------------------------------------------------------------------
Total distributions declared                   $7,767,514         $2,233,778
------------------------------------------------------------------------------

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $538,178
          ----------------------------------------------------------
          Capital loss carryforward                        (108,693)
          ----------------------------------------------------------
          Post-October capital loss deferral                (59,410)
          ----------------------------------------------------------
          Unrealized depreciation                        (2,460,710)
          ----------------------------------------------------------
          Other temporary differences                      (853,797)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2012.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually for Class A, Class B, Class C, Class I, and Class R1 and 0.50% annually for Class R2. This arrangement is effected by MFS bearing all of the fund's other expenses (exclusive of Class R2 administrative service fee in the case of Class R2 shares) during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS the $62,072 for expenses borne under a previous agreement that expired on September 1, 2004. For the period from September 1, 2004 through October 31, 2004, the fund's other expenses did not exceed the expense reimbursement threshold and the fund bore its own expenses.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds ("the funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended October 31, 2004, the fund paid MFS $9,397, equivalent to 0.0074% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $5,947 for the six months ended October 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Distribution Fee                              0.10%          0.75%          0.75%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                   0.25%          0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                       0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
October 31, 2004 amounted to:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Service Fee Retained by MFD                  $1,089            $67             $5            $52            $51
-----------------------------------------------------------------------------------------------------------------

The Class A distribution fee and 0.10% of the Class A service fee are currently being waived on a contractual basis. Fees incurred under the distribution plan during the six months ended October 31, 2004, were as follows:.

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Effective Annual Percentage Rates             0.15%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2004 were as follows:

                                            CLASS A        CLASS B        CLASS C

Contingent Deferred Sales Charges
Imposed                                        $322        $22,656           $492
-----------------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended October 31, 2004, the fund paid MFSC a fee of $111,165 for shareholder services which equated to 0.0876% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $6,686 for the six months ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                      PURCHASES            SALES

U.S. government securities                                          $32,033,386      $31,269,652
---------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                         64,753,919       31,243,605
---------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $273,146,828
          ----------------------------------------------------------
          Gross unrealized appreciation                  $3,517,731
          ----------------------------------------------------------
          Gross unrealized depreciation                  (2,203,097)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $1,314,634
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                      Six months ended 10/31/04                 Year ended 4/30/04
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS A SHARES

Shares sold                           1,370,835          $13,952,644         2,520,976          $26,156,263
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            38,978              396,922            52,268              542,135
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (554,170)          (5,629,149)       (1,225,867)         (12,688,264)
--------------------------------------------------------------------------------------------------------------
Net change                             855,643            $8,720,417         1,347,377          $14,010,134
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                             207,675           $2,110,638           686,945           $7,142,346
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            23,611              240,479            45,378              471,026
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (252,078)          (2,552,125)         (862,074)          (8,913,393)
--------------------------------------------------------------------------------------------------------------
Net change                              (20,792)           $(201,008)         (129,751)         $(1,300,021)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             101,186           $1,055,923           426,501           $4,438,052
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            10,576               82,318            15,270              158,421
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (178,636)          (1,809,121)         (246,879)          (2,562,443)
--------------------------------------------------------------------------------------------------------------
Net change                              (66,874)           $(670,880)          194,892           $2,034,030
--------------------------------------------------------------------------------------------------------------

                                      Six months ended 10/31/04                 Year ended 4/30/04
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS I SHARES

Shares sold                           3,002,462          $30,464,557        11,425,967         $118,577,853
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           472,557            4,810,313           439,744            4,556,888
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (597,843)          (6,066,555)         (122,226)          (1,252,980)
--------------------------------------------------------------------------------------------------------------
Net change                            2,877,176          $29,208,315        11,743,485         $121,881,761
--------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                              17,474             $177,420            26,850             $275,975
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               711                7,229               772                8,002
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (20,869)            (212,716)             (278)              (2,853)
--------------------------------------------------------------------------------------------------------------
Net change                               (2,684)            $(28,067)           27,344             $281,124
--------------------------------------------------------------------------------------------------------------

                                      Six months ended 10/31/04                Period ended 4/30/04*
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                                  --                 $ --             3,889              $40,020
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                91                  925                67                  693
--------------------------------------------------------------------------------------------------------------
Net change                                   91                 $925             3,956              $40,713
--------------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2004 was $558, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2004.

(7) RESTRICTED SECURITIES

At October 31, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.44% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                   DATE OF     SHARE/PRINCIPAL
DESCRIPTION                                    ACQUISITION              AMOUNT           COST           VALUE

Republic of El Salvador, 9.5%, 2006                 3/2/04             550,000       $623,700        $604,313
--------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                   8/5/04             550,000        600,875         598,125
--------------------------------------------------------------------------------------------------------------
                                                                                                   $1,202,438
--------------------------------------------------------------------------------------------------------------

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------
[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              IBF-SEM 12/04 7M

MFS(R) RESEARCH BOND FUND                                            10/31/04

SEMIANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                       ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                26
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       51
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         64
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      64
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                           96.4%
        Cash & Other Net Assets          3.6%

MARKET SECTORS*

U.S. Treasuries                                                          32.4%
------------------------------------------------------------------------------
High grade corporates                                                    29.8%
------------------------------------------------------------------------------
U.S. Government agencies                                                  7.8%
------------------------------------------------------------------------------
Mortgage backed                                                           7.7%
------------------------------------------------------------------------------
High yield corporates                                                     6.1%
------------------------------------------------------------------------------
Commercial mortgage backed                                                5.3%
------------------------------------------------------------------------------
Asset backed                                                              3.9%
------------------------------------------------------------------------------
Cash & other net assets                                                   3.6%
------------------------------------------------------------------------------
Emerging markets debt                                                     3.2%
------------------------------------------------------------------------------
Residential mortgage backed                                               0.2%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average duration                                                           4.3
------------------------------------------------------------------------------
Average life                                                           6.9 yrs
------------------------------------------------------------------------------
Average maturity                                                      11.2 yrs
------------------------------------------------------------------------------
Average quality                                                            AA-
------------------------------------------------------------------------------
Average quality short term bonds                                           A-1
------------------------------------------------------------------------------
CREDIT QUALITY**

AAA                                                                      55.8%
------------------------------------------------------------------------------
AA                                                                        2.9%
------------------------------------------------------------------------------
A                                                                         8.0%
------------------------------------------------------------------------------
BBB                                                                      18.1%
------------------------------------------------------------------------------
BB                                                                        7.0%
------------------------------------------------------------------------------
B                                                                         3.6%
------------------------------------------------------------------------------
CCC                                                                       0.2%
------------------------------------------------------------------------------
Not rated                                                                 0.8%
------------------------------------------------------------------------------
Other                                                                     3.6%
------------------------------------------------------------------------------

Percentages are based on net assets as of 10/31/04.

 *For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

**Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the ratings will be that assigned by Standard & Poor's. Likewise, if not assigned a ratings by Standard & Poor's, it will be based on the ratings assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended October 31, 2004, Class A Shares of the MFS Research Bond Fund provided a cumulative return not including sales charges of 4.26%, outperforming the 4.23% return for the fund's benchmark, the Lehman Brothers Aggregate Bond Index.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO PERFORMANCE

High-yield corporate debt generally outperformed high-grade corporate debt over the period. Therefore, the fund's exposure to some lower-rated debt aided relative performance.

Positive issue selection in the industrial, bank, and utility sectors, was also a performance driver.

To a lesser degree, sector allocation in the corporate/industrial sector helped. Among individual holdings, positions in energy, telecom, and utilities contributed. In addition, several individual emerging market debt positions contributed to relative return.

DETRACTORS FROM PERFORMANCE

We positioned the portfolio expecting increased interest rate volatility for the period. This positioning held back returns. Our sector allocation to mortgages also detracted somewhat from performance. We were underweight mortgages relative to the benchmark and mortgages ended up performing well over the six-month reporting period.

The views expressed are those of the Chief Fixed Income Officer only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

The portfolio is actively managed, and current holdings will be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                      Class
                    inception
   Share class        date          6-mo     1-yr     3-yr     5-yr     Life*
  ----------------------------------------------------------------------------
        A            1/4/99          4.26%    5.88%    6.49%    8.72%    7.21%
  ----------------------------------------------------------------------------
        B           12/29/00         3.82%    5.08%    5.62%    8.04%    6.63%
  ----------------------------------------------------------------------------
        C           12/29/00         3.82%    5.08%    5.62%    8.04%    6.64%
  ----------------------------------------------------------------------------
        I            1/4/99          4.34%    6.14%    6.68%    8.85%    7.32%
  ----------------------------------------------------------------------------
       R1           12/31/02         4.08%    5.61%    6.26%    8.58%    7.09%
  ----------------------------------------------------------------------------
       R2           10/31/03         3.95%    5.34%    6.31%    8.61%    7.12%
  ----------------------------------------------------------------------------
      529A           7/31/02         4.04%    5.51%    6.17%    8.52%    7.05%
  ----------------------------------------------------------------------------
      529B           7/31/02         3.69%    4.72%    5.58%    8.16%    6.74%
  ----------------------------------------------------------------------------
      529C           7/31/02         3.69%    4.82%    5.58%    8.16%    6.74%
  ----------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

--------------------
  Average annual
--------------------

Comparative benchmarks
  ----------------------------------------------------------------------------
  Average A-rated corporate debt
  fund+                              3.84%    5.19%    4.94%    6.80%    5.43%
  ----------------------------------------------------------------------------
  Lehman Brothers
  Aggregate Bond Index#              4.23%    5.53%    5.44%    7.58%    6.40%
  ----------------------------------------------------------------------------
  Lehman Brothers
  Government/Credit Index#           4.35%    5.57%    5.74%    7.87%    6.44%
  ----------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

Share class
  ----------------------------------------------------------------------------
        A                           -0.69%    0.85%    4.77%    7.66%    6.32%
  ----------------------------------------------------------------------------
        B                           -0.18%    1.08%    4.71%    7.74%    6.51%
  ----------------------------------------------------------------------------
        C                            2.82%    4.08%    5.62%    8.04%    6.64%
  ----------------------------------------------------------------------------
      529A                          -0.90%    0.50%    4.47%    7.47%    6.16%
  ----------------------------------------------------------------------------
      529B                          -0.31%    0.72%    4.67%    7.86%    6.61%
  ----------------------------------------------------------------------------
      529C                           2.69%    3.82%    5.58%    8.16%    6.74%
  ----------------------------------------------------------------------------
  Class I, R1, and R2 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
   Cumulative
without sales charge
--------------------

  ----------------------------------------------------------------------------
        A                            4.26%    5.88%   20.75%   51.86%   49.97%
  ----------------------------------------------------------------------------
        B                            3.82%    5.08%   17.82%   47.17%   45.34%
  ----------------------------------------------------------------------------
        C                            3.82%    5.08%   17.82%   47.20%   45.37%
  ----------------------------------------------------------------------------
        I                            4.34%    6.14%   21.41%   52.78%   50.88%
  ----------------------------------------------------------------------------
       R1                            4.08%    5.61%   19.98%   50.90%   49.02%
  ----------------------------------------------------------------------------
       R2                            3.95%    5.34%   20.14%   51.10%   49.22%
  ----------------------------------------------------------------------------
      529A                           4.04%    5.51%   19.69%   50.53%   48.66%
  ----------------------------------------------------------------------------
      529B                           3.69%    4.72%   17.69%   48.02%   46.17%
  ----------------------------------------------------------------------------
      529C                           3.69%    4.82%   17.68%   48.01%   46.17%
  ----------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

  * For the period from the commencement of the fund's investment operations, January 4, 1999, through October 31, 2004. Index information is from January 1, 1999.
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  #  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers Aggregate Bond Index - a measure of the U.S. bond market.

Lehman Brothers Government/Credit Index - measures all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

Note to Shareholders: Effective April 30, 2004, the Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Government/Credit Index as the fund's benchmark. We believe the Lehman Brothers Aggregate Bond Index more closely reflects the fund's investment universe.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio will allocate its investments among fixed income markets based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                  Expenses
                   Annualized     Beginning        Ending       Paid During
                     Expense    Account Value  Account Value*      Period**
                     Ratio        5/01/04         10/31/04     5/01/04-10/31/04
-----------------------------------------------------------------------------
     Actual           0.69%        $1,000          $1,043           $3.55
 A   ------------------------------------------------------------------------
     Hypothetical     0.69%        $1,000          $1,022           $3.52
-----------------------------------------------------------------------------
     Actual           1.54%        $1,000          $1,038           $7.91
 B   ------------------------------------------------------------------------
     Hypothetical     1.54%        $1,000          $1,017           $7.83
-----------------------------------------------------------------------------
     Actual           1.54%        $1,000          $1,038           $7.91
 C   ------------------------------------------------------------------------
     Hypothetical     1.54%        $1,000          $1,017           $7.83
-----------------------------------------------------------------------------
     Actual           0.54%        $1,000          $1,043           $2.78
 I   ------------------------------------------------------------------------
     Hypothetical     0.54%        $1,000          $1,022           $2.75
-----------------------------------------------------------------------------
     Actual           1.04%        $1,000          $1,041           $5.35
 R1  ------------------------------------------------------------------------
     Hypothetical     1.04%        $1,000          $1,020           $5.29
-----------------------------------------------------------------------------
     Actual           1.29%        $1,000          $1,040           $6.63
 R2  ------------------------------------------------------------------------
     Hypothetical     1.29%        $1,000          $1,018           $6.56
-----------------------------------------------------------------------------
     Actual           1.04%        $1,000          $1,040           $5.35
529A ------------------------------------------------------------------------
     Hypothetical     1.04%        $1,000          $1,020           $5.29
-----------------------------------------------------------------------------
     Actual           1.79%        $1,000          $1,037           $9.19
529B ------------------------------------------------------------------------
     Hypothetical     1.79%        $1,000          $1,016           $9.10
-----------------------------------------------------------------------------
     Actual           1.80%        $1,000          $1,037           $9.24
529C ------------------------------------------------------------------------
     Hypothetical     1.80%        $1,000          $1,016           $9.15
-----------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.0%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.6%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                         $2,886,000          $3,008,655
-------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                    598,000             710,297
-------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                     120,000             155,452
-------------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                     2,910,000           3,130,776
-------------------------------------------------------------------------------------------------
                                                                                       $7,005,180
-------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                           $5,349,000          $5,997,379
-------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                    2,168,000           2,439,908
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                      279,000             293,658
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%, 2011                                  577,000             665,293
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                   199,000             249,278
-------------------------------------------------------------------------------------------------
                                                                                       $9,645,516
-------------------------------------------------------------------------------------------------
Airlines - 0.4%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                           $3,712,308          $3,489,030
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                2,274               2,262
-------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                 1,539,279           1,461,897
-------------------------------------------------------------------------------------------------
                                                                                       $4,953,189
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
-------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                   $4,756,000          $4,991,945
-------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 9.3%
-------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                                  $2,354,000          $2,217,947
-------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                 3,494,000           3,488,864
-------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                 498,383             505,667
-------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009               3,474,000           3,510,055
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                   3,088,683           3,073,947
-------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2034                    714,000             714,420
-------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                       558,000             592,476
-------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                 1,552,000           1,548,612
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                            1,077,289             939,261
-------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
6.8%, 2008                                                            118,683             125,145
-------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                        99,120              99,373
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                              226,570             227,916
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                             548,212             551,467
-------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                             907,964             901,154
-------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                  10,000              10,536
-------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                    1,906,000           2,070,703
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                           519,000             528,163
-------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                         2,393,000           2,391,385
-------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030             1,596,000           1,746,001
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                       28,080              28,273
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.49%, 2008                   1,915,000           2,084,381
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                     718,000             774,137
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                   3,008,000           3,388,966
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                    3,180,000           3,541,810
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2040                    3,380,000           3,745,119
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                        239,000                 848
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031             1,510,393           1,627,944
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031               1,635,000           1,403,851
-------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                          2,314,000           2,282,293
-------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1496%, 2025^^                        10,374,365           1,889,973
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                           2,068,877           2,209,383
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.794%, 2023##                             701,770              92,470
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
7.39%, 2031                                                         1,556,000           1,788,032
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
0.9673%, 2043##                                                    24,910,518           1,227,376
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America,
0.5417%, 2035^^                                                    29,335,497             652,152
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                         2,131,464           2,296,563
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                         3,761,708           4,049,381
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                            798,000             932,818
-------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                  2,042,000           2,273,898
-------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                   27,675              28,293
-------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                             1,197,000           1,203,371
-------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                          510,925             511,684
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                              116,398             116,669
-------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                           1,994,000           2,009,027
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                         1,161,923           1,298,141
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.5347%, 2035                                                      32,429,351             743,524
-------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                     3,221,000           3,167,149
-------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                               4,228               4,232
-------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                   671,361             716,305
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                         1,157,000           1,235,111
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                        3,362,000           3,657,820
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3561%, 2030                         630,000             695,859
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                         2,076,000           2,245,817
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.9492%, 2031##                    22,021,873             770,484
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                        1,025,000           1,111,595
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8748%, 2031                      19,036,583             469,610
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                        2,322,000           2,512,948
-------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                  1,559,930           1,726,732
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.6103%, 2030                            9,940,595             222,112
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                91,878              94,135
-------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                         3,000,000           2,997,188
-------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2005                                 4,924,000           4,978,456
-------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                       2,314,000           2,307,388
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                               1,111,000           1,107,200
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                               1,197,000           1,189,626
-------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                 1,994,000           1,981,039
-------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                          1,308,714           1,388,438
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                             981,000             978,842
-------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                           1,258,710           1,267,602
-------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                       30,207              30,240
-------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                      149,365             149,311
-------------------------------------------------------------------------------------------------
                                                                                     $104,448,708
-------------------------------------------------------------------------------------------------
Automotive - 2.4%
-------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                    $4,243,000          $4,633,301
-------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                3,345,000           3,980,550
-------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                         2,289,000           2,229,225
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                 3,958,000           4,392,018
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                     3,378,000           3,567,350
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                        3,127,000           3,236,232
-------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                  4,312,000           4,487,011
-------------------------------------------------------------------------------------------------
                                                                                      $26,525,687
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.0%
-------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030,
4.845% to 2049                                                     $3,263,000          $4,495,905
-------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5%, 2011                                            618,000             674,393
-------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                        2,399,000           2,617,909
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                      4,000,000           4,090,000
-------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                   5,231,000           6,128,566
-------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                    1,596,000           1,785,804
-------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 5.17% to 2049##                     902,000           1,110,856
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                       2,622,000           2,826,993
-------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                         3,806,963           3,862,529
-------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.07% to 2049##            3,295,000           3,539,225
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                       1,558,000           1,702,115
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##^^                   1,548,000           1,691,190
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                          1,520,000           1,588,400
-------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                         3,232,000           3,363,054
-------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 5.355% to 2049##               1,635,000           1,878,447
-------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                            1,994,000           2,040,289
-------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.1125% to 2049               3,191,000           3,319,179
-------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 4.8745% to 2049##            2,349,000           2,614,336
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                  2,774,000           3,092,106
-------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
5.52% to 2049                                                       1,766,000           2,213,045
-------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                        3,000,000           3,020,955
-------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                        2,393,000           2,672,775
-------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                         199,000             205,166
-------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                      4,052,000           4,564,505
-------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                           2,350,000           2,467,500
-------------------------------------------------------------------------------------------------
                                                                                      $67,565,242
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.4%
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                   $4,133,000          $4,546,300
-------------------------------------------------------------------------------------------------
Comcast Holdings Corp., 6.5%, 2015                                  2,493,000           2,726,345
-------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                              2,779,000           2,649,085
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                      4,515,000           4,221,525
-------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                          20,000              23,387
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                1,464,000           1,886,420
-------------------------------------------------------------------------------------------------
                                                                                      $16,053,062
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.7%
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011               $1,885,000          $2,068,158
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.125%, 2014                  805,000             820,665
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                               4,483,000           4,774,996
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                         1,596,000           1,797,414
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                              2,936,000           3,066,194
-------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                        2,957,000           3,332,693
-------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                742,000             770,424
-------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                             2,500,000           2,449,080
-------------------------------------------------------------------------------------------------
                                                                                      $19,079,624
-------------------------------------------------------------------------------------------------
Building - 0.7%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                         $1,072,000          $1,184,560
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                          3,769,000           4,324,927
-------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                      2,605,000           2,735,250
-------------------------------------------------------------------------------------------------
                                                                                       $8,244,737
-------------------------------------------------------------------------------------------------

Chemicals - 0.8%
-------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                $2,770,000          $3,102,400
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                         775,000             831,749
-------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                        821,000             900,035
-------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 7.4%, 2009                                    1,735,000           1,899,825
-------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                    2,450,000           2,578,625
-------------------------------------------------------------------------------------------------
                                                                                       $9,312,634
-------------------------------------------------------------------------------------------------
Conglomerates - 1.2%
-------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                       $4,261,000          $4,740,341
-------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                          7,208,000           8,152,313
-------------------------------------------------------------------------------------------------
                                                                                      $12,892,654
-------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.4%
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                          $558,000            $594,523
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                          1,576,000           1,700,766
-------------------------------------------------------------------------------------------------
Cendant Corp., 7.375%, 2013                                         1,874,000           2,182,550
-------------------------------------------------------------------------------------------------
                                                                                       $4,477,839
-------------------------------------------------------------------------------------------------
Containers - 0.5%
-------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                        $2,753,000          $3,269,187
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                   2,530,000           2,783,000
-------------------------------------------------------------------------------------------------
                                                                                       $6,052,187
-------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
-------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                             $515,000            $617,703
-------------------------------------------------------------------------------------------------

Emerging Market Sovereign - 0.5%
-------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                        $4,235,000          $6,103,694
-------------------------------------------------------------------------------------------------

Energy - Independent - 1.1%
-------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                            $37,000             $46,172
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                               3,000,000           3,210,000
-------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                          1,769,000           2,025,560
-------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                       4,778,000           5,262,207
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                      399,000             411,661
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                      798,000             816,678
-------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                       681,000             785,507
-------------------------------------------------------------------------------------------------
                                                                                      $12,557,785
-------------------------------------------------------------------------------------------------

Energy - Integrated - 0.4%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                     $3,567,000          $4,015,122
-------------------------------------------------------------------------------------------------

Entertainment - 0.3%
-------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                       $399,000            $488,303
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                        1,073,000           1,130,355
-------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                       1,380,000           1,537,298
-------------------------------------------------------------------------------------------------
                                                                                       $3,155,956
-------------------------------------------------------------------------------------------------
Financial Institutions - 0.9%
-------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                      $2,881,000          $2,923,645
-------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011,
5.37% to 2049##                                                     3,015,000           3,519,075
-------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                 2,062,000           2,073,401
-------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                             1,276,000           1,324,409
-------------------------------------------------------------------------------------------------
                                                                                       $9,840,530
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
-------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013##                     $3,904,000          $3,986,429
-------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                            1,474,000           1,520,018
-------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                      3,464,000           3,812,551
-------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75%, 2011                     GBP     389,000             748,536
-------------------------------------------------------------------------------------------------
                                                                                      $10,067,534
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
-------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                      $984,000          $1,106,942
-------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.4%
-------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                              $1,560,000          $1,778,400
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                      2,770,000           3,123,175
-------------------------------------------------------------------------------------------------
                                                                                       $4,901,575
-------------------------------------------------------------------------------------------------
Insurance - 1.3%
-------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                            $4,444,000          $4,547,772
-------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%, 2034                                         3,848,000           4,102,745
-------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                              3,489,000           3,498,309
-------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                              1,815,000           2,000,469
-------------------------------------------------------------------------------------------------
                                                                                      $14,149,295
-------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.6%
-------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                           $545,000            $628,692
-------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                              4,073,000           4,153,132
-------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                          1,994,000           2,034,359
-------------------------------------------------------------------------------------------------
                                                                                       $6,816,183
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
-------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                      $1,266,000          $1,430,580
-------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                           2,965,000           3,172,550
-------------------------------------------------------------------------------------------------
                                                                                       $4,603,130
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
-------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                             $2,082,000          $2,400,717
-------------------------------------------------------------------------------------------------

Metals & Mining - 0.5%
-------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                    $4,135,000          $5,110,980
-------------------------------------------------------------------------------------------------

Mortgage Backed - 7.6%
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                             $377,481            $394,939
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                             1,100,590           1,109,250
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                            1,549,545           1,566,348
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                  452,225             462,263
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                      45,388,764          46,444,472
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                              4,322,244           4,345,175
-------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                         102,865             110,254
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                       3,530,168           3,717,289
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                1,135,351           1,178,802
-------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                        7,673,552           7,881,343
-------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2033 - 2034                                       14,783,786          15,324,836
-------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                 19,184              20,336
-------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                2,698,170           2,809,048
-------------------------------------------------------------------------------------------------
                                                                                      $85,364,355
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0%
-------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                     $4,000              $4,380
-------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 1.6%
-------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                   $4,891,000          $5,846,970
-------------------------------------------------------------------------------------------------
Enterprise Products Operations LP, 6.65%, 2034##                    3,364,000           3,429,847
-------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                       2,520,000           2,725,007
-------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                         968,000           1,164,376
-------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                     2,548,000           2,822,198
-------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                         1,461,000           1,486,366
-------------------------------------------------------------------------------------------------
                                                                                      $17,474,764
-------------------------------------------------------------------------------------------------
Oil Services - 0.5%
-------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                        $4,773,000          $5,047,037
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.3%
-------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                 $3,162,000          $3,253,565
-------------------------------------------------------------------------------------------------

Printing & Publishing - 0.4%
-------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                              $860,000            $998,731
-------------------------------------------------------------------------------------------------
Belo Corp., 7.25%, 2027                                               279,000             307,607
-------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                   2,940,000           3,652,950
-------------------------------------------------------------------------------------------------
                                                                                       $4,959,288
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
-------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                   $1,580,000          $1,768,469
-------------------------------------------------------------------------------------------------

Real Estate - 1.3%
-------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                  $2,345,000          $2,302,068
-------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                        2,621,000           2,894,119
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                  3,429,000           3,610,802
-------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                        1,197,000           1,287,730
-------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                               1,955,000           2,111,556
-------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                  1,307,000           1,372,804
-------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                     798,000             805,163
-------------------------------------------------------------------------------------------------
                                                                                      $14,384,242
-------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                   $2,086,000          $2,603,520
-------------------------------------------------------------------------------------------------

Retailers - 0.9%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                      $2,495,000          $2,688,362
-------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                  1,743,000           1,991,378
-------------------------------------------------------------------------------------------------
Gap, Inc., 8.8%, 2008                                               2,429,000           2,963,380
-------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                              1,895,000           1,947,113
-------------------------------------------------------------------------------------------------
                                                                                       $9,590,233
-------------------------------------------------------------------------------------------------
Supermarkets - 0.2%
-------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                             $1,855,000          $2,063,550
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.3%
-------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                          $2,011,000          $2,699,804
-------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                   2,158,000           2,421,442
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                             4,694,000           4,799,615
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                 1,170,000           1,228,500
-------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                  3,025,000           3,289,688
-------------------------------------------------------------------------------------------------
                                                                                      $14,439,049
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.4%
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                           $4,075,000          $4,686,250
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013              621,000             642,059
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030            4,879,000           6,438,153
-------------------------------------------------------------------------------------------------
SBC Communications Inc., 6.15%, 2034                                3,858,000           3,897,309
-------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                 3,107,000           3,181,220
-------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                  806,000             846,754
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                5,805,000           6,576,792
-------------------------------------------------------------------------------------------------
                                                                                      $26,268,537
-------------------------------------------------------------------------------------------------
Tobacco - 0.2%
-------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                       $2,314,000          $2,436,917
-------------------------------------------------------------------------------------------------

Transportation - Services - 0.3%
-------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                             $625,000            $819,122
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                       2,204,000           2,501,540
-------------------------------------------------------------------------------------------------
                                                                                       $3,320,662
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 7.7%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                       $11,347,000         $12,397,079
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                            6,622,000           7,440,439
-------------------------------------------------------------------------------------------------
Fannie Mae, 4.125%, 2014                                            4,168,000           4,065,834
-------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                               10,878,000          10,909,133
-------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                            14,138,000          14,794,116
-------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                          11,233,000          11,614,057
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                             68,672              74,607
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                             96,906             105,199
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                             94,216             102,654
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                            503,160             528,716
-------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                            336,539             362,466
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                          2,057,209           2,042,944
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                          2,667,708           2,736,519
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                          2,664,792           2,719,739
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                          2,639,255           2,697,787
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                          2,918,080           2,879,708
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                          3,633,000           3,820,284
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                          3,925,000           4,058,078
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                          2,429,000           2,463,600
-------------------------------------------------------------------------------------------------
                                                                                      $85,812,959
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 31.8%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                     $19,000             $26,242
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                         757,000           1,050,485
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 - 2030                            10,637,000          12,589,011
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                  16,461,730          20,946,267
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                  14,783,000          16,056,304
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7.875%, 2004                                  34,236,000          34,312,244
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2004 - 2014                               41,643,389          41,894,266
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                   82,800,000          84,821,479
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                      60,754,000          65,331,935
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                     6,657,000           6,779,475
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                  27,537,000          30,002,415
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                         257,000             258,325
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                  17,673,559          19,494,766
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                     3,868,000           4,181,672
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                   8,282,000           8,189,473
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                    7,263,000           7,679,489
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                    1,834,000           1,866,381
-------------------------------------------------------------------------------------------------
                                                                                     $355,480,229
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.7%
-------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                              $2,350,000          $2,629,967
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                             3,644,000           3,971,960
-------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                        4,223,000           5,131,773
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                  3,367,000           3,782,010
-------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                              4,544,000           5,174,966
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                      4,489,000           4,918,490
-------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                       1,182,000           1,264,845
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                     60,000              61,875
-------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                             4,424,000           4,556,401
-------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                   2,403,000           2,725,286
-------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                            4,075,000           4,626,649
-------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                           2,258,000           2,277,254
-------------------------------------------------------------------------------------------------
                                                                                      $41,121,476
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,041,816,900)                                      $1,062,088,582
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 1.0%
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04,
at Amortized Cost                                                 $11,380,000         $11,380,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,053,196,900)                                $1,073,468,582
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 4.0%                                                  45,294,880
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,118,763,462
-------------------------------------------------------------------------------------------------
^^ Interest only security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

GBP = British Pound

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value, (identified cost, $1,053,196,900)      $1,073,468,582
-----------------------------------------------------------------------------------------------------
Cash                                                                  22,933
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    6,843,002
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   35,247,705
-----------------------------------------------------------------------------------------------------
Interest receivable                                               16,332,500
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,131,914,722
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $944,950
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 11,114,841
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   811,524
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      31,135
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        20,208
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               228,602
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $13,151,260
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,118,763,462
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,108,901,270
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   20,271,492
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                             (2,111,214)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (8,298,086)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,118,763,462
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 106,206,519
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $607,520,567
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              57,689,178
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.53
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.53)                                                  $11.06
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $87,855,292
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               8,328,476
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.55
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $52,757,972
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,001,404
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.55
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $340,750,565
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              32,349,685
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.53
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $28,971,748
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,751,568
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.53
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $322,451
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  30,635
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.53
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                        $263,837
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  25,120
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.50
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.50)                                                  $11.02
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $126,340
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  11,982
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.54
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $194,690
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  18,471
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.54
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)

-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 10/31/04

NET INVESTMENT INCOME

Interest income                                                                           $22,901,955
-----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $2,515,312
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 10,109
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           634,650
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                704,689
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                440,417
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                263,477
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                67,750
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                   402
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                 437
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                 613
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                 975
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                          313
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                          153
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                          244
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                     201
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     37,854
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         159,164
-----------------------------------------------------------------------------------------------------
  Printing                                                               38,033
-----------------------------------------------------------------------------------------------------
  Postage                                                                30,224
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          24,886
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             15,972
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         112,118
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $5,057,993
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (7,625)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (1,131,704)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $3,918,664
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $18,983,291
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $1,007,645
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          (1,265)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $1,006,380
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $22,503,157
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies              (164)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $22,502,993
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $23,509,373
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $42,492,664
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET  ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                 SIX MONTHS ENDED             YEAR ENDED
                                                                     10/31/04                  4/30/04
                                                                   (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                             $18,983,291               $30,117,094
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               1,006,380                13,716,853
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               22,502,993               (22,944,356)
-------------------------------------------------------------  --------------              ------------
Change in net assets from operations                              $42,492,664               $20,889,591
-------------------------------------------------------------  --------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                        $(13,667,761)             $(18,489,118)
-------------------------------------------------------------------------------------------------------
  Class B                                                          (1,774,899)               (4,057,908)
-------------------------------------------------------------------------------------------------------
  Class C                                                          (1,062,105)               (2,131,387)
-------------------------------------------------------------------------------------------------------
  Class I                                                          (7,041,201)              (14,817,092)
-------------------------------------------------------------------------------------------------------
  Class R1                                                           (614,510)                 (816,377)
-------------------------------------------------------------------------------------------------------
  Class R2                                                             (3,518)                     (887)
-------------------------------------------------------------------------------------------------------
  Class 529A                                                           (5,799)                   (9,463)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                           (2,323)                   (4,341)
-------------------------------------------------------------------------------------------------------
  Class 529C                                                           (3,686)                   (5,369)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions
-------------------------------------------------------------------------------------------------------
  Class A                                                                  --                (2,168,957)
-------------------------------------------------------------------------------------------------------
  Class B                                                                  --                  (558,156)
-------------------------------------------------------------------------------------------------------
  Class C                                                                  --                  (311,351)
-------------------------------------------------------------------------------------------------------
  Class I                                                                  --                (2,143,919)
-------------------------------------------------------------------------------------------------------
  Class R1                                                                 --                  (108,847)
-------------------------------------------------------------------------------------------------------
  Class R2                                                                 --                      (238)
-------------------------------------------------------------------------------------------------------
  Class 529A                                                               --                    (1,276)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                               --                      (713)
-------------------------------------------------------------------------------------------------------
  Class 529C                                                               --                      (689)
-------------------------------------------------------------  --------------              ------------
Total distributions declared to shareholders                     $(24,175,802)             $(45,626,088)
-------------------------------------------------------------  --------------              ------------

Statements of Changes in Net Assets  - continued

                                                                 SIX MONTHS ENDED             YEAR ENDED
                                                                     10/31/04                  4/30/04
                                                                   (UNAUDITED)

Change in net assets from fund share transactions                $151,612,639              $341,221,038
-------------------------------------------------------------  --------------              ------------
Redemption fees                                                        $1,781                       $--
-------------------------------------------------------------  --------------              ------------
Total change in net assets                                       $169,931,282              $316,484,541
-------------------------------------------------------------  --------------              ------------

NET ASSETS

At beginning of period                                           $948,832,180              $632,347,639
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment loss of $8,313,382 and
$3,105,575, respectively)                                      $1,118,763,462              $948,832,180
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.


                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED         -------------------------------------------------------------------------
CLASS A                              10/31/04               2004            2003            2002           2001            2000
                                  (UNAUDITED)

Net asset value, beginning
of period                              $10.35             $10.62           $9.97           $9.80          $9.27           $9.80
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)              $0.20              $0.40           $0.45           $0.50          $0.58           $0.64
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.24              (0.07)           0.77            0.29           0.62+++        (0.53)
----------------------------------    -------             ------          ------          ------         ------          ------
Total from investment operations        $0.44              $0.33           $1.22           $0.79          $1.20           $0.11
----------------------------------    -------             ------          ------          ------         ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.26)            $(0.54)         $(0.56)         $(0.53)        $(0.64)         $(0.64)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --                 --              --           (0.05)         (0.03)             --
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                    --              (0.06)          (0.01)          (0.01)            --              --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --                 --              --           (0.03)            --              --
----------------------------------   --------             ------          ------          ------         ------          ------
Total distributions declared to
shareholders                           $(0.26)            $(0.60)         $(0.57)         $(0.62)        $(0.67)         $(0.64)
----------------------------------   --------             ------          ------          ------         ------          ------
Redemption fees added to paid-in
capital#                                $0.00++++            $--             $--             $--            $--             $--
----------------------------------   --------             ------          ------          ------         ------          ------
Net asset value, end of period         $10.53             $10.35          $10.62           $9.97          $9.80           $9.27
----------------------------------   --------             ------          ------          ------         ------          ------
Total return (%)(+)                      4.26++             3.11           12.58            8.19          13.39            1.31
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 4/30
                                        ENDED         -------------------------------------------------------------------------
CLASS A (CONTINUED)                  10/31/04               2004            2003            2002           2001            2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               0.69+              0.70            0.70            0.70           0.41            0.03
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              3.86+              3.81            4.44            5.21           6.54            6.82
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         49                170             141             166            272             209
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $607,521           $531,707        $221,872         $55,592         $5,447          $1,011
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective December 29, 2000, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. Prior to December 29, 2000 and effective February 1, 1999, the investment adviser had contractually agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In addition, the investment adviser and the distributor contractually waived their fees for the periods indicated. Effective June 7, 2004 the investment adviser also had voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                   $0.19              $0.36           $0.40           $0.44          $0.15           $0.23
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               0.96+              1.08            1.16            1.37           5.24            4.43
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              3.59+              3.43            3.98            4.54           1.71            2.42
-------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
   +++ Per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ++++ Per share amount was less than $0.01.
     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                       YEARS ENDED 4/30                         PERIOD
                                                ENDED        -----------------------------------------------           ENDED
CLASS B                                      10/31/04              2004            2003                 2002        4/30/01*
                                          (UNAUDITED)

Net asset value, beginning
of period                                      $10.37            $10.64           $9.98                $9.81           $9.77
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.16             $0.31           $0.37                $0.43           $0.12
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency               0.23             (0.07)           0.77                 0.28            0.10+++
-----------------------------------------  ----------            ------          ------               ------          ------
Total from investment operations                $0.39             $0.24           $1.14                $0.71           $0.22
-----------------------------------------  ----------            ------          ------               ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                   $(0.21)           $(0.45)         $(0.47)              $(0.45)         $(0.17)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                --              --                (0.05)          (0.01)
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --             (0.06)          (0.01)               (0.01)             --
----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                --              --                (0.03)             --
-----------------------------------------  ----------            ------          ------               ------          ------
Total distributions declared to
shareholders                                   $(0.21)           $(0.51)         $(0.48)              $(0.54)         $(0.18)
-----------------------------------------  ----------            ------          ------               ------          ------
Redemption fees added to paid-in capital#       $0.00++++           $--             $--                  $--             $--
-----------------------------------------  ----------            ------          ------               ------          ------
Net asset value, end of period                 $10.55            $10.37          $10.64                $9.98           $9.81
-----------------------------------------  ----------            ------          ------               ------          ------
Total return (%)                                 3.82++            2.24           11.72                 7.27            2.26++**
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                           SIX MONTHS                       YEARS ENDED 4/30                          PERIOD
                                                ENDED        -----------------------------------------------           ENDED
CLASS B (CONTINUED)                          10/31/04              2004            2003                 2002        4/30/01*
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.54+             1.55            1.55                 1.55            1.57+
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      3.00+             2.92            3.62                 4.35            5.19+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 49               170             141                  166             272
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $87,855           $90,726         $98,653              $40,800          $5,454
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the period indicated. Effective June 7, 2004 the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limiations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                           $0.15             $0.29           $0.34                $0.38           $0.01
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.71+             1.73            1.81                 2.02            6.30+
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      2.83+             2.74            3.36                 3.88            0.46+
----------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class B shares, December 29, 2000, through April 30, 2001.
    ** For the year ended April 30, 2001 the total return was previously reported incorrectly as 5.89%.
     + Annualized.
    ++ Not annualized.
   +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ++++ Per share amount was less than $0.01.
     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                       YEARS ENDED 4/30                          PERIOD
                                                ENDED        -----------------------------------------------           ENDED
CLASS C                                      10/31/04              2004            2003                 2002        4/30/01*
                                          (UNAUDITED)

Net asset value, beginning
of period                                      $10.37            $10.64           $9.98                $9.81           $9.77
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                      $0.16             $0.31           $0.37                $0.43           $0.13
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency               0.23             (0.07)           0.77                 0.28            0.09+++
-----------------------------------------  ----------            ------          ------               ------          ------
Total from investment operations                $0.39             $0.24           $1.14                $0.71           $0.22
-----------------------------------------  ----------            ------          ------               ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                   $(0.21)           $(0.45)         $(0.47)              $(0.45)         $(0.17)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income               --                --              --                (0.05)          (0.01)
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                --             (0.06)          (0.01)               (0.01)             --
----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                --              --                (0.03)             --
-----------------------------------------  ----------            ------          ------               ------          ------
Total distributions declared to
shareholders                                   $(0.21)           $(0.51)         $(0.48)              $(0.54)         $(0.18)
-----------------------------------------  ----------            ------          ------               ------          ------
Redemption fees added to paid-in capital#       $0.00++++           $--             $--                  $--             $--
-----------------------------------------  ----------            ------          ------               ------          ------
Net asset value, end of period                 $10.55            $10.37          $10.64                $9.98           $9.81
-----------------------------------------  ----------            ------          ------               ------          ------
Total return (%)                                 3.82++            2.24           11.72                 7.27            2.28++**
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                       YEARS ENDED 4/30                          PERIOD
                                                ENDED        -----------------------------------------------           ENDED
CLASS C (CONTINUED)                          10/31/04              2004            2003                 2002        4/30/01*
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.54+             1.55            1.55                 1.55            1.57+
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      3.01+             2.93            3.62                 4.34            5.20+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 49               170             141                  166             272
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $52,758           $53,029         $41,768              $16,411          $4,274
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the period indicated. Effective June 7, 2004 the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limiations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                           $0.15             $0.29           $0.34                $0.38           $0.01
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.71+             1.73            1.81                 2.02            6.30+
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      2.84+             2.75            3.36                 3.87            0.47+
----------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class C shares, December 29, 2000, through April 30, 2001.
    ** For the year ended April 30, 2001 the total return was previously reported incorrectly as 5.90%.
     + Annualized.
    ++ Not annualized.
   +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ++++ Per share amount was less than $0.01.
     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                     SIX MONTHS                                   YEARS ENDED 4/30
                                          ENDED        ----------------------------------------------------------------------
CLASS I                                10/31/04              2004            2003           2002          2001           2000
                                    (UNAUDITED)

Net asset value, beginning
of period                                $10.35            $10.62           $9.96          $9.79         $9.26          $9.78
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                $0.21             $0.42           $0.45          $0.45         $0.66          $0.65
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         0.23             (0.08)           0.80           0.35          0.55^         (0.53)
--------------------------------------  -------            ------          ------         ------        ------         ------
Total from investment operations          $0.44             $0.34           $1.25          $0.80         $1.21          $0.12
--------------------------------------  -------            ------          ------         ------        ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income             $(0.26)           $(0.55)         $(0.58)        $(0.54)       $(0.65)        $(0.64)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                     --                --              --          (0.05)        (0.03)            --
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                               --             (0.06)          (0.01)         (0.01)           --             --
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                      --                --              --          (0.03)           --             --
--------------------------------------  -------            ------          ------         ------        ------         ------
Total distributions declared to
shareholders                             $(0.26)           $(0.61)         $(0.59)        $(0.63)       $(0.68)        $(0.64)
--------------------------------------  -------            ------          ------         ------        ------         ------
Redemption fees added to paid-in
capital#                                  $0.00++++           $--             $--            $--           $--            $--
--------------------------------------  -------            ------          ------         ------        ------         ------
Net asset value, end of period           $10.53            $10.35          $10.62          $9.96         $9.79          $9.26
--------------------------------------  -------            ------          ------         ------        ------         ------
Total return (%)                           4.34++            3.27           12.86           8.36         13.47           1.41
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 4/30
                                          ENDED        ----------------------------------------------------------------------
CLASS I (CONTINUED)                    10/31/04              2004            2003           2002          2001           2000
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                 0.54+             0.55            0.55           0.55          0.04           0.03
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.00+             3.93            4.52           5.48          6.92           6.92
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           49               170             141            166           272            209
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $340,751          $249,314        $259,920         $3,900            $0+++          $0+++
-----------------------------------------------------------------------------------------------------------------------------

(S)Effective December 29, 2000, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees in excess of 0.20% of average daily net assets. In addition, the investment adviser contractually waived a portion of their fees for the periods indicated. Prior to
   December 29, 2000 and effective February 1, 1999, the investment adviser had contractually agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In addition, the investment adviser and the distributor contractually waived their fees for the periods indicated.
   Effective June 7, 2004 the investment adviser also had voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.20             $0.40           $0.42          $0.41         $0.21          $0.27
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                 0.71+             0.73            0.81           1.02          4.77           4.08
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                3.83+             3.75            4.26           5.01          2.19           2.87
-----------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
   +++ Class I net assets were less than $500.
  ++++ Per share amount was less than $0.01.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1**                                                      10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $10.35                 $10.62                 $10.44^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.18                  $0.37                  $0.14
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                  0.24                  (0.08)                  0.22^+++
-------------------------------------------------------------  ---------                 ------                 ------
Total from investment operations                                   $0.42                  $0.29                  $0.36^
-------------------------------------------------------------  ---------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.24)                $(0.50)                $(0.18)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                               --                  (0.06)                    --
-------------------------------------------------------------  ---------                 ------                 ------
Total distributions declared to shareholders                      $(0.24)                $(0.56)                $(0.18)
-------------------------------------------------------------  ---------                 ------                 ------
Redemption fees added to paid-in capital#                          $0.00++++                $--                    $--
-------------------------------------------------------------  ---------                 ------                 ------
Net asset value, end of period                                    $10.53                 $10.35                 $10.62
-------------------------------------------------------------  ---------                 ------                 ------
Total return (%)                                                    4.08++                 2.75                   3.43++
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1 (CONTINUED)                                            10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.04+                  1.05                   1.05+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.51+                  3.46                   3.88+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    49                    170                    141
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $28,972                $23,477                 $9,880
----------------------------------------------------------------------------------------------------------------------

(S)The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the period indicated. Effective June 7, 2004 the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limiations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                              $0.18                  $0.35                  $0.13
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.21+                  1.23                   1.31+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.34+                  3.28                   3.62+
----------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
  ** Effective November 3, 2003, Class R shares have been renamed R1 shares.
   ^ The net value previously reported as $10.42 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.
   + Annualized.
  ++ Not annualized.
 +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
++++ Per share amount was less than $0.01.
   # Per share data is based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           SIX MONTHS                 PERIOD
                                                                              ENDED                    ENDED
CLASS R2                                                                    10/31/04                 4/30/04*
                                                                           (UNAUDITED)

Net asset value, beginning of period                                       $10.35                $10.49^
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                                   $0.16                 $0.17
-------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments and foreign
 currency                                                                    0.24                 (0.02)^+++
-----------------------------------------------------------------------  --------                ------
Total from investment operations                                            $0.40                 $0.15^
-----------------------------------------------------------------------  --------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $(0.22)               $(0.23)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                                 --                 (0.06)
-----------------------------------------------------------------------  --------                ------
Total distributions declared to shareholders                               $(0.22)               $(0.29)
-----------------------------------------------------------------------  --------                ------
Redemption fees added to paid-in capital#                                   $0.00++++               $--
-----------------------------------------------------------------------  --------                ------
Net asset value, end of period                                             $10.53                $10.35
-----------------------------------------------------------------------  --------                ------
Total return (%)                                                             3.95++                1.44^   ++
-------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           SIX MONTHS                 PERIOD
                                                                              ENDED                    ENDED
CLASS R2 (CONTINUED)                                                        10/31/04                 4/30/04*
                                                                           (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.29+                 1.29+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        3.19+                 3.24+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             49                   170
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $322                   $40
-------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the period indicated.
    Effective June 7, 2004 the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limiations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                       $0.15                 $0.16
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.46+                 1.47+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        3.02+                 3.06+
-------------------------------------------------------------------------------------------------------

  * For the period from inception of Class R2 shares, October 31, 2003, through April 30, 2004.
  ^ The net value and total return previously reported as $10.50 and 1.34%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
   + Annualized.
  ++ Not annualized.
 +++ The per share amount is not in accordance with the net realized and unrealized gain/ loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
++++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529A                                                      10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $10.33                 $10.61                  $9.98^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.18                  $0.36                  $0.29
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                  0.23                  (0.07)                  0.75^+++
-------------------------------------------------------------  ---------                 ------                 ------
Total from investment operations                                   $0.41                  $0.29                  $1.04^
-------------------------------------------------------------  ---------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.24)                $(0.51)                $(0.40)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                               --                  (0.06)                 (0.01)
-------------------------------------------------------------  ---------                 ------                 ------
Total distributions declared to shareholders                      $(0.24)                $(0.57)                $(0.41)
-------------------------------------------------------------  ---------                 ------                 ------
Redemption fees added to paid-in capital#                          $0.00++++                $--                    $--
-------------------------------------------------------------  ---------                 ------                 ------
Net asset value, end of period                                    $10.50                 $10.33                 $10.61
-------------------------------------------------------------  ---------                 ------                 ------
Total return (%)(+)                                                 4.04++                 2.75                  10.56++
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529A (CONTINUED)                                          10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.04+                  1.05                   1.05+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.50+                  3.44                   3.99+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    49                    170                    141
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $264                   $229                   $157
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the period indicated.
    Effective June 7, 2004 the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limiations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                              $0.17                  $0.33                  $0.26
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.31+                  1.33                   1.41+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.23+                  3.16                   3.63+
----------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class 529A shares, July 31, 2002, through April 30, 2003.
   ^ The net value previously reported as $10.05 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.
   + Annualized.
  ++ Not annualized.
+++  The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
++++ Per share amount was less than $0.01.
   # Per share data is based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529B                                                      10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $10.36                 $10.64                 $10.00^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.14                  $0.29                  $0.23
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                  0.24                  (0.09)                  0.76^+++
-------------------------------------------------------------  ---------                  ------                 -----
Total from investment operations                                   $0.38                  $0.20                  $0.99^
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.20)                $(0.42)                $(0.34)
------------------------------------------------------------   ---------                 -------                ------
  From net realized gain on investments and foreign
  currency transactions                                               --                  (0.06)                 (0.01)
-------------------------------------------------------------  ---------                 ------                 ------
Total distributions declared to shareholders                      $(0.20)                $(0.48)                $(0.35)
-------------------------------------------------------------  ---------                 ------                 ------
Redemption fees added to paid-in capital#                          $0.00++++                $--                    $--
-------------------------------------------------------------  ---------                 ------                 ------
Net asset value, end of period                                    $10.54                 $10.36                 $10.64
-------------------------------------------------------------  ---------                 ------                 ------
Total return (%)                                                    3.69++                 1.89                  10.00++
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529B (CONTINUED)                                          10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.79+                  1.80                   1.80+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.76+                  2.69                   3.24+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    49                    170                    141
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $126                   $117                    $41
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the period indicated.
    Effective June 7, 2004 investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limiations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                              $0.14                  $0.27                  $0.21
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.96+                  1.98                   2.06+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.59+                  2.51                   2.98+
----------------------------------------------------------------------------------------------------------------------
*    For the period from the inception of Class 529B shares, July 31, 2002, through April 30, 2003.
^    The net value previously reported as $10.07 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.
   + Annualized.
  ++ Not annualized.
+++  The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
++++ Per share amount was less than $0.01.
   # Per share data is based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529C                                                      10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $10.36                 $10.63                 $10.00^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.14                  $0.28                  $0.22
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                  0.24                  (0.07)                  0.76^+++
-------------------------------------------------------------  ---------                 ------                 ------
Total from investment operations                                   $0.38                  $0.21                  $0.98^
-------------------------------------------------------------  ---------                 ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.20)                $(0.42)                $(0.34)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                               --                  (0.06)                 (0.01)
-------------------------------------------------------------  ---------                 ------                 ------
Total distributions declared to shareholders                      $(0.20)                $(0.48)                $(0.35)
-------------------------------------------------------------  ---------                 ------                 ------
Redemption fees added to paid-in capital#                          $0.00++++                $--                    $--
-------------------------------------------------------------  ---------                 ------                 ------
Net asset value, end of period                                    $10.54                 $10.36                 $10.63
-------------------------------------------------------------  ---------                 ------                 ------
Total return (%)                                                    3.69++                 1.98                   9.89++
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS 529C (CONTINUED)                                          10/31/04                4/30/04               4/30/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.80+                  1.80                   1.80+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.76+                  2.70                   3.23+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    49                    170                    141
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $195                   $195                    $57
----------------------------------------------------------------------------------------------------------------------

(S)  The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the period indicated. Effective June 7, 2004 the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limiations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                              $0.14                  $0.26                  $0.20
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.97+                  1.98                   2.06+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                               2.59+                  2.52                   2.97+
----------------------------------------------------------------------------------------------------------------------
*    For the period from the inception of Class 529C shares, July 31, 2002, through April 30, 2003.
^    The net value previously reported as $10.07 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value previously reported was from inception date, the date the share class was first available to public shareholders.
   + Annualized.
  ++ Not annualized.
+++  The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
++++ Per share amount was less than $0.01.
   # Per share data is based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DOLLAR ROLL TRANSACTIONS - The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund's total return. The fund accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                                  4/30/04            4/30/03
Distributions declared from:
------------------------------------------------------------------------------
Ordinary income                               $44,773,396        $16,543,506
------------------------------------------------------------------------------
Long-term capital gain                            852,692                 --
------------------------------------------------------------------------------
                                              $45,626,088        $16,543,506
------------------------------------------------------------------------------

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $1,383,026
          ----------------------------------------------------------
          Undistributed long-term capital gain            1,328,797
          ----------------------------------------------------------
          Unrealized depreciation                        (7,510,945)
          ----------------------------------------------------------
          Other temporary differences                    (3,655,548)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended October 31, 2004 were an effective rate of 0.35% of average daily net assets on an annualized basis.

The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management, distribution and service and program manager fees such that the fund's other expenses do not exceed 0.20% of its average daily net assets for Class A, Class B, Class C, Class I, amd Class R1 and do not exceed 0.45% of average daily net assets for Class R2, Class 529A, Class 529B, and Class 529C. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended October 31, 2004, the fund paid MFS $37,854, equivalent to 0.0075% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $57,845 and $222 for the six months ended October 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Distribution Fee                              0.10%          0.75%          0.75%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                   0.25%          0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                       0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

                                         CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                              0.25%          0.75%          0.75%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                   0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                       0.50%          1.00%          1.00%
-----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
October 31, 2004 amounted to:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Service Fee Retained by MFD                  $8,359            $99           $507            $44           $103
-----------------------------------------------------------------------------------------------------------------

                                         CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD                    $114            $14            $57
-----------------------------------------------------------------------------------------------------------------

The Class A distribution fee and 0.10% of the Class A and Class 529A service fee are currently being waived on a contractual basis.

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended October 31, 2004 were as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Total Distribution Plan                       0.15%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

                                         CLASS 529A     CLASS 529B     CLASS 529C

Total Distribution Plan                       0.25%          1.00%          1.00%
-----------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and
Class 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2004 were as follows:

                                            CLASS A        CLASS B        CLASS C     CLASS 529B     CLASS 529C

Contingent Deferred Sales Charges
Imposed                                      $8,069       $142,835        $10,516            $10            $--
-----------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended October 31, 2004, the fund paid MFSC a fee of $449,231 for shareholder services which equated to 0.0892% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $73,219 for the six months ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                   PURCHASES               SALES

U.S. government securities                                      $395,327,042        $311,284,860
---------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                     210,125,267         171,824,410
---------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $1,062,192,297
          ----------------------------------------------------------
          Gross unrealized appreciation                 $18,652,328
          ----------------------------------------------------------
          Gross unrealized depreciation                  (7,376,043)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $11,276,285
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                      Six months ended 10/31/04                 Year ended 4/30/04
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS A SHARES

Shares sold                          15,839,025         $164,220,511        45,294,883         $479,065,399
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                         1,012,187           10,511,957         1,284,537           13,552,243
--------------------------------------------------------------------------------------------------------------
Shares reacquired                   (10,536,073)        (109,003,360)      (16,097,551)        (169,835,207)
--------------------------------------------------------------------------------------------------------------
Net change                            6,315,139          $65,729,108        30,481,869         $322,782,435
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                             734,052           $7,632,871         3,198,583          $33,962,381
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           157,030            1,632,497           349,317            3,691,978
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (1,313,265)         (13,584,004)       (4,069,939)         (42,923,225)
--------------------------------------------------------------------------------------------------------------
Net change                             (422,183)         $(4,318,636)         (522,039)         $(5,268,866)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             679,895           $7,060,169         3,035,195          $32,277,099
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            75,870              788,831           140,414            1,483,458
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (869,161)          (9,008,103)       (1,986,929)         (20,980,959)
--------------------------------------------------------------------------------------------------------------
Net change                             (113,396)         $(1,159,103)        1,188,680          $12,779,598
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                           8,326,367          $86,622,396        20,441,586         $216,103,118
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                           762,527            7,919,745           826,441            8,716,934
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (821,906)          (8,485,692)      (21,660,724)        (228,391,600)
--------------------------------------------------------------------------------------------------------------
Net change                            8,266,988          $86,056,449          (392,697)         $(3,571,548)
--------------------------------------------------------------------------------------------------------------

                                      Six months ended 10/31/04                 Year ended 4/30/04
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R1 SHARES

Shares sold                           1,126,745          $11,666,975         2,921,428          $30,884,591
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                            53,620              555,885            81,624              860,463
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (697,527)          (7,229,521)       (1,664,650)         (17,585,963)
--------------------------------------------------------------------------------------------------------------
Net change                              482,838           $4,993,339         1,338,402          $14,159,091
--------------------------------------------------------------------------------------------------------------

                                      Six months ended 10/31/04                Period ended 4/30/04*
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                              31,588             $328,109             3,815              $40,015
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               346                3,617                93                  982
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (5,207)             (54,207)               --                   --
--------------------------------------------------------------------------------------------------------------
Net change                               26,727             $277,519             3,908              $40,997
--------------------------------------------------------------------------------------------------------------

                                      Six months ended 10/31/04                 Year ended 4/30/04
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                               4,372              $45,070             9,152              $96,114
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               641                6,641               979               10,311
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,107)             (21,872)           (2,705)             (28,228)
--------------------------------------------------------------------------------------------------------------
Net change                                2,906              $29,839             7,426              $78,197
--------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                               1,158              $11,899             8,133              $86,564
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               258                2,685               455                4,803
--------------------------------------------------------------------------------------------------------------
Shares reacquired                          (700)              (7,166)           (1,207)             (12,826)
--------------------------------------------------------------------------------------------------------------
Net change                                  716               $7,418             7,381              $78,541
--------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                 339               $3,509            13,176             $140,224
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                               413                4,291               532                5,616
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,072)             (11,094)             (308)              (3,247)
--------------------------------------------------------------------------------------------------------------
Net change                                 (320)             $(3,294)           13,400             $142,593
--------------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2004 was $2,106, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             RBF-SEM-12/04 63M

MFS(R) RESEARCH BOND FUND J                                          10/31/04

SEMIANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                            SEMIANNUAL REPORT

                                            LETTER FROM THE CEO              1
                                            ----------------------------------
                                            PORTFOLIO COMPOSITION            4
                                            ----------------------------------
                                            MANAGEMENT REVIEW                5
                                            ----------------------------------
                                            PERFORMANCE SUMMARY              6
                                            ----------------------------------
                                            EXPENSE TABLE                    8
                                            ----------------------------------
                                            PORTFOLIO OF INVESTMENTS         9
                                            ----------------------------------
                                            FINANCIAL STATEMENTS            17
                                            ----------------------------------
                                            NOTES TO FINANCIAL STATEMENTS   21
                                            ----------------------------------
                                            PROXY VOTING POLICIES AND
                                            INFORMATION                     27
                                            ----------------------------------
                                            QUARTERLY PORTFOLIO DISCLOSURE  27
                                            ----------------------------------
                                            CONTACT INFORMATION     BACK COVER
                                            ----------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant in the United States has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to U.S. equity stocks; 20% to 30% to fixed income issues; 10% to non-U.S. stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, U.S. 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and non-U.S. offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks as well as a range of fixed income investments. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% U.S. stocks and 50% U.S. bonds at the start of 2000 would have shifted to 32% U.S. stocks and 68% U.S. bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios in part by providing a variety of products in each asset class. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                          100.1%
        Cash & Other Net Assets         -0.1%

MARKET SECTORS*

High grade corporates                                                    32.6%
------------------------------------------------------------------------------
U.S. treasuries                                                          27.8%
------------------------------------------------------------------------------
Mortgage backed                                                           9.0%
------------------------------------------------------------------------------
U.S. government agencies                                                  8.2%
------------------------------------------------------------------------------
High yield corporates                                                     6.8%
------------------------------------------------------------------------------
Commercial mortgage backed                                                6.3%
------------------------------------------------------------------------------
Asset backed                                                              5.9%
------------------------------------------------------------------------------
Emerging markets debt                                                     3.2%
------------------------------------------------------------------------------
Residential mortgage backed                                               0.3%
------------------------------------------------------------------------------
Cash & other net assets                                                  -0.1%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average duration                                                           4.5
------------------------------------------------------------------------------
Average life                                                           7.0 Yrs
------------------------------------------------------------------------------
Average maturity                                                      11.7 Yrs
------------------------------------------------------------------------------
Average quality                                                             A+
------------------------------------------------------------------------------
Average quality short term bonds                                           A-1
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      55.8%
------------------------------------------------------------------------------
AA                                                                        2.9%
------------------------------------------------------------------------------
A                                                                         9.2%
------------------------------------------------------------------------------
BBB                                                                      19.4%
------------------------------------------------------------------------------
BB                                                                        7.9%
------------------------------------------------------------------------------
B                                                                         4.0%
------------------------------------------------------------------------------
CCC                                                                       0.3%
------------------------------------------------------------------------------
Not Rated                                                                 0.6%
------------------------------------------------------------------------------
Other                                                                    -0.1%
------------------------------------------------------------------------------

 *For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

**Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the ratings will be that assigned by Standard & Poor's. Likewise, if not assigned a ratings by Standard & Poor's, it will be based on the ratings assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended October 31, 2004, Class B Shares of the MFS Research Bond Fund J provided a cumulative return not including sales charges of 4.04%, trailing the 4.28% return for the fund's benchmark, Lehman Brothers Aggregate Bond Index.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, through we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

DETRACTORS FROM PERFORMANCE

We positioned the portfolio expecting increased interest rate volatility for the period. This positioning held back returns. Our sector allocation to mortgages also detracted somewhat from performance. We were underweight mortgages relative to the benchmark, the Lehman Brothers Aggregate Bond Index, and mortgages ended up performing well over the six-month reporting period.

CONTRIBUTORS TO PERFORMANCE

High-yield corporate debt generally outperformed high-grade corporate debt over the period. Therefore, the fund's exposure to some lower-rated debt aided relative performance.

Positive issue selection within the industrial, bank, and utility sectors, was also a performance driver.

To a lesser degree, sector allocation in the corporate/industrial sector helped. Among individual holdings, positions in energy, telecom, and utilities contributed. In addition, several individual emerging market debt positions contributed to relative return.

The views expressed are those of the Chief Fixed Income Officer only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

PLEASE CALL 0120-23-3028 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                           Class
    Share class        inception date          6-mo         1-yr         Life*
------------------------------------------------------------------------------
         B               10/17/2002            4.04%        5.18%        7.01%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average A-rated
 corporate debt
 fund+                                         3.84%        5.19%        5.83%
------------------------------------------------------------------------------
Lehman Brothers
 Aggregate Bond
 Index#                                        4.23%        5.53%        5.22%
------------------------------------------------------------------------------
Lehman Brothers
 Goverment/Credit Index#                       4.35%        5.57%        5.87%
------------------------------------------------------------------------------
--------------------
  Average annual
 with sales charge
--------------------

Share class
------------------------------------------------------------------------------
         B                                     0.04%        1.18%        5.16%
------------------------------------------------------------------------------

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
         B                                     4.04%        5.18%       14.80%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, October 17, 2002, through October 31, 2004.
  Index information is from November 1, 2002.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

Note to Shareholders: Effective as of period-end on April 30, 2004, the Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Government/Credit Index as the fund's benchmark. We believe the Lehman Brothers Aggregate Bond Index more closely reflects the fund's investment universe. We will continue to provide returns for the Lehman Brothers Government/Credit Index for a period of 1-year after the effective date of this benchmark change.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class B Share results including sales charge takes into account the deduction of the applicable contingent deferred sales charge, which declines over six years from 4% to 0%.

Prior to December 22, 2003, the Research Bond Fund J ("the fund") was a "fund of funds" and invested substantially in the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund.

Performance results prior to December 22, 2003, reflect the fund's performance as a "fund of funds".

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

The portfolio will allocate its investments among fixed income markets based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                  Expenses
                   Annualized     Beginning        Ending       Paid During
                     Expense    Account Value  Account Value*      Period**
                     Ratio        5/01/04         10/31/04     5/01/04-10/31/04
-----------------------------------------------------------------------------
     Actual           1.56%        $1,000          $1,040           $8.02
 B   ------------------------------------------------------------------------
     Hypothetical     1.56%        $1,000          $1,017           $7.93
-----------------------------------------------------------------------------
 * Ending account value reflects the fund's ending account value assuming the actual fund return per year before expenses (Actual) and a hypothetical 5% fund return per year before expenses (Hypothetical).

** Expenses paid is equal to the fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.7%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT             $ VALUE
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.6%
-----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                           $402,000          $419,085
-----------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                      30,000            38,863
-----------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                       287,000           308,774
-----------------------------------------------------------------------------------------------
                                                                                       $766,722
-----------------------------------------------------------------------------------------------
Aerospace - 1.0%
-----------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                             $681,000          $763,547
-----------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                      250,000           281,355
-----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                       71,000            74,730
-----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%, 2011                                  146,000           168,341
-----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                    51,000            63,885
-----------------------------------------------------------------------------------------------
                                                                                     $1,351,858
-----------------------------------------------------------------------------------------------
Airlines - 0.4%
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                             $388,808          $366,187
-----------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                   230,191           218,619
-----------------------------------------------------------------------------------------------
                                                                                       $584,806
-----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                     $626,000          $657,056
-----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 12.4%
-----------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                  $806,000          $804,815
-----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                 126,097           127,940
-----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                 339,000           342,518
-----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                     345,794           344,144
-----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2034                    181,000           181,107
-----------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                       142,000           150,774
-----------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                   393,000           392,142
-----------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                              245,761           214,273
-----------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
6.8%, 2008                                                             30,167            31,809
-----------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                        25,107            25,171
-----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                               57,234            57,574
-----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                             138,893           139,718
-----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                             229,835           228,112
-----------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                      483,000           524,737
-----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                           131,000           133,313
-----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                           607,000           606,590
-----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030               179,000           195,823
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                        7,163             7,213
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                     182,000           196,230
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2040                      610,000           675,894
-----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                         61,000               216
-----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031               382,464           412,231
-----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                 415,000           356,329
-----------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                            586,000           577,970
-----------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1496%, 2025^^                         2,629,055           478,954
-----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                             286,628           306,094
-----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.794%, 2023##                             177,641            23,407
-----------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
7.39%, 2031                                                           194,000           222,929
-----------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
0.9673%, 2043##                                                     6,313,779           311,089
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.5417%, 2035^^        7,435,626           165,300
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                           540,059           581,890
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                           680,034           732,039
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                            202,000           236,127
-----------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                    6,919             7,073
-----------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                               303,000           304,613
-----------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                          129,332           129,524
-----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                               29,464            29,533
-----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                             506,000           509,813
-----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.5347%, 2035^^                                                     8,220,253           188,470
-----------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                       632,000           621,434
-----------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                               1,057             1,058
-----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                   169,944           181,320
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                           293,000           312,781
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                          500,000           543,995
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3561%, 2030                         160,000           176,726
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                           507,000           548,473
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.9492%, 2031##                     5,581,914           195,296
-----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                          110,000           119,293
-----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8748%, 2031^^                     4,825,762           119,046
-----------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                    395,503           437,794
-----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.6103%, 2030                            2,519,414            56,294
-----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                23,494            24,071
-----------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2005                                   696,000           703,697
-----------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                         586,000           584,326
-----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                 282,000           281,036
-----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                 303,000           301,134
-----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                   256,000           254,336
-----------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                            332,080           352,309
-----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                             319,000           321,254
-----------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                        7,687             7,695
-----------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                       38,097            38,083
-----------------------------------------------------------------------------------------------
                                                                                    $17,134,949
-----------------------------------------------------------------------------------------------
Automotive - 2.4%
-----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                      $538,000          $587,489
-----------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                  425,000           505,750
-----------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                           258,000           251,263
-----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                   500,000           554,828
-----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                       389,000           410,805
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                          396,000           409,833
-----------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                    512,000           532,781
-----------------------------------------------------------------------------------------------
                                                                                     $3,252,749
-----------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.3%
-----------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030,
4.845% to 2049                                                       $406,000          $559,405
-----------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                          358,000           390,667
-----------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                        530,000           541,925
-----------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                     643,000           753,330
-----------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                      255,000           285,326
-----------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                         465,000           501,355
-----------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                           488,543           495,674
-----------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.07% to 2049##              554,000           595,062
-----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                       392,000           428,260
-----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                             89,000            93,005
-----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                           467,000           485,936
-----------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 5.355% to 2049##                 245,000           281,480
-----------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                              356,000           364,264
-----------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.1125% to 2049                 559,000           581,454
-----------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 4.8745% to 2049##              323,000           359,485
-----------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                    350,000           390,136
-----------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.52%
to 2049##                                                             258,000           323,310
-----------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                          487,000           543,937
-----------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                          51,000            52,580
-----------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                        294,000           331,186
-----------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                             280,000           294,000
-----------------------------------------------------------------------------------------------
                                                                                     $8,651,777
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.5%
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                     $502,000          $552,200
-----------------------------------------------------------------------------------------------
Comcast Holdings Corp., 6.5%, 2015                                    303,000           331,361
-----------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                358,000           341,264
-----------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                        548,000           512,380
-----------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                           5,000             5,847
-----------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                  256,000           329,866
-----------------------------------------------------------------------------------------------
                                                                                     $2,072,918
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.1%
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011                 $303,000          $332,441
-----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                 523,000           557,065
-----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                           404,000           454,984
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                440,000           459,511
-----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                          424,000           477,870
-----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                188,000           195,202
-----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                               410,000           401,649
-----------------------------------------------------------------------------------------------
                                                                                     $2,878,722
-----------------------------------------------------------------------------------------------

Building - 0.7%
-----------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                           $323,000          $356,915
-----------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                            291,000           333,922
-----------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                        300,000           315,000
-----------------------------------------------------------------------------------------------
                                                                                     $1,005,837
-----------------------------------------------------------------------------------------------
Chemicals - 0.9%
-----------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                  $365,000          $408,800
-----------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                        207,000           226,927
-----------------------------------------------------------------------------------------------
Nova Chemicals Corp., 7.4%, 2009                                      226,000           247,470
-----------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                      375,000           394,687
-----------------------------------------------------------------------------------------------
                                                                                     $1,277,884
-----------------------------------------------------------------------------------------------
Conglomerates - 1.2%
-----------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                         $500,000          $556,247
-----------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                            918,000         1,038,266
-----------------------------------------------------------------------------------------------
                                                                                     $1,594,513
-----------------------------------------------------------------------------------------------
Consumer Cyclical - 0.3%
-----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                           $200,000          $215,833
-----------------------------------------------------------------------------------------------
Cendant Corp., 7.375%, 2013                                           138,000           160,721
-----------------------------------------------------------------------------------------------
                                                                                       $376,554
-----------------------------------------------------------------------------------------------
Containers - 0.6%
-----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                          $352,000          $418,000
-----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     365,000           401,500
-----------------------------------------------------------------------------------------------
                                                                                       $819,500
-----------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.5%
-----------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                          $500,000          $720,625
-----------------------------------------------------------------------------------------------

Energy - Independent - 1.5%
-----------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                            $10,000           $12,479
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                 395,000           422,650
-----------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                            215,000           246,182
-----------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                         753,000           829,310
-----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                      101,000           104,205
-----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                      202,000           206,728
-----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                       197,000           227,232
-----------------------------------------------------------------------------------------------
                                                                                     $2,048,786
-----------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                       $468,000          $526,795
-----------------------------------------------------------------------------------------------

Entertainment - 0.4%
-----------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                       $101,000          $123,606
-----------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                          155,000           163,285
-----------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                         178,000           198,289
-----------------------------------------------------------------------------------------------
                                                                                       $485,180
-----------------------------------------------------------------------------------------------

Financial Institutions - 1.2%
-----------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                        $403,000          $408,965
-----------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 5.37% to 2049##            378,000           441,197
-----------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                   523,000           525,892
-----------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                               224,000           232,498
-----------------------------------------------------------------------------------------------
                                                                                     $1,608,552
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.0%
-----------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013##                       $440,000          $449,290
-----------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                              150,000           154,683
-----------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                        561,000           617,448
-----------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75%, 2011                    GBP       62,000           119,304
-----------------------------------------------------------------------------------------------
                                                                                     $1,340,725
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
-----------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                      $150,000          $168,741
-----------------------------------------------------------------------------------------------

Gaming & Lodging - 0.4%
-----------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                $150,000          $171,000
-----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                        365,000           411,537
-----------------------------------------------------------------------------------------------
                                                                                       $582,537
-----------------------------------------------------------------------------------------------
Insurance - 1.4%
-----------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                              $627,000          $641,641
-----------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%, 2034                                           494,000           526,704
-----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                490,000           491,307
-----------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                247,000           272,240
-----------------------------------------------------------------------------------------------
                                                                                     $1,931,892
-----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
-----------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                            $75,000           $86,517
-----------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                513,000           523,093
-----------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                            381,000           388,711
-----------------------------------------------------------------------------------------------
                                                                                       $998,321
-----------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
-----------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                        $127,000          $143,510
-----------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                             410,000           438,700
-----------------------------------------------------------------------------------------------
                                                                                       $582,210
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
-----------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                               $428,000          $493,519
-----------------------------------------------------------------------------------------------

Metals & Mining - 0.5%
-----------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                      $584,000          $721,841
-----------------------------------------------------------------------------------------------

Mortgage Backed - 8.9%
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                              $95,507           $99,924
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                               278,595           280,788
-----------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                              359,041           362,934
-----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                  114,754           117,302
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                       3,902,932         4,004,946
-----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                              1,096,005         1,101,820
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2031                                                 25,682            27,526
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                         893,458           940,817
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034                                                  296,178           307,513
-----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                        1,944,739         1,997,403
-----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                               2,271,051         2,354,166
-----------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                  4,796             5,084
-----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                  683,942           712,048
-----------------------------------------------------------------------------------------------
                                                                                    $12,312,271
-----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0%
-----------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                     $1,000            $1,095
-----------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 1.7%
-----------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                     $597,000          $713,687
-----------------------------------------------------------------------------------------------
Enterprise Products Operations LP, 6.65%, 2034##                      496,000           505,709
-----------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                         375,000           405,507
-----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                         100,000           120,287
-----------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                       394,000           436,400
-----------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                           208,000           211,611
-----------------------------------------------------------------------------------------------
                                                                                     $2,393,201
-----------------------------------------------------------------------------------------------
Oil Services - 0.5%
-----------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                          $605,000          $639,735
-----------------------------------------------------------------------------------------------

Pharmaceuticals - 0.3%
-----------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                   $456,000          $469,205
-----------------------------------------------------------------------------------------------

Printing & Publishing - 0.5%
-----------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                              $143,000          $166,068
-----------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                     435,000           540,487
-----------------------------------------------------------------------------------------------
                                                                                       $706,555
-----------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
-----------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                     $175,000          $195,875
-----------------------------------------------------------------------------------------------

Real Estate - 1.4%
-----------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                    $288,000          $282,727
-----------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                          313,000           345,616
-----------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                    452,000           475,965
-----------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                          150,000           161,370
-----------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                 345,000           372,628
-----------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                    320,000           336,111
-----------------------------------------------------------------------------------------------
                                                                                     $1,974,417
-----------------------------------------------------------------------------------------------
Restaurants - 0.3%
-----------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                     $342,000          $426,847
-----------------------------------------------------------------------------------------------

Retailers - 1.0%
-----------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                        $310,000          $334,025
-----------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                    262,000           299,335
-----------------------------------------------------------------------------------------------
Gap, Inc., 8.8%, 2008                                                 301,000           367,220
-----------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                335,000           344,212
-----------------------------------------------------------------------------------------------
                                                                                     $1,344,792
-----------------------------------------------------------------------------------------------

Supermarkets - 0.2%
-----------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                               $305,000          $339,290
-----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.4%
-----------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                            $262,000          $351,740
-----------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                     323,000           362,431
-----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                               499,000           510,227
-----------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                   240,000           252,000
-----------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                    375,000           407,812
-----------------------------------------------------------------------------------------------
                                                                                     $1,884,210
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.5%
-----------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                             $510,000          $586,500
-----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013              158,000           163,358
-----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030              540,000           712,565
-----------------------------------------------------------------------------------------------
SBC Communications Inc., 6.15%, 2034                                  459,000           463,677
-----------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                   531,000           543,685
-----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                  204,000           214,315
-----------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                  737,000           834,986
-----------------------------------------------------------------------------------------------
                                                                                     $3,519,086
-----------------------------------------------------------------------------------------------
Tobacco - 0.2%
-----------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                         $314,000          $330,679
-----------------------------------------------------------------------------------------------

Transportation - Services - 0.4%
-----------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                              $83,000          $108,779
-----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                         380,000           431,300
-----------------------------------------------------------------------------------------------
                                                                                       $540,079
-----------------------------------------------------------------------------------------------
U.S. Government Agencies - 8.1%
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                               $1,335,000        $1,455,748
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                            1,208,000         1,357,302
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                1,372,000         1,375,927
-----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                             1,892,000         1,979,804
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                             17,168            18,652
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                             24,227            26,300
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                             23,554            25,663
-----------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                            127,893           134,389
-----------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                             85,189            91,752
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                            521,465           517,849
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                            676,764           694,220
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                            675,995           689,934
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                            641,479           655,705
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                            601,099           593,195
-----------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                            601,000           631,982
-----------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                            613,000           633,784
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                            309,000           313,402
-----------------------------------------------------------------------------------------------
                                                                                    $11,195,608
-----------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 27.4%
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                      $5,000            $6,906
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 - 2030                             2,025,000         2,413,005
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                   2,453,268         3,121,592
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                     940,000         1,020,965
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7.875%, 2004                                   9,416,000         9,436,969
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2004 - 2014                                4,053,101         4,107,848
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005 - 2006                              4,271,000         4,588,985
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                    1,298,000         1,329,689
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                       4,264,000         4,585,301
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                       293,000           298,391
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                   1,996,000         2,174,704
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                   2,722,347         3,002,877
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                       619,000           669,197
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                     211,000           211,066
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                      509,000           538,188
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                      259,000           263,573
-----------------------------------------------------------------------------------------------
                                                                                    $37,769,256
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.0%
-----------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                $310,000          $346,932
-----------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                               470,000           512,300
-----------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                          527,000           640,408
-----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                    437,000           490,864
-----------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                568,000           646,871
-----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                        556,000           609,196
-----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                         150,000           160,513
-----------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                     10,000            10,312
-----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                               638,000           657,094
-----------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                     403,000           457,050
-----------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                              510,000           579,041
-----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                             346,000           348,950
-----------------------------------------------------------------------------------------------
                                                                                     $5,459,531
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $134,495,360)                                        $136,137,301
-----------------------------------------------------------------------------------------------

Short-Term Obligation - 0.7%
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04, at
Amortized Cost                                                     $1,007,000        $1,007,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $135,502,360)                                  $137,144,301
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                   881,246
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $138,025,547
-----------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
^^ Interest only security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

GBP = British Pound

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value (identified cost, $135,502,360)            $137,144,301
-------------------------------------------------------------------------------------------------------
Cash                                                                      725
-------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $12,304)                  12,540
-------------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts              2,341
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                       781,888
-------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       193,542
-------------------------------------------------------------------------------------------------------
Interest receivable                                                 1,960,722
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $140,096,059
-------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                $462,196
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     956,719
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    586,962
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                        3,996
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             989
-------------------------------------------------------------------------------------------------------
  Distribution and service fee                                         11,419
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                       66
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 48,165
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $2,070,512
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $138,025,547
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $135,400,681
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities
in foreign currencies                                               1,644,523
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign
currency transactions                                               1,710,762
-------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                               (730,419)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $138,025,547
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    13,181,966
-------------------------------------------------------------------------------------------------------
Class B shares

  Net assets                                                     $138,025,547
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                               13,181,966
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.47
-------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS  (unaudited)
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/04

NET INVESTMENT INCOME

Interest income                                                                              $3,450,559
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                      $371,869
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 2,973
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           66,861
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               747,164
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                     5,726
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                         29,159
-------------------------------------------------------------------------------------------------------
  Printing                                                              21,128
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                          9,323
-------------------------------------------------------------------------------------------------------
  Legal fees                                                             7,331
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         11,156
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $1,272,690
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (1,082)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (110,416)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,161,192
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $2,289,367
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                          $(1,108,744)
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                             39
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $(1,108,705)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                       $4,312,767
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            8,412
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                         $4,321,179
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                             $3,212,474
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $5,501,841
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                   YEAR ENDED
                                                                    10/31/04                      4/30/04
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                             $2,289,367                   $8,148,767
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             (1,108,705)                   3,779,736
---------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               4,321,179                   (7,724,630)
-------------------------------------------------------------  -------------                  -----------
Change in net assets from operations                              $5,501,841                   $4,203,873
-------------------------------------------------------------  -------------                  -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class B)                              (2,967,007)                  (8,502,007)
---------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions (Class B)                                                    --                     (637,904)
-------------------------------------------------------------  -------------                  -----------
Total distributions declared to shareholders                     $(2,967,007)                 $(9,139,911)
-------------------------------------------------------------  -------------                  -----------
Change in net assets from fund share transactions               $(31,406,729)                 $(2,946,209)
-------------------------------------------------------------  -------------                  -----------
Total change in net assets                                      $(28,871,895)                 $(7,882,247)
-------------------------------------------------------------  -------------                  -----------

NET ASSETS

At beginning of period                                          $166,897,442                 $174,779,689
---------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment loss of $730,419 and $52,779,
respectively)                                                   $138,025,547                 $166,897,442
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                    SIX MONTHS ENDED              YEARS ENDED             PERIOD ENDED
CLASS B                                                     10/31/04                  4/30/04                 4/30/03*
                                                         (UNAUDITED)

Net asset value, beginning of period                          $10.27                   $10.56                   $10.00
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.16                    $0.46                    $0.28
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.25                    (0.24)                    0.52
-----------------------------------------------------------  -------                   ------                   ------
Total from investment operations                               $0.41                    $0.22                    $0.80
-----------------------------------------------------------  -------                   ------                   ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                    $(0.21)                  $(0.48)                  $(0.24)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                             --                    (0.03)                      --
-----------------------------------------------------------  -------                   ------                   ------
Total distributions declared to shareholders                  $(0.21)                  $(0.51)                  $(0.24)
-----------------------------------------------------------  -------                   ------                   ------
Net asset value, end of period                                $10.47                   $10.27                   $10.56
-----------------------------------------------------------  -------                   ------                   ------
Total return (%)                                                4.04++                   2.09                     8.08++^
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                      1.56+                    1.24                     1.05+(1)
----------------------------------------------------------------------------------------------------------------------
Net investment income                                           3.07+                    4.33                     4.48+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                61                      179                      141(2)
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                   $138,026                 $166,897                 $174,780
----------------------------------------------------------------------------------------------------------------------

(S) Effective December 22, 2003, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service and certain other fees and expenses in excess of 0.25% of average daily net assets. Prior to December 22, 2003, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.05% of average daily net assets. In addition, the investment adviser contractually waived its fees for the periods indicated. Effective June 7, 2004 the investment adviser has voluntarily agreed to reimburse the fund for its proportional shares of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                          $0.15                    $0.42                    $0.23
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      1.71+                    1.65                     1.75+(1)
----------------------------------------------------------------------------------------------------------------------
Net investment income                                           2.92+                    3.92                     3.78+
-----------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30,
    2003.
(1) Reflects direct fund expenses only.
(2) Portfolio turnover rate reflects that of the Portfolio in which the fund invests.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ For the period ended April 30, 2003, the total return was previously reported incorrectly as 7.66%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                                       4/30/04         4/30/03

Distributions declared from:
  Ordinary income                                   $9,012,330      $2,967,959
--------------------------------------------------------------------------------
  Long-term capital gain                               127,581              --
--------------------------------------------------------------------------------
Total distributions declared                        $9,139,911      $2,967,959
--------------------------------------------------------------------------------

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income          $1,560,187
              --------------------------------------------------
              Undistributed long-term capital gain    2,341,697
              --------------------------------------------------
              Unrealized depreciation                (3,243,086)
              --------------------------------------------------
              Other temporary differences              (568,766)
              --------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended October 31, 2004 were an effective rate of 0.35% of average daily net assets on an annualized basis.

The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and distribution and service fees such that the fund's aggregate expenses do not exceed 0.25% of its average daily net assets effective December 22, 2003. Prior to December 22, 2003 the fund incurred 0.05% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended October 31, 2004, the fund paid MFS $5,726, equivalent to 0.0077% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - The Trustees have adopted a distribution plan for Class B shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:
                                                         CLASS B

              Distribution Fee                             0.75%
              --------------------------------------------------
              Service Fee                                  0.25%
              --------------------------------------------------
              Total Distribution Plan                      1.00%
              --------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended October 31, 2004 amounted to:
                                                         CLASS B

              Service Fee Retained by MFD               $125,709
              --------------------------------------------------

Fees incurred under the distribution plan during the six months ended October 31, 2004 were as follows:
                                                         CLASS B

              Effective Annual Percentage Rates            1.00%
              --------------------------------------------------

A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2004 were as follows:
                                                            CLASS B

              Contingent Deferred Sales Charges Imposed  $1,834,523
              -----------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. Effective December 22, 2003, the fund incurred a fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended October 31, 2004, the fund paid MFSC a fee of $66,851 for shareholder services which equated to 0.0897% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $10 for the six months ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

  U.S. government securities                       $60,436,714     $70,452,129
--------------------------------------------------------------------------------
  Investments (non-U.S. government securities)      28,354,781      48,268,081
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $136,476,908
      --------------------------------------------------------------
      Gross unrealized appreciation                       $1,674,401
      --------------------------------------------------------------
      Gross unrealized depreciation                       (1,007,008)
      --------------------------------------------------------------
      Net unrealized appreciation (depreciation)            $667,393
      --------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     Six months ended 10/31/04               Year ended 4/30/04
                                          SHARES             AMOUNT           SHARES             AMOUNT

CLASS B SHARES

Shares sold                           1,422,720        $14,658,944        6,638,512        $70,122,807
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                14                147               --                 --
---------------------------------------------------------------------------------------------------------
Shares reacquired                    (4,487,350)       (46,065,820)      (6,946,970)       (73,069,016)
---------------------------------------------------------------------------------------------------------
Net change                           (3,064,616)      $(31,406,729)        (308,458)       $(2,946,209)
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2004 was $479, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                                 NET UNREALIZED
                                                     CONTRACTS TO          IN EXCHANGE            CONTRACTS        APPRECIATION
SETTLEMENT DATE                                   DELIVER/RECEIVE                  FOR             AT VALUE      (DEPRECIATION)

PURCHASES

11/16/2004                                         GBP    154,522             $281,141             $283,482              $2,341
-------------------------------------------------------------------------------------------------------------------------------

At October 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------------------------------------
General information                                1-800-225-2606         8 a.m. to 8 p.m., any business
                                                                          day
-------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                        1-800-637-6576         9 a.m. to 5 p.m., any business
                                                                          day
-------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or        1-800-MFS-TALK
stock and bond outlooks                            (1-800-637-8255)
                                                   touch-tone required    24 hours a day, 365 days a year
-------------------------------------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 RBJ-SEM 12/04

MFS(R) Mutual Funds

SEMIANNUAL REPORT 10/31/04


                        MFS(R) EMERGING
                        OPPORTUNITIES FUND

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) EMERGING OPPORTUNITIES FUND
The fund seeks long-term growth of capital.

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                            TABLE OF CONTENTS

                                            LETTER FROM THE CEO              1
                                            ----------------------------------
                                            PORTFOLIO COMPOSITION            4
                                            ----------------------------------
                                            PERFORMANCE SUMMARY              5
                                            ----------------------------------
                                            EXPENSE TABLE                    8
                                            ----------------------------------
                                            PORTFOLIO OF INVESTMENTS        10
                                            ----------------------------------
                                            FINANCIAL STATEMENTS            12
                                            ----------------------------------
                                            NOTES TO FINANCIAL STATEMENTS   17
                                            ----------------------------------
                                            PROXY VOTING POLICIES AND
                                            INFORMATION                     23
                                            ----------------------------------
                                            QUARTERLY PORTFOLIO DISCLOSURE  23
                                            ----------------------------------
                                            CONTACT INFORMATION     BACK COVER
                                            ----------------------------------

--------------------------------------------------------------------------------------
NOT FDIC INSURED    MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                           97.4%
        Cash & Other Net Assets          2.6%

TOP TEN HOLDINGS

NTL, INC.                                                                 6.4%
------------------------------------------------------------------------------
CYTYC CORP.                                                               5.6%
------------------------------------------------------------------------------
AMERICAN TOWER CORP.                                                      5.5%
------------------------------------------------------------------------------
CENTRAL EUROPEAN MEDIA
ENTERPRISES LTD.                                                          4.0%
------------------------------------------------------------------------------
EBAY, INC.                                                                3.8%
------------------------------------------------------------------------------

R.H. DONNELLEY CORP.                                                      3.5%
------------------------------------------------------------------------------
INFOSPACE, INC.                                                           3.4%
------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD.                                              3.3%
------------------------------------------------------------------------------
SBA COMMUNICATIONS CORP.                                                  3.2%
------------------------------------------------------------------------------
ASPECT MEDICAL SYSTEMS, INC.                                              3.1%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Health care                                                              26.5%
------------------------------------------------------------------------------
Leisure                                                                  26.2%
------------------------------------------------------------------------------
Technology                                                               14.9%
------------------------------------------------------------------------------
Miscellaneous                                                            12.5%
------------------------------------------------------------------------------
Utilities & communications                                                9.9%
------------------------------------------------------------------------------
Energy                                                                    5.1%
------------------------------------------------------------------------------
Financial services                                                        2.3%
------------------------------------------------------------------------------

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

Currently, the fund offers Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. (See Notes to Performance Summary for more information.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Market volatility can significantly affect short-term performance, and more recent returns may be different from those shown. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results, and the performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      6-mo       1-yr       3-yr     Life*
------------------------------------------------------------------------------
        A               5/2/00           -2.60%      6.07%    13.54%     1.95%
------------------------------------------------------------------------------
        I               6/1/00           -1.73%      6.89%    13.95%     2.19%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average mid-cap growth fund+              2.17%      5.25%     4.12%    -7.44%
------------------------------------------------------------------------------
Russell MidCap Growth Index#              2.86%      8.77%     7.67%    -7.63%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
  Average annual
 with sales charge
--------------------

   Share class                          6-mo       1-yr       3-yr     Life*
------------------------------------------------------------------------------
        A                                -8.20%     -0.03%    11.33%     0.61%
------------------------------------------------------------------------------
  I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

        A                                -2.60%      6.07%    46.39%     9.07%
------------------------------------------------------------------------------
        I                                -1.73%      6.89%    47.98%    10.25%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, May 2, 2000, through October 31, 2004.
  Index information is from May 1, 2000.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The Russell MidCap Growth Index -  measures U.S. mid-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class I shares have no sales charges and are available only to certain eligible investors.

Performance for Class I shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance Class I would have experienced had it been offered for the entire period, the use of the blended performance generally results in lower performance.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

The portfolio may invest in small-, mid-sized, or emerging companies, which are susceptible to greater risk than is customarily associated with investing in more established companies.

Prices of value company securities held by the fund may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. If anticipated events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of value securities may not rise as expected or may fall.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. The portfolio's investment risks should be considered prior to investing. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                  Expenses
                   Annualized     Beginning        Ending       Paid During
                     Expense    Account Value  Account Value*      Period**
                     Ratio        5/01/04         10/31/04     5/01/04-10/31/04
-----------------------------------------------------------------------------
     Actual           1.01%        $1,000           $974            $5.03
 A   ------------------------------------------------------------------------
     Hypothetical     1.01%        $1,000          $1,020           $5.14
-----------------------------------------------------------------------------
     Actual           1.00%        $1,000           $983            $5.00
I    ------------------------------------------------------------------------
     Hypothetical     1.00%        $1,000          $1,020           $5.09
-----------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 97.4%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES       $ VALUE
-----------------------------------------------------------------------------------------------
Banks & Credits Companies - 0.9%
-----------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                            130        $5,004
-----------------------------------------------------------------------------------------------

Biotechnology - 6.9%
-----------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                        630       $10,540
-----------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                               720         6,285
-----------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                              180         6,307
-----------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                               490         5,699
-----------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                              310         5,072
-----------------------------------------------------------------------------------------------
Vasogen, Inc.*                                                              1,250         5,037
-----------------------------------------------------------------------------------------------
                                                                                        $38,940
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 17.1%
-----------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., "A"*                                 630       $22,296
-----------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                   360         5,238
-----------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                                 490         6,639
-----------------------------------------------------------------------------------------------
NTL, Inc.*                                                                    541        35,982
-----------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                         360        19,530
-----------------------------------------------------------------------------------------------
Westwood One, Inc.                                                            270         6,232
-----------------------------------------------------------------------------------------------
                                                                                        $95,917
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.5%
-----------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                     630        $8,203
-----------------------------------------------------------------------------------------------
Business Services - 10.6%
-----------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                  220        $9,302
-----------------------------------------------------------------------------------------------
Amadeus Fire AG                                                             1,950         9,255
-----------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                           160         9,461
-----------------------------------------------------------------------------------------------
Harris Interactive, Inc.*                                                   2,550        17,340
-----------------------------------------------------------------------------------------------
PHS Group PLC                                                               4,840         6,224
-----------------------------------------------------------------------------------------------
SkillSoft PLC, ADR*                                                         1,160         7,946
-----------------------------------------------------------------------------------------------
                                                                                        $59,528
-----------------------------------------------------------------------------------------------
Computer Software - 3.8%
-----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                  450       $11,318
-----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                       460        10,065
-----------------------------------------------------------------------------------------------
                                                                                        $21,383
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
-----------------------------------------------------------------------------------------------
Career Education Corp.*                                                       220        $6,901
-----------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                        40         3,882
-----------------------------------------------------------------------------------------------
                                                                                        $10,783
-----------------------------------------------------------------------------------------------
Electronics - 1.2%
-----------------------------------------------------------------------------------------------
American Superconductor Corp.*                                                610        $7,048
-----------------------------------------------------------------------------------------------

Energy - Independent - 0.9%
-----------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                      90        $5,238
-----------------------------------------------------------------------------------------------

Gaming & Lodging - 5.3%
-----------------------------------------------------------------------------------------------
Carnival Corp.                                                                220       $11,123
-----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                  400        18,640
-----------------------------------------------------------------------------------------------
                                                                                        $29,763
-----------------------------------------------------------------------------------------------
Internet - 9.7%
-----------------------------------------------------------------------------------------------
eBay, Inc.*                                                                   220       $21,474
-----------------------------------------------------------------------------------------------
InfoSpace, Inc.*                                                              360        18,900
-----------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                400        14,476
-----------------------------------------------------------------------------------------------
                                                                                        $54,850
-----------------------------------------------------------------------------------------------
Leisure & Toys - 3.3%
-----------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                        180        $8,085
-----------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.*                                          310        10,218
-----------------------------------------------------------------------------------------------
                                                                                        $18,303
-----------------------------------------------------------------------------------------------
Medical Equipment - 16.8%
-----------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                                 980       $17,620
-----------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                            1,390        11,905
-----------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                1,210        31,569
-----------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                   40         2,080
-----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.                                         130         7,457
-----------------------------------------------------------------------------------------------
Millipore Corp.*                                                              120         5,519
-----------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.*                                                130         7,036
-----------------------------------------------------------------------------------------------
Waters Corp.*                                                                 270        11,148
-----------------------------------------------------------------------------------------------
                                                                                        $94,334
-----------------------------------------------------------------------------------------------
Oil Services - 4.2%
-----------------------------------------------------------------------------------------------
BJ Services Co.                                                               310       $15,810
-----------------------------------------------------------------------------------------------
Smith International, Inc.*                                                    130         7,550
-----------------------------------------------------------------------------------------------
                                                                                        $23,360
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 2.8%
-----------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR*                                                          180        $4,644
-----------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                             270        10,981
-----------------------------------------------------------------------------------------------
                                                                                        $15,625
-----------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-----------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"*                                                310        $3,441
-----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 3.2%
-----------------------------------------------------------------------------------------------
SBA Communications Corp.*                                                   2,150       $17,995
-----------------------------------------------------------------------------------------------

Telephone Services - 6.7%
-----------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                  1,790       $30,770
-----------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                            140         7,182
-----------------------------------------------------------------------------------------------
                                                                                        $37,952
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $475,743)                                          $547,667
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.6%                                                    14,734
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $562,401
-----------------------------------------------------------------------------------------------
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value (identified cost, $475,743)                        $547,667
-------------------------------------------------------------------------------------------------------
Cash                                                                          407
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                            21,258
-------------------------------------------------------------------------------------------------------
Dividends receivable                                                            2
-------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                             30
-------------------------------------------------------------------------------------------------------
Other assets                                                                   83
-------------------------------------------------------------------------------------------------------
Total assets                                                                                   $569,447
-------------------------------------------------------------------------------------------------------

LIABILITIES

Notes payable                                                              $7,000
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                               35
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                            11
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                                $7,046
-------------------------------------------------------------------------------------------------------
Net assets                                                                                     $562,401
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                          $566,252
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                71,922
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                     (69,087)
-------------------------------------------------------------------------------------------------------
Accumulated net investment gain (loss)                                     (6,686)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                     $562,401
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                        55,512
-------------------------------------------------------------------------------------------------------
Class A shares

  Net assets                                                             $562,376
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                       55,510
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.13
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.13)                                                    $10.75
-------------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                               $25.19
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                        2.460
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $10.24
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS  (unaudited)
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/04

NET INVESTMENT LOSS

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                               $1,315
-------------------------------------------------------------------------------------------------------
  Interest                                                                   524
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                     (32)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                          $1,807
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                          $6,393
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                              1,077
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                          68
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                            2,160
-------------------------------------------------------------------------------------------------------
  Printing                                                                 4,195
-------------------------------------------------------------------------------------------------------
  Postage                                                                     94
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                           15,308
-------------------------------------------------------------------------------------------------------
  Legal fees                                                               1,070
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                            3,365
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  $33,730
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                       (32)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (25,205)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                     $8,493
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                             $(6,686)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                               $154,256
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                              104
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                   $154,360
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                          $(228,957)
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                 (2)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                   $(228,959)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                               $(74,599)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                           $(81,285)
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              SIX MONTHS ENDED                 YEAR ENDED
                                                                      10/31/04                    4/30/04
                                                                   (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS

Net investment loss                                                    $(6,686)                  $(10,616)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                           154,360                    292,948
---------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                  (228,959)                   237,779
-------------------------------------------------------------  ---------------                 ----------
Change in net assets from operations                                  $(81,285)                  $520,111
-------------------------------------------------------------  ---------------                 ----------
Change in net assets from fund share transactions                  $(1,609,417)                  $792,210
-------------------------------------------------------------  ---------------                 ----------
Total change in net assets                                         $(1,690,702)                $1,312,321
-------------------------------------------------------------  ---------------                 ----------

NET ASSETS

At beginning of period                                              $2,253,103                   $940,782
---------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $6,686 and $0, respectively)                                       $562,401                 $2,253,103
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL  HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                             SIX MONTHS                     YEARS ENDED 4/30
                                                  ENDED         -----------------------------------------         PERIOD ENDED
CLASS A                                        10/31/04              2004            2003            2002             4/30/01*
                                            (UNAUDITED)

Net asset value, beginning of period             $10.40             $7.02           $8.30           $7.79               $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss(S)                           $(0.04)           $(0.06)         $(0.03)         $(0.03)              $(0.03)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments and foreign currency             (0.23)             3.44           (1.25)           0.54                (1.51)
----------------------------------------------  -------            ------          ------          ------               ------
Total from investment operations                 $(0.27)            $3.38          $(1.28)          $0.51               $(1.54)
----------------------------------------------  -------            ------          ------          ------               ------
Less distributions declared to shareholders
in excess of net realized gain on investments
and foreign currency transactions                   $--               $--             $--             $--               $(0.67)
----------------------------------------------  -------            ------          ------          ------               ------
Net asset value, end of period                   $10.13            $10.40           $7.02           $8.30                $7.79
----------------------------------------------  -------            ------          ------          ------               ------
Total return (%)(+)                               (2.60)++          48.15          (15.42)           6.55               (16.13)++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                        1.01+             1.01            1.02            1.04                 1.03+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (0.81)+           (0.63)          (0.42)          (0.36)               (0.35)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   29               201             252             129                  169
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $562              $638            $454            $387                 $503
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                              $(0.19)           $(0.36)         $(0.37)         $(0.44)              $(0.27)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         3.97+             4.32            6.16            6.50                 3.45+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (3.77)+           (3.94)          (5.56)          (5.82)               (2.77)+
------------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, May 2, 2000, through April 30, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^  Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.00% and 1.01% for the years ended April 30, 2004, and April 30, 2003, respectively.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                            SIX MONTHS                     YEARS ENDED 4/30
                                                 ENDED         ----------------------------------------         PERIOD ENDED
CLASS I                                       10/31/04             2004            2003            2002             4/30/01*
                                           (UNAUDITED)

Net asset value, beginning of period            $10.42            $7.04           $8.29           $7.79                $9.60**
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                        $(0.04)          $(0.07)         $(0.03)         $(0.03)              $(0.04)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency            (0.14)            3.45           (1.22)           0.53                (1.10)**
----------------------------------------------  ------           ------          ------          ------               ------
Total from investment operations                $(0.18)           $3.38          $(1.25)          $0.50               $(1.14)**
----------------------------------------------  ------           ------          ------          ------               ------
Less distributions declared to shareholders
in excess of net realized gain on
investments and foreign currency
transactions                                       $--              $--             $--             $--               $(0.67)
----------------------------------------------  ------           ------          ------          ------               ------
Net asset value, end of period                  $10.24           $10.42           $7.04           $8.29                $7.79
----------------------------------------------  ------           ------          ------          ------               ------
Total return (%)                                 (1.73)++         48.01          (15.08)           6.42               (12.63)**++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                       1.00+            1.01            1.02            1.04                 1.03+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                              (0.78)+          (0.68)          (0.44)          (0.38)               (0.36)+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  29              201             252             129                  169
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $0+++        $1,615            $487            $552                 $795
----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                             $(0.20)          $(0.38)         $(0.38)         $(0.46)              $(0.30)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        3.96+            4.32            6.16            6.50                 3.45+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                              (3.74)+          (3.99)          (5.58)          (5.84)               (2.77)+
----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class I shares, June 1, 2000, through April 30, 2001.
 ** The net asset value and total return previously reported as $10.00 and
    (16.13)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Class I net assets were less than $500.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.00% and 1.01% for the years ended April 30, 2004, and April 30, 2003, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Opportunities Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security that the fund does not own, with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The fund paid no distributions for the years ended April 30, 2004 and April 30, 2003.

As of April 30, 2004, the components of accumulated losses on a tax basis were as follows:

              Capital loss carryforward               $(223,447)
              --------------------------------------------------
              Unrealized appreciation                   300,881
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2010, $(49,067) and April 30, 2011, $(174,380).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's other expenses during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.25% of average daily net assets for Class A and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At October 31, 2004, aggregate unreimbursed expenses amounted to $25,190.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. The fund has an unfunded defined benefit plan for retired Independent Trustees. The trustees are currently waiving their right to receive compensation from the fund.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment for fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended October 31, 2004, the fund paid MFS $68 equivalent to 0.0080% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive charges on sales of Class A shares for the six months ended October 31, 2004.

The Trustees have adopted a distribution plan for Class A shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under Class A distribution plan are currently not being implemented.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended October 31, 2004, the fund paid MFSC a fee of $774 for shareholder services which equated to 0.0910% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $63 for the six months ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $454,656 and $1,914,033, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

              Aggregate cost                           $475,908
              --------------------------------------------------
              Gross unrealized appreciation            $111,408
              --------------------------------------------------
              Gross unrealized depreciation             (39,649)
              --------------------------------------------------
              Net unrealized appreciation (depreciation)$71,759
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          Six months ended 10/31/04            Year ended 4/30/04
                                          SHARES             AMOUNT          SHARES         AMOUNT

CLASS A SHARES

Shares sold                                     2,937           $29,336        26,453         $249,955
---------------------------------------------------------------------------------------------------------
Shares reacquired                              (8,773)          (84,709)      (29,791)        (274,823)
---------------------------------------------------------------------------------------------------------
Net change                                     (5,836)         $(55,373)       (3,338)        $(24,868)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                10,628.200          $105,153       104,826       $1,000,203
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (165,563.740)       (1,659,197)      (19,026)        (183,125)
---------------------------------------------------------------------------------------------------------
Net change                               (154,935.540)      $(1,554,044)       85,800         $817,078
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2004 was $3, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2004.

(7) SUBSEQUENT EVENT

On December 16, 2004, the Board of Trustees approved the termination of the fund. It is expected that the fund will terminate operations on or about January 31, 2005.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------------------------------------
General information                                1-800-225-2606         8 a.m. to 8 p.m., any business
                                                                          day
-------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                        1-800-637-6576         9 a.m. to 5 p.m., any business
                                                                          day
-------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or        1-800-MFS-TALK
stock and bond outlooks                            (1-800-637-8255)
                                                   touch-tone required    24 hours a day, 365 days a year
-------------------------------------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                   MCV-SEM 12/04

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations to the Board for nominees to the Registrant's Board, to the Board. Shareholders may mail written recommendations to the Board to the attention of the Board of Trustees, MFS Series Trust IX, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o , Jeffrey N. Carp, Secretary of the Fund. Shareholder communications must be in writing and be signed by the shareholder and identify the series of the Registrant to which they relate. Such recommendations must be accompanied by the candidate's biographical and occupational data (including whether the candidate would be an "interested person" of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the series of the Registrant to which the recommendation relates and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX



By (Signature and Title)* ROBERT J. MANNING
                          ------------------------------------------------------
                          Robert J. Manning, President

Date: December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          ------------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date:  December 21, 2004


By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date: December 21, 2004



* Print name and title of each signing officer under his or her signature.